UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of
              Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
Aerospace - 0.9%              AeroVironment, Inc. (a)                                         2,000   $     63,900
                              Aerosonic Corp. (a)                                               200            450
                              Argon ST, Inc. (a)                                              2,100         49,329
                              Astronics Corp. (a)                                             1,000         22,550
                              Crane Co.                                                       5,100        151,521
                              Cubic Corp.                                                     1,600         39,344
                              DRS Technologies, Inc.                                          3,533        271,158
                              ESCO Technologies, Inc. (a)                                     2,700        130,059
                              EnPro Industries, Inc. (a)                                      2,200         81,752
                              Esterline Technologies Corp. (a)                                3,000        118,770
                              Garmin Ltd. (b)                                                12,500        424,250
                              GenCorp, Inc. (a)                                               4,100         27,634
                              Heico Corp. Class A                                             1,792         50,284
                              KVH Industries, Inc. (a)                                        2,700         24,813
                              Kaman Corp. Class A                                             2,300         65,504
                              SAIC, Inc. (a)                                                 15,600        315,588
                              SatCon Technology Corp. (a)                                     5,900         10,561
                              Spacehab, Inc. (a)                                                 50             18
                              Spirit Aerosystems Holdings, Inc. Class A (a)                  10,200        163,914
                              Teledyne Technologies, Inc. (a)                                 2,900        165,764
                              Trimble Navigation Ltd. (a)                                    11,434        295,683
                              Veeco Instruments, Inc. (a)                                     3,800         56,278
                                                                                                      ------------
                                                                                                         2,529,124
------------------------------------------------------------------------------------------------------------------
Air Transport - 0.6%          AAR Corp. (a)                                                   2,900         48,111
                              AMR Corp. (a)(c)                                               25,100        246,482
                              AirTran Holdings, Inc. (a)                                     12,300         29,889
                              Aircastle Ltd.                                                  5,600         55,496
                              Alaska Air Group, Inc. (a)                                      3,700         75,443
                              Allegiant Travel Co. (a)                                        1,800         63,576
                              Atlas Air Worldwide Holdings, Inc. (a)                          1,500         60,465
                              Aviation General, Inc. (a)                                      1,200              0
                              Continental Airlines, Inc. Class B (a)                         10,170        169,636
                              Delta Air Lines, Inc. (a)                                      29,000        216,050
                              ExpressJet Holdings, Inc. (a)                                   1,600            304
                              Great Lakes Aviation Ltd. (a)                                     700          1,610
                              Hawaiian Holdings, Inc. (a)                                     5,102         47,347
                              JetBlue Airways Corp. (a)(b)                                   12,875         63,731
                              LMI Aerospace, Inc. (a)                                         1,500         30,165
                              Mesa Air Group, Inc. (a)                                        2,000            660
                              Northwest Airlines Corp. (a)                                   22,100        199,563
                              PHI, Inc. (a)                                                   1,900         70,167
                              Pinnacle Airlines Corp. (a)                                     3,100         12,338
                              Republic Airways Holdings, Inc. (a)                             2,000         20,380
                              SkyWest, Inc.                                                   4,600         73,508
                              TransDigm Group, Inc. (a)                                       2,500         85,575
                              UAL Corp. (b)                                                  11,030         96,954

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              US Airways Group, Inc. (a)                                     12,059   $     72,716
                              Vanguard Airlines, Inc. (a)                                       200              0
                                                                                                      ------------
                                                                                                         1,740,166
------------------------------------------------------------------------------------------------------------------
Apparel - 1.0%                Aeropostale, Inc. (a)                                           6,425        206,307
                              Ashworth, Inc. (a)                                              3,400         11,424
                              bebe Stores, Inc.                                               3,150         30,775
                              Brown Shoe Co., Inc.                                            3,100         50,778
                              The Buckle, Inc.                                                1,550         86,087
                              Cache, Inc. (a)                                                 2,300         15,801
                              Carter's, Inc. (a)                                              4,600         90,758
                              Cherokee, Inc.                                                  1,400         30,772
                              Citi Trends, Inc. (a)                                           1,600         26,064
                              Columbia Sportswear Co.                                         1,600         67,136
                              Crocs, Inc. (a)                                                 8,600         30,788
                              Deckers Outdoor Corp. (a)                                       1,300        135,304
                              Dixie Group, Inc. (a)                                             900          6,615
                              Escalade, Inc.                                                    900          2,700
                              Finlay Enterprises, Inc. (a)                                      600            132
                              Fossil, Inc. (a)                                                5,017        141,630
                              G-III Apparel Group, Ltd. (a)                                   1,200         22,452
                              GSI Commerce, Inc. (a)                                          3,000         46,440
                              Guess?, Inc.                                                    5,600        194,824
                              Hartmarx Corp. (a)                                              2,100          3,927
                              Heelys, Inc. (a)                                                3,700         16,576
                              Iconix Brand Group, Inc. (a)                                    5,981         78,231
                              J. Crew Group, Inc. (a)(b)                                      5,100        145,707
                              Joe's Jeans, Inc. (a)                                           2,300          2,530
                              Jos. A. Bank Clothiers, Inc. (a)(b)                             1,956         65,722
                              K-Swiss, Inc. Class A                                           3,200         55,680
                              Kenneth Cole Productions, Inc. Class A                          1,800         26,460
                              Lacrosse Footwear, Inc.                                           500          8,000
                              Maidenform Brands, Inc. (a)                                     1,600         23,216
                              Mothers Work, Inc. (a)                                          1,200         16,656
                              New York & Co. (a)                                              2,600         24,804
                              Oxford Industries, Inc.                                         1,600         41,328
                              Perry Ellis International, Inc. (a)                             1,800         26,838
                              Phillips-Van Heusen Corp.                                       4,100        155,431
                              Phoenix Footwear Group, Inc. (a)                                1,000            950
                              Quiksilver, Inc. (a)                                           12,500         71,750
                              Rocky Brands, Inc. (a)                                          1,000          3,330
                              Skechers U.S.A., Inc. Class A (a)                               2,700         45,441
                              Stage Stores, Inc.                                              2,700         36,882
                              Steven Madden Ltd. (a)                                          2,300         56,994
                              Superior Uniform Group, Inc.                                    1,500         15,630
                              Tandy Brands Accessories, Inc.                                    200            950
                              Timberland Co. Class A (a)                                      3,500         60,795
                              True Religion Apparel, Inc. (a)(b)                              2,100         54,285

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Under Armour, Inc. Class A (a)(b)                               3,400   $    107,984
                              Unifi, Inc. (a)                                                 3,200         15,488
                              Volcom, Inc. (a)                                                2,200         38,016
                              The Warnaco Group, Inc. (a)                                     4,400        199,276
                              Weyco Group, Inc.                                                 400         13,388
                              Wolverine World Wide, Inc.                                      5,000        132,300
                              Xerium Technologies, Inc.                                         300          1,932
                                                                                                      ------------
                                                                                                         2,743,284
------------------------------------------------------------------------------------------------------------------
Banks - 4.2%                  Ameriana Bancorp                                                  200          1,724
                              American Bancorp of New Jersey                                  1,200         11,964
                              American National Bankshares, Inc.                                400          6,600
                              AmericanWest Bancorp                                            2,200          2,904
                              Ameris Bancorp                                                    720         10,692
                              Ames National Corp.                                               700         18,165
                              Arrow Financial Corp.                                             470         13,823
                              Associated Banc-Corp.                                          11,559        230,602
                              BCSB Bancorp, Inc. (a)                                            631          6,367
                              Bancfirst Corp.                                                 1,000         48,330
                              The Bancorp, Inc. (a)                                           2,500         12,500
                              Bancorp of New Jersey, Inc. (a)                                 1,300         14,040
                              BancorpSouth, Inc.                                              8,000        225,040
                              Bank Mutual Corp.                                               5,900         66,965
                              Bank of Granite Corp.                                             781          1,820
                              Bank of Hawaii Corp.                                            4,000        213,800
                              BankAtlantic Bancorp, Inc.                                      2,420         19,844
                              BankFinancial Corp.                                             1,000         14,680
                              Bar Harbor Bankshares                                             200          5,400
                              Beneficial Mutual Bancorp, Inc. (a)                             3,700         46,805
                              Berkshire Bancorp, Inc.                                           300          2,994
                              Boston Private Financial Holdings, Inc.                         5,500         48,070
                              Bridge Bancorp, Inc.                                            1,200         23,700
                              Brookline Bancorp, Inc.                                         6,099         78,006
                              Bryn Mawr Bank Corp.                                              500         10,990
                              CFS Bancorp, Inc.                                               2,600         24,050
                              Camden National Corp.                                             700         24,465
                              Capital Bank Corp.                                              1,100         10,450
                              Capital City Bank Group, Inc. (b)                                 625         19,594
                              Capitol Bancorp Ltd.                                              720         14,033
                              Capitol Federal Financial                                       2,140         94,866
                              Cardinal Financial Corp.                                        4,200         33,936
                              Carrollton Bancorp                                                210          1,682
                              Cascade Bancorp (b)                                             2,975         26,448
                              Center Bancorp, Inc.                                            2,988         30,298
                              Center Financial Corp.                                          1,800         22,986
                              Century Bancorp, Inc. Class A                                   1,300         19,461
                              Chemical Financial Corp.                                        2,713         84,483
                              Citizens & Northern Corp.                                         612         13,188

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Citizens Banking Corp.                                          8,985   $     27,674
                              Citizens South Banking Corp.                                    2,428         17,069
                              City Holding Co.                                                1,800         76,050
                              City National Corp.                                             3,200        173,760
                              CityBank                                                        2,050         31,980
                              Clifton Savings Bancorp, Inc.                                     980         11,750
                              CoBiz Financial, Inc. (b)                                       1,250         15,012
                              The Colonial BancGroup, Inc. (b)                               19,446        152,845
                              Colony Bankcorp, Inc.                                             500          5,200
                              Columbia Banking System, Inc.                                   2,030         35,992
                              Comm Bancorp, Inc.                                                100          4,200
                              Commerce Bancshares, Inc.                                       5,695        264,248
                              Community Bancorp (a)                                           2,100         13,356
                              Community Bank System, Inc.                                     3,300         82,995
                              Community Trust Bancorp, Inc.                                   1,580         54,352
                              Corus Bankshares, Inc. (b)                                      4,800         19,440
                              Cullen/Frost Bankers, Inc.                                      4,640        278,400
                              Danvers Bancorp, Inc.                                             100          1,275
                              Doral Financial Corp. (a)                                         677          7,393
                              ESSA Bancorp, Inc.                                              2,500         34,750
                              East-West Bancorp, Inc. (b)                                     7,190         98,503
                              Encore Bancshares, Inc. (a)                                     2,100         37,800
                              Enterprise Financial Services Corp.                               400          9,024
                              EuroBancshares, Inc. (a)                                        1,400          3,626
                              F.N.B. Corp.                                                    8,989        143,644
                              FNB United Corp.                                                  300          2,193
                              Farmers Capital Bank Corp.                                        300          8,106
                              Financial Institutions, Inc.                                    2,000         40,020
                              First BanCorp, Puerto Rico                                      8,600         95,116
                              First Bancorp, North Carolina                                     600         10,260
                              First Busey Corp. (b)                                           2,850         52,241
                              First Cash Financial Services, Inc. (a)                         3,400         51,000
                              First Citizens Banc Corp                                        1,000          9,840
                              First Citizens BancShares, Inc. Class A                           590        105,610
                              First Commonwealth Financial Corp. (b)                          7,300         98,331
                              First Community Bancshares, Inc.                                1,200         45,024
                              First Federal Bancshares of Arkansas, Inc.                      1,200         11,880
                              First Financial Bancorp                                         4,710         68,766
                              First Financial Bankshares, Inc.                                1,866         96,808
                              First Financial Service Corp.                                     358          6,612
                              First M&F Corp.                                                   600          6,858
                              First Merchants Corp.                                           2,115         48,222
                              First Midwest Bancorp, Inc.                                     5,075        123,018
                              First Niagara Financial Group, Inc.                            10,789        169,927
                              The First of Long Island Corp.                                    400          9,700
                              First Regional Bancorp (a)                                        600          3,750
                              First South Bancorp, Inc.                                         600         10,362

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              First State Bancorp.                                            3,300   $     17,622
                              FirstMerit Corp.                                                7,300        153,300
                              Fox Chase Bancorp, Inc. (a)                                     1,800         21,060
                              Franklin Bank Corp. (a)(b)                                      4,300          2,107
                              Frontier Financial Corp. (b)                                    5,400         72,522
                              Fulton Financial Corp.                                         17,711        193,227
                              Gateway Financial Holdings, Inc.                                1,200          6,420
                              German American Bancorp, Inc.                                     661          7,701
                              Great Southern Bancorp, Inc.                                      600          7,650
                              Greene County Bancshares, Inc.                                  1,800         42,318
                              Guaranty Bancorp (a)                                            2,600         15,860
                              Guaranty Financial Group, Inc. (a)                              2,833         11,190
                              Hancock Holding Co.                                             2,900        147,900
                              Hanmi Financial Corp.                                           5,856         29,573
                              Harleysville National Corp.                                     1,698         28,832
                              Hawthorn Bancshares, Inc.                                         250          6,093
                              Heartland Financial USA, Inc.                                     400         10,024
                              Heritage Commerce Corp.                                         1,900         28,918
                              Home Bancshares, Inc.                                             716         18,523
                              Horizon Financial Corp.                                           625          5,675
                              Imperial Capital Bancorp, Inc.                                    300          2,601
                              Independent Bank Corp./MA                                       1,900         59,223
                              Indiana Community Bancorp                                       1,200         17,880
                              Integra Bank Corp.                                              2,200         17,556
                              Internet Capital Group, Inc. (a)                                2,175         17,639
                              Intervest Bancshares Corp.                                      2,100         16,023
                              Investors Bancorp, Inc. (a)                                     2,600         39,130
                              Irwin Financial Corp.                                           5,500         21,725
                              Jefferson Bancshares, Inc.                                      2,500         23,375
                              Kearny Financial Corp.                                          2,300         28,152
                              Lakeland Bancorp, Inc.                                          2,500         29,225
                              Lakeland Financial Corp.                                        1,700         37,332
                              Legacy Bancorp, Inc./MA                                         1,900         25,650
                              Macatawa Bank Corp.                                               787          5,501
                              MainSource Financial Group, Inc.                                2,301         45,100
                              Malvern Federal Bancorp, Inc.                                   1,300         13,039
                              Mercantile Bank Corp.                                           2,170         17,317
                              Merchants Bancshares, Inc.                                        350          8,488
                              Metavante Technologies, Inc. (a)                                8,100        156,006
                              Midwest Banc Holdings, Inc.                                     1,000          4,000
                              NBT Bancorp, Inc.                                               3,460        103,523
                              Nara Bancorp, Inc.                                              3,100         34,720
                              National Penn Bancshares, Inc.                                  8,227        120,114
                              NewAlliance Bancshares, Inc.                                    8,200        123,246
                              Newbridge Bancorp                                               2,004          9,559
                              North Valley Bancorp                                            2,200         13,112
                              Northern States Financial Corp.                                   300          2,802

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Northfield Bancorp, Inc. (a)                                      700   $      8,477
                              Norwood Financial Corp.                                           157          4,553
                              OceanFirst Financial Corp.                                      2,000         36,240
                              Ohio Valley Banc Corp.                                            875         17,938
                              Old National Bancorp                                            6,932        138,779
                              Old Second Bancorp, Inc. (b)                                    1,686         31,225
                              Oriental Financial Group                                        2,794         49,901
                              PFF Bancorp, Inc.                                               1,660          2,075
                              Pamrapo Bancorp, Inc.                                           1,000         10,200
                              Park National Corp. (b)                                           830         64,740
                              Parkvale Financial Corp.                                          300          4,725
                              Peapack-Gladstone Financial Corp. (b)                             563         18,861
                              Penns Woods Bancorp, Inc.                                         800         23,200
                              Pennsylvania Commerce Bancorp, Inc. (a)                           400         11,924
                              Peoples Bancorp of North Carolina, Inc.                           363          4,095
                              Peoples Bancorp, Inc.                                             595         12,953
                              Peoples Financial Corp.                                         1,200         22,812
                              People's United Financial, Inc.                                17,317        333,352
                              Pinnacle Financial Partners, Inc. (a)                           1,480         45,584
                              Popular, Inc. (b)                                              25,939        215,034
                              Porter Bancorp, Inc.                                            1,700         30,243
                              Preferred Bank                                                  1,850         20,739
                              Premierwest Bancorp                                               400          3,228
                              PrivateBancorp, Inc. (b)                                        3,200        133,312
                              Prosperity Bancshares, Inc.                                     4,600        156,354
                              Provident Bankshares Corp.                                      4,056         39,384
                              Provident New York Bancorp                                      4,803         63,496
                              Prudential Bancorp, Inc. of Pennsylvania                        2,500         25,125
                              Republic Bancorp, Inc. Class A                                  1,348         40,871
                              Republic First Bancorp, Inc. (a)                                2,746         23,643
                              Rockville Financial, Inc.                                       1,300         20,475
                              Royal Bancshares of Pennsylvania Class A                          785          4,372
                              S1 Corp. (a)                                                    6,000         36,720
                              S&T Bancorp, Inc.                                               2,600         95,758
                              SCBT Financial Corp.                                              300         11,280
                              SVB Financial Group (a)                                         3,175        183,896
                              SY Bancorp, Inc.                                                  310          9,492
                              Sandy Spring Bancorp, Inc.                                      2,050         45,305
                              Savannah Bancorp, Inc.                                            188          2,491
                              Seacoast Banking Corp. of Florida (b)                           3,070         32,941
                              Shore Bancshares, Inc. (b)                                        450         11,565
                              Signature Bank (a)                                              3,100        108,128
                              Simmons First National Corp. Class A                            1,500         53,400
                              The South Financial Group, Inc.                                 8,655         63,441
                              Southside Bancshares, Inc.                                      1,652         41,630
                              Southwest Bancorp, Inc.                                         2,500         44,175
                              Southwest Georgia Financial Corp.                                 132          1,967

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              State Bancorp, Inc.                                               725   $     10,803
                              StellarOne Corp.                                                  925         19,120
                              Sterling Bancorp                                                2,605         37,668
                              Sterling Bancshares, Inc.                                       8,025         83,861
                              Suffolk Bancorp                                                 1,200         47,292
                              Summit Financial Group, Inc.                                      500          5,875
                              Sun Bancorp, Inc. (a)                                           1,309         17,737
                              Superior Bancorp (a)                                              250          2,113
                              Susquehanna Bancshares, Inc.                                    8,900        173,728
                              Synovus Financial Corp.                                        26,300        272,205
                              TCF Financial Corp.                                            11,990        215,820
                              TFS Financial Corp.                                            10,000        125,200
                              Temecual Valley Bancorp, Inc.                                     400          2,180
                              Texas Capital Bancshares, Inc. (a)                              3,300         68,508
                              Tompkins Trustco, Inc.                                            632         31,916
                              Towne Bank                                                      1,500         33,000
                              Trico Bancshares                                                  900         19,377
                              TrustCo Bank Corp. NY                                           8,260         96,725
                              Trustmark Corp.                                                 5,300        109,922
                              UCBH Holdings, Inc.                                            12,850         82,369
                              UMB Financial Corp.                                             3,120        163,862
                              Umpqua Holdings Corp. (b)                                       6,536         96,145
                              Union Bankshares Corp.                                            750         18,000
                              United Bancorp, Inc.                                              336          3,360
                              United Bankshares, Inc.                                         4,500        157,500
                              United Community Financial Corp.                                1,632          8,160
                              United Financial Bancorp, Inc.                                  1,100         16,335
                              United Western Bancorp, Inc.                                    1,600         20,000
                              Univest Corp. of Pennsylvania                                     600         22,200
                              Valley National Bancorp                                        13,206        276,806
                              Vineyard National Bancorp (b)                                   2,625          3,281
                              Virginia Commerce Bancorp (a)                                   3,080         19,250
                              WSFS Financial Corp.                                              900         54,000
                              Washington Trust Bancorp, Inc.                                    800         21,280
                              WesBanco, Inc.                                                  2,789         74,243
                              West Coast Bancorp                                              2,200         32,252
                              Westamerica Bancorp.                                            2,800        161,084
                              Western Alliance Bancorp (a)(b)                                 1,700         26,282
                              Whitney Holding Corp.                                           6,725        163,081
                              Wilmington Trust Corp.                                          5,900        170,097
                              Wilshire Bancorp, Inc.                                          2,300         27,991
                              Wintrust Financial Corp.                                        2,650         77,778
                                                                                                      ------------
                                                                                                        11,476,805
------------------------------------------------------------------------------------------------------------------
Business Machines - 1.0%      3Com Corp. (a)                                                 32,590         75,935
                              3D Systems Corp. (a)(b)                                         2,200         31,350
                              ActivIdentity Corp. (a)                                         3,700          8,399
                              Adaptec, Inc. (a)                                              14,100         46,248

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              American Railcar Industries, Inc.                               1,800   $     28,872
                              American Software Class A                                       4,300         23,435
                              Analogic Corp.                                                  1,400         69,664
                              Arbitron, Inc.                                                  2,800        125,132
                              Avocent Corp. (a)                                               4,300         87,978
                              Black Box Corp.                                                 1,300         44,889
                              Borland Software Corp. (a)                                      5,300          8,109
                              California First National Bancorp                                 600          5,994
                              Charles & Colvard Ltd. (a)(b)                                   1,750          1,050
                              Communication Intelligence Corp. (a)                              700             80
                              Concurrent Computer Corp. (a)                                     390          2,262
                              Convera Corp. (a)                                               9,200          9,844
                              Cray, Inc. (a)                                                  2,475         12,821
                              Diebold, Inc.                                                   5,600        185,416
                              Digi International, Inc. (a)                                    1,000         10,200
                              Digital Lightwave, Inc. (a)                                     3,600            144
                              Emageon, Inc. (a)                                               4,100          8,897
                              Fair Isaac Corp.                                                4,551        104,901
                              Flow International Corp. (a)                                    4,500         22,860
                              Foundry Networks, Inc. (a)                                     12,400        225,804
                              Hanger Orthopedic Group, Inc. (a)                               2,400         41,880
                              Hypercom Corp. (a)                                              3,100         12,338
                              IKON Office Solutions, Inc.                                     7,200        122,472
                              Immersion Corp. (a)                                             3,600         20,952
                              Integrated Device Technology, Inc. (a)                         16,770        130,471
                              iRobot Corp. (a)(b)                                             1,700         25,194
                              LTX-Credence Corp. (a)                                         10,535         18,331
                              Lantronix, Inc. (a)                                             2,100            945
                              MIPS Technologies, Inc. (a)                                     3,200         11,232
                              Micros Systems, Inc. (a)                                        8,200        218,612
                              Napster, Inc. (a)                                               6,200         16,182
                              Network Engines, Inc. (a)                                       7,500          4,200
                              Omnicell, Inc. (a)                                              3,800         49,970
                              PAR Technology Corp. (a)                                        1,000          7,160
                              Palm, Inc. (b)                                                  9,826         58,661
                              Premiere Global Services, Inc. (a)                              4,085         57,435
                              Rackable Systems, Inc. (a)                                      3,600         35,316
                              Rimage Corp. (a)                                                1,600         22,336
                              ScanSource, Inc. (a)                                            2,700         77,733
                              Sigma Designs, Inc. (a)(b)                                      2,900         41,238
                              Soapstone Networks, Inc. (a)                                    3,315         11,105
                              SumTotal Systems, Inc. (a)                                        445          1,820
                              Sybase, Inc. (a)                                                7,555        231,334
                              Tech Data Corp. (a)                                             5,200        155,220
                              Transact Technologies, Inc. (a)                                 1,140          9,074

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              VeriFone Holdings, Inc. (a)(b)                                  6,800   $    112,472
                              White Electronic Designs Corp. (a)                              3,100         15,500
                                                                                                      ------------
                                                                                                         2,649,467
------------------------------------------------------------------------------------------------------------------
Business Services - 9.8%      4Kids Entertainment, Inc. (a)                                   1,000          7,060
                              ABM Industries, Inc. (c)                                        3,500         76,440
                              ACI Worldwide, Inc. (a)                                         3,300         57,816
                              AMICAS, Inc. (a)                                                3,400          8,160
                              AMN Healthcare Services, Inc. (a)                               2,420         42,519
                              Aastrom Biosciences, Inc. (a)(b)                               11,100          2,775
                              Accenture Ltd. Class A                                         57,000      2,166,000
                              Actuate Corp. (a)                                               3,700         12,950
                              Adept Technology, Inc. (a)                                         40            349
                              Administaff, Inc.                                               1,800         48,996
                              Advent Software, Inc. (a)                                       2,000         70,460
                              The Advisory Board Co. (a)                                      1,900         57,304
                              Affymetrix, Inc. (a)                                            6,960         53,870
                              Alfacell Corp. (a)                                              3,400          2,312
                              Alliance Data Systems Corp. (a)                                 5,700        361,266
                              The Allied Defense Group, Inc. (a)                              1,000          6,140
                              Allied Healthcare International, Inc. (a)                       3,100          5,890
                              Alnylam Pharmaceuticals, Inc. (a)                               3,000         86,850
                              Ambassadors International, Inc. (a)(b)                          1,800          3,582
                              American Dental Partners, Inc. (a)                                100          1,170
                              American Ecology Corp.                                          2,160         59,767
                              American Independence Corp. (a)                                    48            320
                              American Public Education, Inc. (a)                             1,500         72,420
                              American Reprographics Co. (a)                                  2,600         44,850
                              American Superconductor Corp. (a)(b)                            3,900         91,923
                              Analysts International Corp. (a)                                  200            224
                              Ansys, Inc. (a)                                                 7,906        299,400
                              Arbinet-Thexchange, Inc.                                        4,700         12,831
                              ArcSight, Inc. (a)                                                200          1,526
                              Ariba, Inc. (a)                                                 8,554        120,868
                              Art Technology Group, Inc. (a)                                  8,471         29,818
                              athenahealth, Inc. (a)                                          2,300         76,521
                              Authentidate Holding Corp. (a)                                  2,000            920
                              BSQUARE Corp. (a)                                               1,150          4,117
                              Bankrate, Inc. (a)                                              1,700         66,147
                              Baran Group Ltd.                                                  102          1,198
                              Barrett Business Services, Inc.                                   600          7,788
                              BearingPoint, Inc. (a)                                         23,400         12,168
                              Blackbaud, Inc.                                                 4,748         87,600
                              Blackboard, Inc. (a)                                            2,900        116,841
                              Blue Coat Systems, Inc. (a)                                     3,940         55,908
                              Bottomline Technologies, Inc. (a)                               1,000         10,400
                              Bowne & Co., Inc.                                               2,100         24,255
                              The Brink's Co.                                                 4,000        244,080

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Brocade Communications Systems, Inc. (a)                       37,657   $    219,164
                              Brookdale Senior Living, Inc. (b)                               4,200         92,358
                              CACI International, Inc. Class A (a)                            3,100        155,310
                              CBIZ, Inc. (a)                                                  7,245         61,220
                              CDI Corp.                                                       1,200         26,796
                              COMSYS IT Partners, Inc. (a)                                    1,400         13,608
                              CRA International, Inc. (a)                                     1,400         38,472
                              CSG Systems International, Inc. (a)                             3,965         69,506
                              Callidus Software Inc. (a)                                      1,900          7,524
                              Callwave, Inc. (a)                                                 46             87
                              Capella Education Co. (a)                                       1,600         68,576
                              Career Education Corp. (a)                                      8,668        141,722
                              Casella Waste Systems, Inc. (a)                                 3,500         41,090
                              Cass Information Systems, Inc.                                    200          7,170
                              Catapult Communications Corp. (a)                               1,000          4,810
                              Cbeyond Communications, Inc. (a)                                2,800         40,292
                              Cell Genesys, Inc. (a)                                          5,750          3,392
                              Cerner Corp. (a)                                                6,200        276,768
                              Chemed Corp.                                                    2,500        102,650
                              Chindex International Inc. (a)                                  1,450         15,747
                              Chordiant Software, Inc. (a)                                    3,020         15,493
                              Ciber, Inc. (a)                                                 3,800         26,562
                              Cicero, Inc. (a)                                                    1              0
                              Clean Harbors, Inc. (a)                                         2,000        135,100
                              Clear Channel Outdoor Holdings, Inc. Class A (a)                4,000         54,720
                              Clearwire Corp. Class A (a)                                     7,200         85,536
                              CoStar Group, Inc. (a)                                          2,100         95,319
                              Cogent Communications Group, Inc. (a)(b)                        4,600         35,512
                              Cogent, Inc. (a)                                                4,200         42,924
                              Collectors Universe, Inc.                                       1,700         15,810
                              ComScore, Inc. (a)                                              2,100         37,023
                              CommVault Systems, Inc. (a)                                     3,600         43,380
                              Computer Programs & Systems, Inc.                               1,100         31,845
                              Concur Technologies, Inc. (a)                                   4,400        168,344
                              Constant Contact, Inc. (a)(b)                                   2,200         37,554
                              Copart, Inc. (a)                                                6,350        241,300
                              Corinthian Colleges, Inc. (a)                                   8,235        123,525
                              Cornell Cos., Inc. (a)                                          1,900         51,642
                              Corporate Executive Board Co.                                   3,400        106,250
                              Courier Corp.                                                     337          6,861
                              Credit Acceptance Corp. (a)                                       281          4,777
                              Cross Country Healthcare, Inc. (a)                              3,600         58,644
                              CuraGen Corp. (a)                                               8,400          6,720
                              CyberSource Corp. (a)                                           6,850        110,354
                              DG FastChannel, Inc. (a)                                        1,840         40,333
                              DMRC Corp. (a)                                                  1,029         11,988
                              DST Systems, Inc. (a)                                           4,200        235,158

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              DeVry, Inc.                                                     5,500   $    272,470
                              Delrek, Inc. (a)                                                1,800         10,944
                              Deltathree, Inc. Class A (a)                                      100              9
                              Deluxe Corp.                                                    3,800         54,682
                              DemandTec, Inc. (a)                                             2,700         24,327
                              Dice Holdings, Inc. (a)                                         3,100         22,010
                              Digital River, Inc. (a)                                         3,600        116,640
                              DivX, Inc. (a)                                                  3,200         20,704
                              Dollar Financial Corp. (a)                                      1,800         27,702
                              Dot Hill Systems Corp. (a)                                      4,100          9,225
                              Double-Take Software, Inc. (a)                                  2,700         26,865
                              Dun & Bradstreet Corp.                                          5,400        509,544
                              Dyax Corp. (a)                                                  8,000         35,200
                              ENGlobal Corp. (a)                                                700          9,289
                              EPIQ Systems, Inc. (a)                                          3,100         42,160
                              EVCI Career Colleges Holding Corp. (a)                              1              0
                              EarthLink, Inc. (a)                                            11,300         96,050
                              Ebix, Inc. (a)                                                    400         37,584
                              Echelon Corp. (a)(b)                                            3,800         37,544
                              Eclipsys Corp. (a)                                              5,100        106,845
                              Ediets.Com, Inc. (a)(b)                                           600          2,040
                              Egain Communications Corp. (a)                                     20             10
                              eLoyalty Corp. (a)                                                 40            200
                              Electro Rent Corp.                                                500          6,715
                              EnergySolutions, Inc.                                           5,500         55,000
                              Enliven Marketing Technologies Corp. (a)                        6,030          3,865
                              Ennis, Inc.                                                     2,300         35,558
                              Entrust, Inc. (a)                                               4,200          9,030
                              Epicor Software Corp. (a)                                       5,700         44,973
                              eResearch Technology, Inc. (a)                                  4,575         54,488
                              Euronet Worldwide, Inc. (a)                                     4,845         81,057
                              Evolve Software, Inc. (a)                                           2              0
                              Evolving Systems, Inc. (a)                                      3,200          4,960
                              Exelixis, Inc. (a)                                              9,700         58,976
                              ExlService Holdings, Inc. (a)                                   2,300         20,194
                              Exponent, Inc. (a)                                              1,700         56,253
                              F5 Networks, Inc. (a)                                           7,800        182,364
                              FTI Consulting, Inc. (a)                                        4,750        343,140
                              Factset Research Systems, Inc.                                  4,550        237,738
                              FalconStor Software, Inc. (a)                                   5,800         31,088
                              First Advantage Corp. Class A (a)                               1,300         18,265
                              Five Star Quality Care, Inc. (a)                                  308          1,155
                              Forrester Research, Inc. (a)                                    1,300         38,116
                              Franklin Covey Co. (a)                                          3,300         23,892
                              Fuel Tech, Inc. (a)(b)                                          2,000         36,180
                              G&K Services, Inc. Class A                                      1,800         59,490
                              GP Strategies Corp. (a)                                         3,400         25,840

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              GSE Systems, Inc. (a)                                           1,103   $      7,721
                              GTSI Corp. (a)                                                  1,700         10,659
                              Gaiam, Inc. (a)                                                 2,460         26,076
                              Genpact Ltd. (a)                                                5,800         60,262
                              Gentiva Health Services, Inc. (a)                               3,200         86,208
                              The Geo Group, Inc. (a)                                         5,200        105,092
                              Gevity HR, Inc.                                                 2,700         19,656
                              Gliatech, Inc. (a)                                                100              0
                              Global Cash Access, Inc. (a)                                    4,400         22,264
                              Global Payments, Inc.                                           6,920        310,431
                              Greenfield Online, Inc. (a)                                     3,000         52,200
                              Guidance Software, Inc. (a)                                     3,000         14,070
                              Gulfport Energy Corp. (a)                                       3,900         39,195
                              HLTH Corp. (a)                                                 16,492        188,504
                              The Hackett Group, Inc. (a)                                     4,200         22,848
                              Hansen Natural Corp. (a)(b)                                     7,200        217,800
                              Harris Interactive, Inc. (a)                                    3,900          6,747
                              Harris Stratex Networks, Inc. Class A (a)                       3,300         25,773
                              Harte-Hanks, Inc.                                               4,300         44,591
                              Heidrick & Struggles International, Inc.                        1,900         57,285
                              Hewitt Associates, Inc. Class A (a)                             8,920        325,045
                              Hudson Highland Group, Inc. (a)                                 1,800         12,510
                              Huron Consulting Group, Inc. (a)                                2,000        113,960
                              i2 Technologies, Inc. (a)                                       2,600         35,074
                              I-many, Inc. (a)                                                2,800          1,876
                              ICF International, Inc. (a)                                     1,600         31,600
                              ICT Group, Inc. (a)                                               800          6,440
                              IHS, Inc. Class A (a)                                           4,600        219,144
                              ITT Educational Services, Inc. (a)                              3,510        283,994
                              Idenix Pharmaceuticals, Inc. (a)                                3,800         27,474
                              iGate Corp. (a)                                                 5,200         45,084
                              Imergent, Inc. (b)                                              1,800         20,160
                              InFocus Corp. (a)                                               3,900          5,733
                              Infinity Pharmaceuticals, Inc. (a)                              1,000          7,750
                              infoGROUP, Inc.                                                 3,200         21,152
                              InfoSpace, Inc.                                                 3,540         38,409
                              Informatica Corp. (a)                                           9,000        116,910
                              Innerworkings, Inc. (a)                                         4,500         49,905
                              Innovative Solutions & Support, Inc.                            1,593          8,698
                              InsWeb Corp. (a)                                                   83            442
                              Insteel Industries, Inc.                                        1,300         17,667
                              Insure.com, Inc. (a)                                              366          1,281
                              Integral Systems, Inc. (a)                                      2,480         51,510
                              Interactive Data Corp.                                          3,600         90,792
                              Interactive Intelligence, Inc. (a)                              2,100         18,942
                              Intermec, Inc. (a)                                              4,200         82,488
                              Internap Network Services Corp. (a)                             2,510          8,735

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Intersections, Inc. (a)                                         1,000   $      8,130
                              Interwoven, Inc. (a)                                            4,800         67,776
                              Intevac, Inc. (a)                                               2,200         23,408
                              inVentiv Health, Inc. (a)                                       3,480         61,457
                              Invitrogen Corp. (a)                                            8,600        325,080
                              Ipass, Inc. (a)                                                 3,600          7,776
                              Iron Mountain, Inc. (a)                                        17,375        424,124
                              JDA Software Group, Inc. (a)                                    3,100         47,151
                              Jack Henry & Associates, Inc.                                   7,800        158,574
                              Jupitermedia Corp. (a)                                          1,900          2,204
                              Kelly Services, Inc. Class A                                    3,600         68,580
                              Kenexa Corp. (a)                                                2,000         31,580
                              Keryx Biopharmaceuticals, Inc. (a)                              1,500            525
                              Keynote Systems, Inc. (a)                                       2,700         35,775
                              Kforce, Inc. (a)                                                3,970         40,534
                              Kinder Morgan Management LLC (a)                                6,587        324,080
                              Knology, Inc. (a)                                               3,300         26,631
                              Korn/Ferry International (a)                                    3,400         60,588
                              Kratos Defense & Security Solutions, Inc. (a)                   4,400          8,668
                              L-1 Identity Solutions, Inc. (a)                                6,051         92,459
                              LECG Corp. (a)                                                  3,500         28,245
                              Lamar Advertising Co. Class A (a)(b)                            6,407        197,912
                              Lawson Software, Inc. (a)                                      13,400         93,800
                              Layne Christensen Co. (a)                                       2,000         70,860
                              Learning Tree International, Inc. (a)                           1,900         23,655
                              Lender Processing Services, Inc.                                9,500        289,940
                              Lincoln Educational Services Corp. (a)                          1,500         19,845
                              Lionbridge Technologies, Inc. (a)                               2,700          6,588
                              LivePerson, Inc. (a)                                            5,600         16,296
                              LoJack Corp. (a)                                                3,000         20,070
                              Local.com Corp. (a)                                               500          1,135
                              LookSmart, Ltd. (a)                                             1,342          3,422
                              Luminex Corp. (a)                                               3,900         97,539
                              MAXIMUS, Inc.                                                   2,000         73,680
                              MIVA, Inc. (a)                                                  4,400          2,728
                              MPS Group, Inc. (a)                                             7,100         71,568
                              MSC.Software Corp. (a)                                          2,900         31,030
                              MWI Veterinary Supply, Inc. (a)                                 1,400         55,006
                              Macquarie Infrastructure Co. LLC                                4,600         60,766
                              Macrovision Solutions Corp. (a)                                 7,999        123,025
                              Magma Design Automation, Inc. (a)                               4,440         17,849
                              Management Network Group, Inc. (a)                              3,900          3,510
                              Manhattan Associates, Inc. (a)                                  2,700         60,318
                              Manpower, Inc.                                                  6,816        294,179
                              Mantech International Corp. Class A (a)                         1,995        118,284
                              Marchex, Inc. Class B                                           3,200         32,928
                              MarketAxess Holdings, Inc. (a)                                  1,200          9,684

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Marlin Business Services, Inc. (a)                              2,800   $     23,744
                              Mastech Holdings, Inc. (a)                                        347          2,635
                              Maxygen, Inc. (a)                                               4,900         20,727
                              McAfee, Inc. (a)                                               14,677        498,431
                              Mechanical Technology, Inc. (a)                                   512            922
                              Medical Staffing Network Holdings, Inc. (a)                     1,800          2,970
                              Mentor Graphics Corp. (a)                                       7,200         81,720
                              Merge Healthcare, Inc.                                          3,500          3,535
                              Metro One Telecommunications, Inc. (a)                            925            278
                              Michael Baker Corp. (a)                                           400         13,920
                              MicroStrategy, Inc. Class A (a)                                   990         58,935
                              Microvision, Inc. (a)(b)                                        7,600         14,744
                              Mindspeed Technologies, Inc. (a)                                1,193          2,839
                              Monotype Imaging Holdings, Inc. (a)                             1,100         12,243
                              Morningstar, Inc. (a)                                           1,800         99,846
                              NCI, Inc. Class A (a)                                             900         25,632
                              NCR Corp. (a)                                                  13,874        305,922
                              NIC, Inc.                                                       3,200         22,080
                              NMS Communications Corp. (a)                                    2,800          1,372
                              NMT Medical, Inc. (a)                                           1,900          5,928
                              NVE Corp. (a)(b)                                                  800         22,648
                              National Instruments Corp.                                      5,800        174,290
                              Natural Health Trends Corp. (a)                                   240            125
                              Nautilus, Inc. (a)                                              2,400         10,968
                              NaviSite, Inc. (a)                                                313            626
                              Navigant Consulting, Inc. (a)                                   4,800         95,472
                              NetFlix, Inc. (a)(b)                                            4,620        142,666
                              NetScout Systems, Inc. (a)                                      1,600         17,024
                              NetSol Technologies, Inc. (a)                                      20             36
                              NetSuite, Inc. (a)                                                800         14,416
                              NeuStar, Inc. Class A (a)                                       7,600        151,164
                              New Century Equity Holdings Corp. (a)                             200             32
                              New Frontier Media, Inc.                                        5,400         12,852
                              New Motion, Inc.                                                2,231          7,809
                              NexCen Brands, Inc. (a)                                         4,100          1,148
                              Nighthawk Radiology Holdings, Inc. (a)                          2,700         19,494
                              Nutri/System, Inc. (b)                                          2,000         35,440
                              ORBCOMM, Inc. (a)(b)                                            1,800          8,874
                              Odyssey Marine Exploration, Inc. (a)                            3,200         14,528
                              Omniture, Inc. (a)                                              6,276        115,227
                              On Assignment, Inc. (a)                                         2,500         19,700
                              On2 Technologies, Inc. (a)(b)                                  16,300          5,542
                              Online Resources Corp. (a)                                      1,900         14,763
                              Onvia, Inc. (a)                                                    60            266
                              OpenTV Corp. (a)                                               13,000         18,330
                              Openwave Systems, Inc. (a)                                      6,061          7,516
                              Opnet Technologies, Inc. (a)                                    1,200         14,616

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Orbital Sciences Corp. (a)                                      4,800   $    115,056
                              Orchid Cellmark, Inc. (a)                                       1,745          5,148
                              Overland Storage, Inc. (a)                                        800            360
                              PC Mall, Inc. (a)                                               2,100         14,343
                              PC-Tel, Inc.                                                    2,300         21,436
                              PDI, Inc. (a)                                                     900          7,146
                              PHH Corp. (a)                                                   4,500         59,805
                              PLATO Learning, Inc. (a)                                        4,591         13,038
                              PRG-Schultz International, Inc. (a)                               570          5,107
                              PROS Holdings, Inc. (a)                                           700          6,573
                              Pacific Ethanol, Inc. (a)                                       2,900          4,031
                              Parametric Technology Corp. (a)                                11,200        206,080
                              Pegasystems, Inc.                                                 500          6,455
                              People Support, Inc. (a)                                        1,600         18,704
                              Perficient, Inc. (a)                                            3,200         21,248
                              Perot Systems Corp. Class A (a)                                 7,500        130,125
                              Pfsweb, Inc. (a)                                                   25             60
                              PharmaNet Development Group, Inc. (a)                           2,150         15,523
                              Phase Forward, Inc. (a)                                         3,500         73,185
                              Phoenix Technologies Ltd. (a)                                   3,200         25,568
                              Polycom, Inc. (a)                                               8,429        194,963
                              Pomeroy IT Solutions, Inc. (a)                                  2,300         10,373
                              Poniard Pharmaceuticals, Inc. (a)                                 933          3,984
                              Pre-Paid Legal Services, Inc. (a)                                 930         38,372
                              Prescient Applied Intelligence, Inc. (a)                           10              0
                              Priceline.com, Inc. (a)                                         3,333        228,077
                              Primus Guaranty Ltd. (a)                                        3,200          8,384
                              The Princeton Review, Inc. (a)                                  1,600         12,800
                              Progress Software Corp. (a)                                     3,400         88,366
                              Protection One, Inc. (a)(b)                                     1,175         10,352
                              The Providence Service Corp. (a)                                1,600         15,680
                              QAD, Inc.                                                       1,700         11,764
                              Quality Systems, Inc.                                           2,200         92,972
                              Quest Software, Inc. (a)                                        7,300         92,637
                              Quixote Corp.                                                   1,000          8,200
                              R.H. Donnelley Corp. (a)                                        7,822         15,566
                              RPC, Inc.                                                       3,375         47,453
                              Rackspace Hosting, Inc. (a)                                     1,900         18,563
                              Radiant Systems, Inc. (a)                                       2,500         21,725
                              RealNetworks, Inc. (a)                                          9,000         45,720
                              Red Hat, Inc. (a)                                              18,100        272,767
                              Renaissance Learning, Inc.                                      1,700         22,083
                              Republic Services, Inc. Class A                                15,400        461,692
                              Resources Connection, Inc. (a)                                  4,700        105,891
                              RightNow Technologies, Inc. (a)                                 2,000         25,140
                              Riverbed Technology, Inc. (a)                                   5,500         68,860
                              Rural/Metro Corp. (a)                                           4,100         10,414

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              SAVVIS, Inc. (a)                                                3,833   $     51,516
                              SM&A (a)                                                        4,800         14,640
                              SPAR Group, Inc. (a)                                            1,400          1,022
                              SPSS, Inc. (a)                                                  2,009         58,984
                              SRA International, Inc. Class A (a)                             4,300         97,309
                              SXC Health Solutions Corp. (a)                                    217          3,309
                              SYNNEX Corp. (a)                                                2,000         44,680
                              Saba Software, Inc. (a)                                         1,229          3,982
                              Salon Media Group, Inc. (a)                                        30             32
                              Sapient Corp. (a)                                               9,600         71,328
                              Scientific Learning Corp. (a)                                     100            330
                              SeaChange International, Inc. (a)                               1,900         18,354
                              Secure Computing Corp. (a)                                      3,200         17,536
                              Selectica, Inc. (a)                                             5,700          5,757
                              Senomyx, Inc. (a)                                               2,200          9,966
                              Sequenom, Inc. (a)                                              4,666        124,209
                              Sirius XM Radio, Inc. (a)(b)                                  304,550        173,594
                              Sirona Dental Systems, Inc. (a)                                 1,800         41,904
                              Smith Micro Software, Inc. (a)                                  3,000         21,300
                              Solera Holdings, Inc. (a)                                       5,600        160,832
                              Sonic Foundry, Inc. (a)                                         6,500          3,705
                              SonicWALL, Inc. (a)                                             3,700         19,388
                              Sourcefire, Inc. (a)                                            1,800         13,122
                              Sourceforge, Inc. (a)                                           3,600          4,896
                              Spartech Corp.                                                  2,300         22,770
                              Spherion Corp. (a)                                              3,600         17,532
                              Standard Parking Corp. (a)                                        500         11,110
                              The Standard Register Co.                                       1,800         17,730
                              Stanley, Inc. (a)                                               1,800         66,438
                              Startek, Inc. (a)                                                 800          5,136
                              Stericycle, Inc. (a)                                            8,200        483,062
                              Stratasys, Inc. (a)                                             2,440         42,627
                              Strategic Diagnostics, Inc. (a)                                 5,000          8,100
                              Strayer Education, Inc.                                         1,400        280,364
                              SuccessFactors, Inc. (a)                                        1,900         20,710
                              SupportSoft, Inc. (a)                                           3,000          9,000
                              Switch and Data Facilities Co., Inc. (a)                        3,100         38,595
                              Sycamore Networks, Inc. (a)                                    20,300         65,569
                              Sykes Enterprises, Inc. (a)                                     2,400         52,704
                              Symyx Technologies Inc. (a)                                     2,400         23,784
                              Synchronoss Technologies, Inc. (a)                              2,400         22,584
                              Synopsys, Inc. (a)                                             13,605        271,420
                              Syntel, Inc.                                                    1,300         31,850
                              Sypris Solutions, Inc.                                          1,300          2,093
                              TNS, Inc. (a)                                                   2,700         52,299
                              TRC Cos., Inc. (a)                                                800          2,488

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Taleo Corp. Class A (a)                                         2,600   $     51,714
                              TechTarget, Inc. (a)                                            1,100          7,700
                              TechTeam Global, Inc. (a)                                       2,300         17,066
                              Technology Solutions Co. (a)                                       15             53
                              TeleCommunication Systems, Inc. Class A (a)                     3,600         24,876
                              TeleTech Holdings, Inc. (a)                                     4,000         49,760
                              Tetra Tech, Inc. (a)                                            5,925        142,556
                              Tetra Technologies, Inc. (a)                                    7,550        104,568
                              TheStreet.com, Inc.                                             2,300         13,777
                              Thomas Group, Inc.                                              2,000          3,200
                              Tibco Software, Inc. (a)                                       19,100        139,812
                              TradeStation Group, Inc. (a)                                    4,200         39,270
                              Trident Microsystems, Inc. (a)                                  6,700         16,080
                              TrueBlue, Inc. (a)                                              3,300         53,328
                              URS Corp. (a)                                                   7,593        278,435
                              Ultimate Software Group, Inc. (a)                               2,600         70,200
                              Unigene Laboratories, Inc. (a)                                 10,700         11,663
                              United Online, Inc.                                             8,074         75,976
                              Universal Electronics, Inc. (a)                                 1,700         42,466
                              Universal Technical Institute, Inc. (a)                         2,655         45,294
                              VASCO Data Security International, Inc. (a)                     3,300         34,188
                              VMware, Inc. (a)(b)                                             3,900        103,896
                              VSE Corp.                                                         700         23,611
                              ValueClick, Inc. (a)                                            9,155         93,656
                              Veraz Networks, Inc. (a)                                        3,300          3,531
                              Verenium Corp. (a)(b)                                           5,300          4,982
                              Viad Corp.                                                      1,450         41,746
                              Vignette Corp. (a)                                              3,630         38,986
                              Virtusa Corp. (a)                                               2,900         18,879
                              VistaPrint Ltd. (a)                                             4,200        137,928
                              Vital Images, Inc. (a)                                          2,300         34,500
                              Volt Information Sciences, Inc. (a)                             1,600         14,368
                              Waste Connections, Inc. (a)                                     6,625        227,238
                              Watson Wyatt Worldwide, Inc.                                    4,240        210,855
                              Wave Systems Corp. Class A (a)                                    666            293
                              WebMD Health Corp. Class A (a)(b)                                 900         26,766
                              Websense, Inc. (a)                                              4,700        105,045
                              Website Pros, Inc. (a)                                          3,523         19,024
                              Weight Watchers International, Inc.                             3,650        133,590
                              Westaff, Inc. (a)                                                 500            180
                              Wind River Systems, Inc. (a)                                    7,600         76,000
                              WorldGate Communications, Inc. (a)                                200              5
                              Zix Corp. (a)                                                   5,200         11,752
                                                                                                      ------------
                                                                                                        27,076,492
------------------------------------------------------------------------------------------------------------------
Chemicals - 2.2%              AEP Industries, Inc. (a)                                        1,200         24,000
                              AMCOL International Corp.                                       1,900         59,394
                              Aceto Corp.                                                     1,425         13,666
                              Airgas, Inc.                                                    6,700        332,655

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Albemarle Corp.                                                 8,800   $    271,392
                              Anika Therapeutics, Inc. (a)                                    1,400         10,122
                              Arch Chemicals, Inc.                                            2,500         88,250
                              Balchem Corp.                                                   1,800         48,006
                              Bio-Rad Laboratories, Inc. Class A (a)                          1,900        188,328
                              Brady Corp.                                                     4,000        141,120
                              Cabot Corp.                                                     4,400        139,832
                              Calgon Carbon Corp. (a)(b)                                      4,300         87,548
                              Celanese Corp. Series A                                        15,200        424,232
                              Chemtura Corp.                                                 20,300         92,568
                              Cytec Industries, Inc.                                          3,800        147,858
                              Entegris, Inc. (a)                                             12,136         58,738
                              Ferro Corp.                                                     4,500         90,450
                              GenTek Inc. (a)                                                 1,500         38,565
                              Georgia Gulf Corp.                                              6,400         16,000
                              H.B. Fuller Co.                                                 4,300         89,741
                              Hawkins, Inc.                                                     300          5,256
                              Huntsman Corp.                                                  9,600        120,960
                              Innophos Holdings, Inc.                                         1,200         29,256
                              KMG Chemicals, Inc.                                             1,750         12,215
                              Koppers Holdings, Inc.                                          2,200         82,302
                              Kronos Worldwide, Inc.                                            482          6,387
                              LSB Industries, Inc. (a)                                        1,800         24,930
                              Landec Corp. (a)                                                3,800         31,122
                              Lubrizol Corp.                                                  6,615        285,371
                              Mace Security International, Inc. (a)                             450            567
                              Matrixx Initiatives, Inc. (a)                                   1,600         28,784
                              The Mosaic Co.                                                 14,600        993,092
                              Nalco Holding Co.                                              13,000        241,020
                              NewMarket Corp.                                                 1,220         64,123
                              OM Group, Inc. (a)                                              3,100         69,750
                              Olin Corp.                                                      6,492        125,945
                              Omnova Solutions, Inc. (a)                                      2,400          4,776
                              OxiGene, Inc. (a)                                               2,000          2,220
                              Penford Corp.                                                   1,300         22,997
                              PolyOne Corp. (a)                                               6,200         39,990
                              Polypore International, Inc. (a)                                2,000         43,020
                              Quaker Chemical Corp.                                           1,100         31,306
                              RPM International, Inc.                                        11,600        224,344
                              Rentech, Inc. (a)(b)                                           26,700         35,511
                              Repligen Corp. (a)                                              1,900          8,949
                              Rockwood Holdings, Inc. (a)                                     4,600        118,036
                              Rogers Corp. (a)                                                1,900         70,262
                              Rollins, Inc.                                                   5,050         95,849
                              SRS Labs Inc. (a)                                               2,800         15,428
                              Schawk, Inc.                                                    2,400         36,288
                              Schulman A, Inc.                                                3,300         65,274

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Sensient Technologies Corp.                                     3,500   $     98,455
                              Solutia, Inc. (a)                                               8,900        124,600
                              Stepan Co.                                                        400         21,828
                              TOR Minerals International, Inc. (a)                            1,300          1,365
                              Terra Nitrogen Co. LP                                             700         76,895
                              Tredegar Corp.                                                  1,600         28,464
                              Trex Co., Inc. (a)(b)                                           1,800         32,598
                              Tronox, Inc. Class A                                            5,900          1,003
                              Valspar Corp.                                                   9,100        202,839
                              W.R. Grace & Co. (a)                                            5,200         78,624
                              WD-40 Co.                                                       1,900         68,267
                              Westlake Chemical Corp.                                         2,100         44,163
                              Zep, Inc.                                                       1,600         28,224
                              Zoltek Cos., Inc. (a)                                           2,800         47,908
                                                                                                      ------------
                                                                                                         6,153,028
------------------------------------------------------------------------------------------------------------------
Construction - 1.9%           Aecom Technology Corp. (a)                                      7,100        173,524
                              American Defense Systems, Inc. (a)                             13,400         14,070
                              American Woodmark Corp.                                         1,000         22,450
                              Ameron International Corp.                                        600         42,990
                              Apogee Enterprises, Inc.                                        3,100         46,593
                              Armstrong World Industries, Inc.                                1,800         52,020
                              Beacon Roofing Supply, Inc. (a)                                 4,800         74,976
                              Beazer Homes USA, Inc. (a)(b)                                   4,664         27,891
                              BlueLinx Holdings, Inc.                                         2,000         10,580
                              Brookfield Homes Corp. (b)                                      1,876         26,939
                              Bucyrus International, Inc.                                     7,300        326,164
                              Builders FirstSource, Inc. (a)(b)                               1,900         11,381
                              Building Material Holding Corp. (b)                             2,180          1,024
                              Cavco Industries, Inc. (a)                                        710         25,666
                              Ceradyne, Inc. (a)                                              2,675         98,065
                              Comstock Homebuilding Cos., Inc. Class A (a)                    3,800            912
                              Dycom Industries, Inc. (a)                                      3,033         39,490
                              EMCOR Group, Inc. (a)                                           6,000        157,920
                              Eagle Materials, Inc.                                           4,620        103,349
                              Granite Construction, Inc.                                      3,150        112,833
                              Great Lakes Dredge & Dock Corp.                                 6,000         37,860
                              Hill International, Inc. (a)                                    2,000         27,700
                              Hovnanian Enterprises, Inc. Class A (a)(b)                      6,300         50,337
                              Huttig Building Products, Inc. (a)                              1,400          2,926
                              Insituform Technologies, Inc. Class A (a)                       2,000         29,920
                              Interline Brands, Inc. (a)                                      1,900         30,799
                              KBR, Inc.                                                      15,300        233,631
                              L.S. Starrett Co. Class A                                         700         12,901
                              LSI Industries, Inc.                                            2,950         24,397
                              M/I Homes, Inc. (b)                                             2,000         45,560
                              MDC Holdings, Inc.                                              3,516        128,650
                              Martin Marietta Materials, Inc. (b)                             3,600        403,128

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Mastec, Inc. (a)                                                3,700   $     49,173
                              Meritage Homes Corp. (a)                                        3,000         74,100
                              NCI Building Systems, Inc. (a)                                  2,200         69,850
                              NVR, Inc. (a)                                                     408        233,376
                              Orion Marine Group, Inc. (a)                                      800          8,392
                              Owens Corning, Inc. (a)                                         8,100        193,671
                              PGT, Inc. (a)                                                     625          1,894
                              Palm Harbor Homes, Inc. (a)                                     2,700         26,757
                              Patriot Transportation Holding, Inc. (a)                          100          7,900
                              Performance Technologies, Inc. (a)                                500          2,190
                              Perini Corp. (a)                                                3,400         87,686
                              Quanex Building Products Corp.                                  2,350         35,814
                              Quanta Services, Inc. (a)                                      16,335        441,208
                              Quest Resource Corp. (a)                                        4,000         10,640
                              Ryland Group, Inc.                                              4,200        111,384
                              SBA Communications Corp. Class A (a)                           10,300        266,461
                              Simpson Manufacturing Co., Inc.                                 2,900         78,561
                              Skyline Corp.                                                   1,000         26,430
                              Standard-Pacific Corp. (a)(b)                                  15,300         75,123
                              Sterling Construction Co., Inc. (a)                               400          6,480
                              Texas Industries, Inc.                                          2,500        102,150
                              Toll Brothers, Inc. (a)                                        12,300        310,329
                              U.S. Concrete, Inc. (a)                                         5,600         25,032
                              UMH Properties, Inc.                                              500          3,475
                              USG Corp. (a)(b)                                                6,600        168,960
                              WESCO International, Inc. (a)                                   4,300        138,374
                              Walter Industries, Inc.                                         5,400        256,230
                              Westell Technologies, Inc. Class A (a)                          5,300          3,763
                              Woodbridge Holdings Corp. (a)                                     276            776
                                                                                                      ------------
                                                                                                         5,212,825
------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.5%    American Technology Corp. (a)                                   1,700            935
                              Avis Budget Group, Inc. (a)                                     7,640         43,853
                              Bassett Furniture Industries, Inc.                                800          6,840
                              Champion Enterprises, Inc. (a)                                  8,300         46,065
                              Compx International, Inc.                                       2,400         13,224
                              Conn's, Inc. (a)(b)                                               800         14,968
                              Design Within Reach, Inc. (a)                                   1,000          3,250
                              Emerson Radio Corp. (a)                                         1,700          1,530
                              Ethan Allen Interiors, Inc.                                     3,100         86,862
                              Flexsteel Industries, Inc.                                        200          2,068
                              Furniture Brands International, Inc.                            4,400         46,288
                              Griffon Corp. (a)                                               4,528         40,843
                              Haverty Furniture Cos., Inc.                                    2,200         25,168
                              Helen of Troy Ltd. (a)                                          2,800         63,756
                              Hertz Global Holdings, Inc. (a)                                13,200         99,924
                              Hooker Furniture Corp.                                          1,700         30,175
                              Interface, Inc. Class A                                         4,700         53,439

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Kimball International, Inc. Class B                             2,800   $     30,240
                              Koss Corp.                                                        200          3,200
                              La-Z-Boy, Inc.                                                  3,400         31,688
                              Lifetime Brands, Inc.                                           2,500         24,375
                              Mac-Gray Corp. (a)                                                500          5,250
                              Mohawk Industries, Inc. (a)(b)                                  4,664        314,307
                              National Presto Industries, Inc.                                  400         29,800
                              RSC Holdings, Inc. (a)                                          4,900         55,664
                              Rockford Corp. (a)                                              1,700          1,989
                              Sealy Corp. (b)                                                 6,100         39,406
                              Select Comfort Corp. (a)                                        5,250          8,663
                              Stanley Furniture Co., Inc.                                     2,400         21,912
                              Sturm Ruger & Co., Inc. (a)                                     1,600         11,104
                              Tempur-Pedic International, Inc. (b)                            5,700         67,032
                              Toro Co.                                                        3,890        160,657
                              United Rentals, Inc. (a)                                        5,660         86,258
                              Virco Manufacturing Corp.                                         642          2,202
                                                                                                      ------------
                                                                                                         1,472,935
------------------------------------------------------------------------------------------------------------------
Containers - 0.6%             Crown Holdings, Inc. (a)                                       15,500        344,255
                              Graphic Packaging Holding Co. (a)                               8,800         22,000
                              Greif, Inc.                                                     3,000        196,860
                              Mobile Mini, Inc. (a)                                           3,400         65,722
                              Owens-Illinois, Inc. (a)                                       16,700        490,980
                              Silgan Holdings, Inc.                                           2,900        148,161
                              Sonoco Products Co.                                             8,600        255,248
                              Temple-Inland, Inc.                                             7,500        114,450
                              Textainer Group Holdings Ltd.                                   1,900         28,861
                              Trimas Corp. (a)                                                3,600         23,616
                                                                                                      ------------
                                                                                                         1,690,153
------------------------------------------------------------------------------------------------------------------
Domestic Oil - 4.1%           Abraxas Petroleum Corp. (a)                                     7,700         20,097
                              Alon USA Energy, Inc. (b)                                       1,500         20,220
                              American Oil & Gas, Inc. (a)                                    7,400         19,314
                              Approach Resources, Inc. (a)                                      400          5,784
                              Arena Resources, Inc. (a)                                       3,800        147,630
                              Atlas America, Inc.                                             2,999        102,296
                              Atlas Energy Resources LLC                                      3,400         87,720
                              Atlas Pipeline Holdings LP                                      1,100         26,510
                              BPZ Resources, Inc. (a)(b)                                      6,400        110,080
                              Basic Energy Services, Inc. (a)                                 1,900         40,470
                              Bill Barrett Corp. (a)                                          3,200        102,752
                              Bolt Technology Corp. (a)                                       1,300         18,811
                              BreitBurn Energy Partners LP (b)                                4,400         65,384
                              CNX Gas Corp. (a)                                               2,800         62,692
                              Callon Petroleum Co. (a)                                        1,100         19,833
                              Cano Petroleum, Inc. (a)                                       10,900         25,179
                              Carrizo Oil & Gas, Inc. (a)                                     2,800        101,556
                              Clayton Williams Energy, Inc. (a)                               1,100         77,583

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Clean Energy Fuels Corp. (a)(b)                                 3,000   $     42,450
                              Comstock Resources, Inc. (a)                                    4,500        225,225
                              Concho Resources, Inc. (a)                                      5,300        146,333
                              Continental Resources, Inc. (a)                                 3,100        121,613
                              Crosstex Energy LP (b)                                          3,200         58,432
                              Delta Petroleum Corp. (a)                                       6,435         87,387
                              Diamond Offshore Drilling, Inc.                                 6,500        669,890
                              Dorchester Minerals LP                                          1,600         36,960
                              Dresser-Rand Group, Inc. (a)                                    7,800        245,466
                              Duncan Energy Partners LP                                         300          4,788
                              EV Energy Partner LP                                              200          3,800
                              EXCO Resources, Inc. (a)                                       15,500        252,960
                              Edge Petroleum Corp. (a)                                        5,600         10,024
                              Enbridge Energy Management LLC (a)                              1,650         69,086
                              Enbridge Energy Partners LP                                     6,100        242,658
                              Encore Acquisition Co. (a)                                      4,800        200,544
                              Encore Energy Partners LP                                       2,700         58,914
                              Endeavour International Corp. (a)                              20,500         27,060
                              Energy Partners Ltd. (a)                                        2,826         24,501
                              Energy Transfer Equity LP                                      14,100        306,675
                              FX Energy, Inc. (a)                                             5,900         43,896
                              Frontier Oil Corp.                                             10,000        184,200
                              GMX Resources Inc. (a)                                          1,500         71,700
                              Gasco Energy, Inc. (a)                                          5,700         10,374
                              GeoResources, Inc. (a)                                          1,200         13,752
                              Geokinetics, Inc. (a)                                           1,500         28,500
                              Global Industries Ltd. (a)                                      9,030         62,668
                              Gulf Island Fabrication, Inc.                                   1,630         56,186
                              Gulfmark Offshore, Inc. (a)                                     2,000         89,760
                              Harvest Natural Resources, Inc. (a)                             4,000         40,480
                              Helix Energy Solutions Group, Inc. (a)                          7,984        193,852
                              Hercules Offshore, Inc. (a)                                     8,900        134,924
                              Hiland Holdings GP LP                                           1,800         37,062
                              Hiland Partners LP                                                600         21,780
                              Holly Corp.                                                     4,700        135,924
                              Inergy Holdings LP                                              1,200         30,504
                              Key Energy Services, Inc. (a)                                  12,700        147,320
                              Legacy Reserves LP (b)                                          1,000         17,160
                              Linn Energy LLC                                                 9,900        151,470
                              Magellan Midstream Partners LP                                  5,900        191,160
                              Mariner Energy, Inc. (a)                                        8,099        166,030
                              MarkWest Energy Partners LP                                     4,582        115,833
                              Matrix Service Co. (a)                                          2,000         38,200
                              McMoRan Exploration Co. (a)(b)                                  5,100        120,564
                              Meridian Resource Corp. (a)                                     5,100          9,384
                              Newfield Exploration Co. (a)                                   12,598        403,010
                              Northern Oil And Gas, Inc. (a)                                  1,900         15,447

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Nustar Energy LP                                                3,700   $    157,139
                              OYO Geospace Corp. (a)                                            700         27,496
                              Panhandle Oil & Gas Inc.                                          200          5,726
                              Patterson-UTI Energy, Inc.                                     14,810        296,496
                              PetroHawk Energy Corp. (a)                                     24,301        525,631
                              Petroquest Energy, Inc. (a)                                     4,400         67,540
                              Pioneer Southwest Energy Partners LP                              700         11,627
                              Plains Exploration & Production Co. (a)                        10,219        359,300
                              Pride International, Inc. (a)                                  15,800        467,838
                              Quicksilver Resources, Inc. (a)                                10,460        205,330
                              Ram Energy Resources, Inc. (a)                                  7,700         22,253
                              Rosetta Resources, Inc. (a)                                     5,300         97,308
                              St. Mary Land & Exploration Co.                                 6,200        221,030
                              Stone Energy Corp. (a)                                          2,809        118,905
                              Suburban Propane Partners LP                                    2,500         83,950
                              Sunoco Logistics Partners LP                                    1,700         75,225
                              Superior Energy Services, Inc. (a)                              7,726        240,588
                              Superior Well Services, Inc. (a)                                2,100         53,151
                              Syntroleum Corp. (a)                                            9,000          9,810
                              TEPPCO Partners LP                                              6,800        177,684
                              Teekay Corp.                                                    4,200        110,796
                              Teekay Offshore Partners LP                                     1,400         16,170
                              Transmontaigne Partners LP                                      1,900         39,843
                              Tri-Valley Corp. (a)                                            4,300         27,262
                              Ultra Petroleum Corp. (a)                                      15,200        841,168
                              Union Drilling, Inc. (a)                                        1,300         13,767
                              Vaalco Energy, Inc. (a)                                         6,500         44,460
                              W&T Offshore, Inc.                                              2,700         73,683
                              Warren Resources, Inc. (a)                                      4,200         41,916
                              Western Gas Partners LP                                         2,100         27,720
                              Western Refining, Inc. (b)                                      3,000         30,330
                              Whiting Petroleum Corp. (a)                                     4,300        306,418
                              Williams Pipeline Partners LP                                   1,100         15,356
                                                                                                      ------------
                                                                                                        11,232,733
------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 10.2%      AMAG Pharmaceuticals, Inc. (a)                                  1,800         69,714
                              AMERIGROUP Corp. (a)                                            5,500        138,820
                              ARYx Therapeutics, Inc. (a)                                     2,900         17,748
                              ATS Medical, Inc. (a)                                           5,400         15,606
                              AVANIR Pharmaceuticals Class A (a)                              7,050          4,089
                              AVI BioPharma, Inc. (a)                                         3,100          3,751
                              Abaxis, Inc. (a)                                                2,300         45,310
                              Abiomed, Inc. (a)                                               3,200         56,800
                              The Abraxis Bioscience, Inc. (a)                                  613         42,272
                              Acadia Pharmaceuticals, Inc. (a)                                4,500         12,060
                              Accelrys, Inc. (a)                                              1,600          8,784
                              Accuray, Inc. (a)                                               4,800         38,736
                              Acorda Therapeutics, Inc. (a)                                   3,300         78,705

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Acura Pharmaceuticals, Inc. (a)                                 2,200   $     15,466
                              Adolor Corp. (a)                                                7,200         24,840
                              Advanced Medical Optics, Inc. (a)                               4,935         87,744
                              Affymax, Inc. (a)                                               1,500         29,775
                              Air Methods Corp. (a)                                           1,300         36,803
                              Air Transport Services Group, Inc. (a)                          2,200          1,628
                              Albany Molecular Research, Inc. (a)                             2,000         36,180
                              Alexion Pharmaceuticals, Inc. (a)                               7,600        298,680
                              Alexza Pharmaceuticals, Inc. (a)                                3,600         17,784
                              Align Technology, Inc. (a)                                      4,900         53,067
                              Alkermes, Inc. (a)                                             10,300        136,990
                              Allegro Biodiesel Corp. (a)                                         2              0
                              Alliance Imaging, Inc. (a)                                      3,300         33,891
                              Allos Therapeutics, Inc. (a)                                    6,800         50,388
                              Allscripts Healthcare Solutions, Inc.                           5,945         73,956
                              Almost Family, Inc. (a)                                         1,000         39,550
                              Alpharma, Inc. Class A (a)                                      4,500        166,005
                              Altus Pharmaceuticals, Inc. (a)                                   500            555
                              Amedisys, Inc. (a)                                              2,667        129,803
                              America Service Group, Inc. (a)                                 1,200         11,424
                              American Medical Systems Holdings, Inc. (a)                     7,500        133,200
                              Amicus Therapeutics, Inc. (a)                                   1,700         25,704
                              Amsurg Corp. (a)                                                2,400         61,128
                              Amylin Pharmaceuticals, Inc. (a)                               13,700        277,014
                              Anadys Pharmaceuticals, Inc. (a)                                1,700          4,505
                              Anesiva, Inc. (a)                                                 400            600
                              AngioDynamics, Inc. (a)                                         2,590         40,922
                              Animal Health International, Inc. (a)                           3,100         25,544
                              Antigenics, Inc. (a)(b)                                         9,300         14,694
                              Apria Healthcare Group, Inc. (a)                                3,100         56,544
                              Arcadia Resources, Inc. (a)                                     1,900            418
                              Ardea Biosciences, Inc. (a)                                     2,000         27,660
                              Arena Pharmaceuticals, Inc. (a)                                 8,240         41,200
                              Ariad Pharmaceuticals, Inc. (a)                                 8,800         21,736
                              Arqule, Inc. (a)                                                2,430          7,825
                              Array Biopharma, Inc. (a)                                       4,300         33,024
                              ArthroCare Corp. (a)(b)                                         2,700         74,844
                              Aspect Medical Systems, Inc. (a)                                1,100          5,720
                              AspenBio Pharma, Inc. (a)                                         700          4,368
                              Assisted Living Concepts, Inc. (a)                              4,800         30,576
                              Atherogenics, Inc. (a)(b)                                       8,400          2,940
                              Auxilium Pharmaceuticals, Inc. (a)                              3,900        126,360
                              Avant Immunotherapeutics, Inc. (a)                              1,766         20,538
                              Avigen, Inc. (a)                                                1,000          4,000
                              Beckman Coulter, Inc.                                           5,700        404,643
                              Bio-Reference Labs, Inc. (a)                                    1,700         49,130
                              BioCryst Pharmaceuticals, Inc. (a)                              1,700          5,338

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              BioForm Medical, Inc. (a)                                       1,000   $      3,920
                              BioMarin Pharmaceuticals, Inc. (a)                              9,900        262,251
                              BioMimetic Therapeutics, Inc. (a)                                 400          4,424
                              BioSphere Medical, Inc. (a)                                       900          3,150
                              Biodel, Inc. (a)                                                  600          2,010
                              Biolase Technology, Inc. (a)                                    2,400          4,536
                              Biopure Corp. Class A (a)                                       3,363            740
                              Bioscript, Inc. (a)                                             2,596          7,736
                              CONMED Corp. (a)                                                2,050         65,600
                              CPEX Pharmaceuticals, Inc. (a)                                     90          1,687
                              CV Therapeutics, Inc. (a)                                       5,800         62,640
                              Cadence Pharmaceuticals, Inc. (a)                                 900          7,992
                              Calypte Biomedical Corp. (a)                                   16,300            326
                              Cambrex Corp. (a)                                               2,100         12,915
                              Caraco Pharmaceutical Laboratories Ltd. (a)                     1,200         15,012
                              Cardiac Science Corp. (a)                                       3,210         33,255
                              Cardica, Inc. (a)                                               2,700         21,978
                              CardioNet, Inc. (a)                                               500         12,480
                              Cardiodynamics International Corp. (a)                            414            600
                              Cardiotech International, Inc. (a)                              1,476            649
                              Celera Corp. (a)                                                6,300         97,335
                              Cell Therapeutics, Inc. (a)(b)                                    395            284
                              Centene Corp. (a)                                               3,600         73,836
                              Cephalon, Inc. (a)                                              6,500        503,685
                              Cerus Corp. (a)                                                 1,400          5,782
                              Charles River Laboratories International, Inc. (a)              6,492        360,501
                              Chelsea Therapeutics International, Inc. (a)                      100            325
                              Clarient, Inc. (a)                                             10,700         18,725
                              Clinical Data, Inc. (a)                                           687         11,047
                              Columbia Laboratories, Inc. (a)(b)                              7,400         19,388
                              Community Health Systems, Inc. (a)                              9,200        269,652
                              Conceptus, Inc. (a)                                             3,200         53,056
                              The Cooper Cos., Inc.                                           4,643        161,391
                              Corvel Corp. (a)                                                1,400         40,054
                              Cougar Biotechnology, Inc. (a)                                  1,900         63,441
                              Covance, Inc. (a)                                               5,600        495,096
                              CryoLife, Inc. (a)                                              2,000         26,240
                              Cubist Pharmaceuticals, Inc. (a)                                5,900        131,157
                              Curis, Inc. (a)                                                 3,300          3,828
                              Cutera, Inc. (a)                                                  900          9,549
                              Cyberonics, Inc. (a)(b)                                         2,500         42,500
                              Cynosure, Inc. Class A (a)                                      1,600         28,704
                              Cypress Bioscience, Inc. (a)                                    4,200         30,870
                              CytRx Corp. (a)                                                10,200          5,202
                              Cytokinetics, Inc. (a)                                          1,700          8,058
                              Datascope Corp.                                                 1,400         72,282
                              Daxor Corp.                                                       900         14,580

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Dendreon Corp. (a)(b)                                           9,930   $     56,700
                              Dentsply International, Inc.                                   13,300        499,282
                              Depomed, Inc. (a)                                               7,300         26,645
                              DexCom, Inc. (a)                                                3,900         24,141
                              Dialysis Corp. of America (a)                                   1,300         10,205
                              Discovery Laboratories, Inc. (a)                               10,100         18,887
                              Durect Corp. (a)                                                7,200         40,320
                              Dusa Pharmaceuticals, Inc. (a)                                  1,300          1,495
                              Dynacq Healthcare, Inc. (a)                                         4             15
                              Dynavax Technologies Corp. (a)                                  4,700          6,815
                              EPIX Pharmaceuticals, Inc. (a)                                  7,566          7,793
                              Edwards Lifesciences Corp. (a)                                  4,600        265,696
                              Emergency Medical Services Corp. (a)                            1,200         35,856
                              Emergent Biosolutions, Inc. (a)                                   600          7,854
                              Emeritus Corp. (a)                                              2,100         52,290
                              Emisphere Technologies, Inc. (a)                                4,800          9,504
                              Endo Pharmaceuticals Holdings, Inc. (a)                        10,400        208,000
                              Endologix, Inc. (a)                                             6,200         12,586
                              Entremed, Inc. (a)                                              4,300          1,591
                              Enzo Biochem, Inc. (a)                                          2,473         27,154
                              Enzon Pharmaceuticals, Inc. (a)                                 5,900         43,542
                              EpiCept Corp. (a)(b)                                              673            619
                              Escalon Medical Corp. (a)                                         725          1,457
                              ev3, Inc. (a)                                                   7,183         72,117
                              Exact Sciences Corp. (a)                                        1,600          1,456
                              Exactech, Inc. (a)                                                700         15,568
                              FGX International Holdings Ltd. (a)                             2,500         27,675
                              Fonar Corp. (a)                                                   692            817
                              GTx, Inc. (a)(b)                                                2,600         49,452
                              Gen-Probe, Inc. (a)                                             5,200        275,860
                              GenVec, Inc. (a)                                                  900          1,089
                              Genaera Corp. (a)                                                 566            283
                              Genelabs Technologies, Inc. (a)                                 1,060            456
                              Genentech, Inc. (a)                                            46,640      4,136,035
                              Genomic Health, Inc. (a)                                        2,300         52,095
                              Genoptix, Inc. (a)                                                900         29,403
                              Genta, Inc. (a)                                                 1,300            351
                              Geron Corp. (a)(b)                                              4,000         15,800
                              Greatbatch, Inc. (a)                                            2,300         56,442
                              HMS Holdings Corp. (a)                                          2,500         59,900
                              Haemonetics Corp. (a)                                           2,600        160,472
                              Halozyme Therapeutics, Inc. (a)                                 7,300         53,582
                              Hansen Medical, Inc. (a)(b)                                     1,800         24,192
                              Health Grades Inc. (a)                                          5,100         14,484
                              Health Management Associates, Inc. Class A (a)                 23,880         99,341
                              Health Net, Inc. (a)                                            9,080        214,288
                              HealthExtras, Inc. (a)                                          3,800         99,256

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              HealthSouth Corp. (a)                                           7,600   $    140,068
                              HealthSpring, Inc. (a)                                          4,400         93,104
                              HealthTronics, Inc. (a)                                         1,900          5,548
                              Healthcare Services Group, Inc.                                 3,077         56,278
                              Healthways, Inc. (a)                                            3,600         58,068
                              Helicos BioSciences Corp. (a)                                     500            860
                              Hemispherx Biopharma, Inc. (a)                                  1,300            468
                              Henry Schein, Inc. (a)                                          8,600        463,024
                              Herbalife Ltd.                                                  6,200        245,024
                              Hi-Tech Pharmacal Co., Inc. (a)                                 1,075         10,557
                              Hill-Rom Holdings, Inc.                                         6,045        183,224
                              Hollis-Eden Pharmaceuticals, Inc. (a)                           2,300          2,783
                              Hologic, Inc. (a)                                              23,936        462,683
                              Hooper Holmes, Inc. (a)                                         4,600          5,980
                              Human Genome Sciences, Inc. (a)                                13,800         87,630
                              Hydron Technologies, Inc. (a)                                   2,900             58
                              I-Flow Corp. (a)                                                2,700         25,137
                              ICU Medical, Inc. (a)                                           1,600         48,656
                              II-VI, Inc. (a)                                                 2,600        100,516
                              IPC The Hospitalist Co., Inc. (a)                                 600         15,420
                              Idera Pharmaceuticals, Inc. (a)                                   700          9,849
                              Idexx Laboratories, Inc. (a)                                    5,800        317,840
                              ImClone Systems, Inc. (a)                                       6,321        394,683
                              Immucor, Inc. (a)                                               7,037        224,903
                              ImmunoGen, Inc. (a)                                             2,900         14,239
                              Immunomedics, Inc. (a)                                          8,300         14,774
                              Incyte Corp. (a)                                                9,000         68,850
                              Indevus Pharmaceuticals, Inc. (a)                              10,100         33,835
                              Insmed, Inc. (a)                                                4,200          2,100
                              Inspire Pharmaceuticals, Inc. (a)                               6,400         22,848
                              Insulet Corp. (a)                                               2,300         32,016
                              Integra LifeSciences Holdings Corp. (a)                         2,300        101,269
                              InterMune, Inc. (a)(b)                                          3,800         65,018
                              Introgen Therapeutics, Inc. (a)(b)                              2,600          1,768
                              Invacare Corp.                                                  3,500         84,490
                              Inverness Medical Innovations, Inc. (a)                         6,975        209,250
                              Isis Pharmaceuticals, Inc. (a)                                  8,900        150,321
                              Ista Pharmaceuticals, Inc. (a)                                  5,300          8,427
                              Javelin Pharmaceuticals, Inc. (a)                               6,200         16,120
                              Jazz Pharmaceuticals, Inc. (a)                                    700          3,458
                              K-V Pharmaceutical Co. Class A (a)                              2,900         65,859
                              Kendle International, Inc. (a)                                  1,600         71,536
                              Kensey Nash Corp. (a)                                           1,500         47,190
                              Kindred Healthcare, Inc. (a)                                    3,190         87,948
                              Kinetic Concepts, Inc. (a)                                      4,215        120,507
                              LCA-Vision, Inc. (b)                                            2,450         11,368
                              LHC Group, Inc. (a)                                             2,000         56,960

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              La Jolla Pharmaceutical Co. (a)                                 5,540   $      6,205
                              Lakeland Industries, Inc. (a)                                   1,210         15,609
                              Landauer, Inc.                                                    700         50,925
                              Langer, Inc. (a)                                                  300            270
                              Lectec Corp. (a)                                                  800          3,400
                              Lexicon Genetics, Inc. (a)                                      3,000          5,340
                              LifePoint Hospitals, Inc. (a)                                   5,345        171,788
                              Ligand Pharmaceuticals, Inc. Class B (a)                        8,200         24,190
                              Lincare Holdings, Inc. (a)                                      7,100        213,639
                              MAP Pharmaceuticals, Inc. (a)                                     300          3,036
                              MEDTOX Scientific, Inc. (a)                                     1,600         19,744
                              Magellan Health Services, Inc. (a)                              3,879        159,272
                              MannKind Corp. (a)                                              9,400         36,284
                              Mannatech, Inc. (b)                                             3,100         12,400
                              Martek Biosciences Corp.                                        3,400        106,828
                              Masimo Corp. (a)                                                4,400        163,680
                              MedAssets, Inc. (a)                                             3,100         53,320
                              MedCath Corp. (a)                                               1,500         26,880
                              Medarex, Inc. (a)                                              10,600         68,582
                              Medical Action Industries, Inc. (a)                             1,600         21,008
                              Medicines Co. (a)                                               5,370        124,691
                              Medicis Pharmaceutical Corp. Class A                            5,100         76,041
                              Medifast, Inc. (a)                                              2,100         14,301
                              Medis Technologies Ltd. (a)(b)                                  2,830          5,094
                              Medivation, Inc. (a)(b)                                         2,900         76,734
                              Memory Pharmaceuticals Corp. (a)                                  100             20
                              Mentor Corp. (b)                                                3,500         83,510
                              Meridian Bioscience, Inc.                                       3,125         90,750
                              Merit Medical Systems, Inc. (a)                                 2,768         51,955
                              Metabolix, Inc. (a)                                             2,500         27,200
                              Metropolitan Health Networks, Inc. (a)                            300            570
                              Micromet, Inc. (a)                                                533          2,361
                              Micrus Endovascular Corp. (a)                                   2,100         29,295
                              MiddleBrook Pharmaceuticals, Inc. (a)                           8,000         12,000
                              Mine Safety Appliances Co.                                      2,300         87,676
                              Molecular Insight Pharmaceuticals, Inc. (a)                       400          3,072
                              Molina Healthcare, Inc. (a)                                     2,000         62,000
                              Momenta Pharmaceuticals, Inc. (a)                               2,700         35,397
                              Monogram Biosciences, Inc. (a)                                 16,460         12,510
                              Myriad Genetics, Inc. (a)                                       4,400        285,472
                              NBTY, Inc. (a)                                                  4,800        141,696
                              NPS Pharmaceuticals, Inc. (a)                                   4,840         34,558
                              Nabi Biopharmaceuticals (a)                                     3,500         16,310
                              Nanosphere, Inc. (a)                                              200          1,706
                              National Dentex Corp. (a)                                         150            915
                              National Healthcare Corp.                                         400         18,848
                              Natus Medical, Inc. (a)                                         2,900         65,714

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Nektar Therapeutics (a)                                         8,600   $     30,874
                              Neopharm, Inc. (a)                                              4,486            989
                              Neose Technologies, Inc. (a)                                    1,900            608
                              Neurocrine Biosciences, Inc. (a)                                5,345         25,068
                              Neurogen Corp. (a)                                              2,600            624
                              Neurometrix, Inc. (a)(b)                                        1,700          1,615
                              Nile Therapeutics, Inc. (a)                                     4,900         19,747
                              Northfield Laboratories, Inc. (a)(b)                            3,000            840
                              Nova Biosource Fuels, Inc. (a)                                 19,600          2,940
                              Novacea, Inc. (a)                                               4,000          6,160
                              Novavax, Inc. (a)                                               6,500         18,850
                              Noven Pharmaceuticals, Inc. (a)                                 3,000         35,040
                              NuVasive, Inc. (a)                                              3,600        177,588
                              Nutraceutical International Corp. (a)                           1,400         15,470
                              Nuvelo, Inc. (a)                                               10,221          4,497
                              NxStage Medical, Inc. (a)                                       5,300         22,366
                              OSI Pharmaceuticals, Inc. (a)                                   5,767        284,255
                              Obagi Medical Products, Inc. (a)                                2,700         26,946
                              Odyssey HealthCare, Inc. (a)                                    3,850         39,078
                              Omnicare, Inc.                                                  9,700        279,069
                              Omrix Biopharmaceuticals, Inc. (a)                              1,600         28,704
                              Onyx Pharmaceuticals, Inc. (a)                                  5,600        202,608
                              Opko Health, Inc. (a)(b)                                        8,100         14,175
                              Optimer Pharmaceuticals, Inc. (a)                               2,400         19,080
                              OraSure Technologies, Inc. (a)                                  4,775         23,493
                              Ore Pharmaceuticals, Inc. (a)                                     380            296
                              Orexigen Therapeutics, Inc. (a)                                 1,200         12,948
                              Orthofix International NV (a)                                   1,700         31,671
                              Orthologic Corp. (a)                                            4,100          3,608
                              Orthovita, Inc. (a)                                             5,920         15,392
                              Oscient Pharmaceuticals Corp. (a)                                 550            605
                              Osiris Therapeutics, Inc. (a)(b)                                1,300         25,077
                              Osteotech, Inc. (a)                                             3,300         14,058
                              Owens & Minor, Inc.                                             3,500        169,750
                              PDL BioPharma, Inc.                                            11,400        106,134
                              PSS World Medical, Inc. (a)                                     4,800         93,600
                              Pain Therapeutics, Inc. (a)                                     4,500         43,965
                              Panacos Pharmaceuticals, Inc. (a)                              11,006          3,302
                              Par Pharmaceutical Cos., Inc. (a)                               2,800         34,412
                              Parexel International Corp. (a)                                 5,800        166,228
                              Pediatrix Medical Group, Inc. (a)                               4,800        258,816
                              Penwest Pharmaceuticals Co. (a)                                 4,600          9,476
                              Peregrine Pharmaceuticals, Inc. (a)(b)                         20,800          6,885
                              Perrigo Co.                                                     7,500        288,450
                              PetMed Express, Inc. (a)                                        3,100         48,670
                              PharMerica Corp. (a)                                            3,423         76,983
                              Pharmaceutical Product Development, Inc.                       10,100        417,635

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Pharmacopeia Drug Discovery, Inc. (a)                           4,000   $      5,960
                              Pharmacyclics, Inc. (a)                                         2,290          4,626
                              Pharmasset, Inc. (a)                                            2,100         41,895
                              Pharmos Corp. (a)                                               1,140            205
                              Power Medical Interventions, Inc. (a)                           2,900          9,338
                              Pozen, Inc. (a)                                                 3,300         34,683
                              Prestige Brands Holdings, Inc. (a)                              2,500         22,200
                              Progenics Pharmaceuticals, Inc. (a)                             3,200         42,592
                              Psychemedics Corp.                                                125          1,838
                              Psychiatric Solutions, Inc. (a)                                 5,032        190,964
                              Questcor Pharmaceuticals, Inc. (a)                              7,600         55,860
                              Quidel Corp. (a)                                                2,100         34,461
                              RTI Biologics, Inc. (a)                                         2,900         27,115
                              RXi Pharmaceuticals Corp. (a)                                     507          4,137
                              RadNet, Inc. (a)                                                6,600         26,466
                              Regeneron Pharmaceuticals, Inc. (a)                             6,800        148,444
                              RehabCare Group, Inc. (a)                                       2,100         38,010
                              Reliv International, Inc.                                       1,600          8,080
                              Repros Therapeutics, Inc. (a)                                   1,300          9,243
                              Res-Care, Inc. (a)                                              1,500         27,210
                              ResMed, Inc. (a)                                                7,500        322,500
                              Retractable Technologies, Inc. (a)                              1,300          1,820
                              Rexahn Pharmaceuticals, Inc. (a)(b)                             5,000          6,450
                              Rigel Pharmaceuticals, Inc. (a)                                 3,665         85,578
                              Rochester Medical Corp. (a)                                     2,100         27,846
                              Salix Pharmaceuticals Ltd. (a)                                  5,703         36,556
                              Sangamo Biosciences, Inc. (a)(b)                                4,100         31,570
                              Santarus, Inc. (a)                                              2,700          5,481
                              Savient Pharmaceuticals, Inc. (a)                               5,484         81,766
                              Sciclone Pharmaceuticals, Inc. (a)                              5,700          6,441
                              Sciele Pharma, Inc.                                             3,750        115,463
                              Seattle Genetics, Inc. (a)                                      6,700         71,690
                              Sepracor, Inc. (a)                                             10,355        189,600
                              Skilled Healthcare Group, Inc. Class A (a)                      2,700         42,903
                              Somaxon Pharmaceuticals, Inc. (a)                               3,000          9,450
                              Sonic Innovations, Inc. (a)                                     3,500          8,890
                              SonoSite, Inc. (a)                                              2,000         62,800
                              Sparta Surgical Corp. (a)                                       1,900              0
                              Spectranetic Corp. (a)                                          3,800         17,594
                              Spectrum Pharmaceuticals, Inc. (a)                                 16             23
                              Staar Surgical Co. (a)                                          2,400         10,776
                              Star Scientific, Inc. (a)(b)                                   10,100         35,956
                              StemCells, Inc. (a)                                             5,400          5,562
                              Stereotaxis, Inc. (a)                                           2,600         15,730
                              Steris Corp.                                                    6,000        225,480
                              Sucampo Pharmaceuticals, Inc. Class A (a)                         900          7,677
                              Sun Healthcare Group, Inc. (a)                                  3,100         45,446

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Sunrise Senior Living, Inc. (a)                                 3,400   $     46,886
                              SuperGen, Inc. (a)                                              3,130          4,445
                              SurModics, Inc. (a)(b)                                          1,500         47,235
                              Symmetry Medical, Inc. (a)                                      1,900         35,264
                              Synovis Life Technologies, Inc. (a)                             1,300         24,466
                              Synta Pharmaceuticals Corp. (a)                                   900          6,858
                              SyntheMed, Inc. (a)                                             8,500          1,785
                              Synvista Therapeutics, Inc. (a)                                    50             63
                              Targeted Genetics Corp. (a)                                       850            357
                              Techne Corp. (a)                                                3,400        245,208
                              Telik, Inc. (a)(b)                                              8,430          5,564
                              Tercica, Inc. (a)                                               3,800         33,972
                              Theragenics Corp. (a)                                           1,900          5,928
                              Theravance, Inc. (a)                                            4,500         56,070
                              Thoratec Corp. (a)                                              5,500        144,375
                              Threshold Pharmaceuticals, Inc. (a)                             1,217          1,582
                              Titan Pharmaceuticals, Inc. (a)                                 2,800            602
                              Tomotherapy, Inc. (a)                                           4,700         21,526
                              TorreyPines Therapeutics, Inc. (a)                                375            184
                              TranS1, Inc (a)                                                   400          3,956
                              Transgenomic, Inc. (a)                                            900            540
                              Trimeris, Inc.                                                  2,900         11,368
                              Triple-S Management Corp. (a)                                   1,100         17,919
                              Trubion Pharmaceuticals, Inc. (a)                                 400          1,328
                              US Physical Therapy, Inc. (a)                                   1,600         27,776
                              USANA Health Sciences, Inc. (a)(b)                              1,400         57,386
                              Uluru, Inc. (a)                                                   400            400
                              United Therapeutics Corp. (a)                                   2,300        241,891
                              Universal Display Corp. (a)(b)                                  2,700         29,592
                              Universal Health Services, Inc. Class B                         3,900        218,517
                              Urologix, Inc. (a)                                              1,700          2,074
                              Utah Medical Products, Inc.                                     1,100         30,305
                              VCA Antech, Inc. (a)                                            8,040        236,939
                              VNUS Medical Technologies, Inc. (a)                             1,660         34,744
                              Valeant Pharmaceuticals International (a)(b)                    7,400        151,478
                              Vanda Pharmaceuticals, Inc. (a)                                 3,000          2,940
                              Vermillion, Inc. (a)                                              170            170
                              Vertex Pharmaceuticals, Inc. (a)                               13,362        444,153
                              Via Pharmaceuticals, Inc. (a)                                       9             11
                              Vical, Inc. (a)                                                 1,000          2,190
                              Vion Pharmaceuticals, Inc. (a)                                    330            119
                              ViroPharma, Inc. (a)                                            5,600         73,472
                              Virtual Radiologic Corp. (a)                                    1,600         13,056
                              Vital Signs, Inc.                                                 900         66,510
                              Vivus, Inc. (a)                                                 7,100         56,374
                              Volcano Corp. (a)                                               3,200         55,328
                              Warner Chilcott Ltd. (a)                                        8,500        128,520

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              West Pharmaceutical Services, Inc.                              2,600   $    126,932
                              Wright Medical Group, Inc. (a)                                  3,100         94,364
                              XOMA Ltd. (a)                                                  14,200         29,820
                              XTENT, Inc. (a)                                                   900          1,242
                              Xenoport, Inc. (a)                                              2,300        111,527
                              Zila, Inc. (a)                                                    386            474
                              Zoll Medical Corp. (a)                                          2,210         72,311
                              ZymoGenetics, Inc. (a)                                          5,900         39,294
                                                                                                      ------------
                                                                                                        28,312,147
------------------------------------------------------------------------------------------------------------------
Electronics - 6.5%            8x8, Inc. (a)(b)                                                7,300          6,205
                              APAC Customer Services, Inc. (a)                                3,100          6,665
                              ATMI, Inc. (a)                                                  3,400         61,132
                              AVX Corp.                                                       5,300         54,007
                              AXT, Inc. (a)                                                   1,200          2,256
                              AZZ Inc. (a)                                                    1,300         53,781
                              Actel Corp. (a)                                                 2,900         36,192
                              Acuity Brands, Inc.                                             4,200        175,392
                              Acxiom Corp.                                                    5,400         67,716
                              Advanced Analogic Technologies, Inc. (a)                        4,900         22,785
                              Advanced Battery Technologies, Inc. (a)(b)                      5,000         16,150
                              Advanced Energy Industries, Inc. (a)                            3,500         47,880
                              Agilysys, Inc.                                                  3,300         33,297
                              Airvana, Inc. (a)                                               2,000         11,780
                              Alliance Fiber Optic Products, Inc. (a)                         1,400          1,372
                              Alliant Techsystems, Inc. (a)                                   2,762        259,462
                              Altair Nanotechnologies, Inc. (a)(b)                            8,500         20,400
                              Altra Holdings, Inc. (a)                                        3,600         53,136
                              American Physicians Capital, Inc.                               1,350         57,145
                              American Science & Engineering, Inc.                            1,000         59,730
                              Amkor Technology, Inc. (a)                                     10,410         66,311
                              Amtech Systems, Inc. (a)                                          100            931
                              Anadigics, Inc. (a)                                             6,500         18,265
                              Anaren, Inc. (a)                                                1,700         17,255
                              Anixter International, Inc. (a)                                 2,600        154,726
                              Applied Micro Circuits Corp. (a)                                7,075         42,308
                              Arris Group, Inc. (a)                                          12,398         95,836
                              Arrow Electronics, Inc. (a)                                    10,500        275,310
                              Ascent Solar Technologies, Inc. (a)                             1,300          7,904
                              Asyst Technologies, Inc. (a)                                    4,300         10,320
                              Atheros Communications, Inc. (a)                                5,900        139,122
                              Atmel Corp. (a)                                                38,100        129,159
                              Audiovox Corp. Class A (a)                                      2,200         20,614
                              AuthenTec, Inc. (a)                                             3,100          6,665
                              Avanex Corp. (a)                                                  826          3,865
                              Avid Technology, Inc. (a)                                       3,356         80,745
                              Avnet, Inc. (a)                                                12,664        311,914
                              Aware, Inc. (a)                                                   900          2,790

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Axcelis Technologies, Inc. (a)                                  7,500   $     12,750
                              Axsys Technologies, Inc. (a)                                    1,100         64,834
                              Badger Meter, Inc.                                              1,400         65,730
                              Bel Fuse, Inc.                                                    600         17,082
                              Belden, Inc.                                                    4,500        143,055
                              Bell Microproducts, Inc. (a)                                    2,135          3,843
                              Benchmark Electronics, Inc. (a)                                 5,384         75,807
                              BigBand Networks, Inc. (a)                                      4,400         16,236
                              Bookham, Inc. (a)                                              15,300         17,289
                              Brooks Automation, Inc. (a)                                     6,782         56,697
                              Bruker BioSciences Corp. (a)                                    5,100         67,983
                              C&D Technologies, Inc. (a)(b)                                   2,800         15,904
                              CTS Corp.                                                       4,000         51,120
                              Cabot Microelectronics Corp. (a)                                2,500         80,200
                              Cadence Design Systems, Inc. (a)                               24,900        168,324
                              CalAmp Corp. (a)                                                1,300          1,716
                              California Micro Devices CP (a)                                 4,000         11,960
                              Caliper Life Sciences, Inc. (a)                                 2,385          6,678
                              Candela Corp. (a)                                               2,800          6,860
                              Captaris, Inc. (a)                                              5,300         24,433
                              Cardtronics, Inc. (a)                                             600          4,716
                              Cavium Networks, Inc. (a)                                       3,700         52,096
                              Cepheid, Inc. (a)                                               5,700         78,831
                              Ceva, Inc. (a)                                                  2,103         17,455
                              Champion Industries, Inc.                                         700          2,506
                              Checkpoint Systems, Inc. (a)                                    4,200         79,044
                              Cirrus Logic, Inc. (a)                                          8,700         47,415
                              Coherent, Inc. (a)                                              1,500         53,325
                              Cohu, Inc.                                                      1,300         20,566
                              CommScope, Inc. (a)                                             6,716        232,642
                              Comtech Telecommunications Corp. (a)                            2,500        123,100
                              Conexant Systems, Inc. (a)                                      5,254         21,068
                              Cox Radio, Inc. Class A (a)                                     2,800         29,568
                              Cree, Inc. (a)                                                  7,900        179,962
                              Cymer, Inc. (a)                                                 3,205         81,183
                              Cypress Semiconductor Corp. (a)                                14,400         75,168
                              DDi Corp. (a)                                                   3,627         18,860
                              DSP Group, Inc. (a)                                             4,000         30,600
                              DTS, Inc. (a)                                                   2,200         61,226
                              Daktronics, Inc.                                                2,900         48,314
                              Data Domain, Inc. (a)                                           3,800         84,626
                              Dataram Corp.                                                     100            179
                              DealerTrack Holdings, Inc. (a)                                  4,200         70,728
                              Diodes, Inc. (a)                                                3,350         61,808
                              Dionex Corp. (a)                                                1,900        120,745
                              Dolby Laboratories, Inc. Class A (a)                            4,700        165,393
                              Ducommun, Inc.                                                  1,500         35,820

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Dynamics Research Corp. (a)                                     1,400   $     10,752
                              EDCI Holdings, Inc. (a)                                           470          1,880
                              EF Johnson Technologies, Inc. (a)                               3,700          4,625
                              EMS Technologies, Inc. (a)                                      1,200         26,772
                              Eagle Test Systems, Inc. (a)                                      300          4,593
                              Electro Scientific Industries, Inc. (a)                         3,400         48,348
                              Electroglas, Inc. (a)                                           1,700          1,938
                              Electronics for Imaging, Inc. (a)                               5,600         78,008
                              eMagin Corp. (a)                                                   20             11
                              Emcore Corp. (a)(b)                                             6,800         33,592
                              Empire Resources, Inc.                                          1,400          4,074
                              Emulex Corp. (a)                                                7,700         82,159
                              EndWare Corp. (a)                                               1,000          5,020
                              Ener1, Inc. (a)(b)                                              4,000         31,240
                              EnerSys (a)                                                     4,400         86,724
                              Energizer Holdings, Inc. (a)                                    5,000        402,750
                              Energy Conversion Devices, Inc. (a)                             4,100        238,825
                              Entorian Technologies, Inc. (a)                                 9,200          5,704
                              Entropic Communications, Inc. (a)                               2,000          2,820
                              Exar Corp. (a)                                                  6,100         46,726
                              Exide Technologies (a)                                          6,887         50,826
                              FEI Co. (a)                                                     3,800         90,478
                              FSI International, Inc. (a)                                     5,300          3,922
                              Fairchild Semiconductor International, Inc. (a)                10,100         89,789
                              Faro Technologies, Inc. (a)                                     1,700         34,629
                              First Solar, Inc. (a)                                           4,400        831,204
                              Flir Systems, Inc. (a)                                         12,500        480,250
                              Flotek Industries, Inc. (a)                                     2,400         26,400
                              Formfactor, Inc. (a)                                            5,000         87,100
                              FuelCell Energy, Inc. (a)(b)                                    7,200         43,416
                              GTC Biotherapeutics, Inc. (a)                                   2,400            842
                              General Cable Corp. (a)                                         4,900        174,587
                              Genesis Energy LP                                               2,700         38,583
                              Glu Mobile, Inc. (a)                                            4,200          8,190
                              Harmonic, Inc. (a)                                              9,600         81,120
                              Harvard Bioscience, Inc. (a)                                    1,520          7,068
                              Hearst-Argyle Television, Inc. (b)                              2,600         58,058
                              Herley Industries, Inc. (a)                                       975         16,673
                              Hifn, Inc. (a)                                                    447          1,430
                              Hittite Microwave Corp. (a)                                     1,700         57,120
                              Hoku Scientific, Inc. (a)(b)                                    2,900         16,994
                              Houston Wire & Cable Co.                                        2,400         41,208
                              Hungarian Telephone & Cable Corp. (a)                             800         15,920
                              Hutchinson Technology, Inc. (a)                                 2,995         34,682
                              IPG Photonics Corp. (a)                                         3,200         62,432
                              IRIS International, Inc. (a)                                    2,400         42,960
                              IXYS Corp.                                                      2,400         21,816

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              IdentiPHI, Inc. (a)                                               394   $         47
                              iGO, Inc. (a)                                                   1,700          1,802
                              Ikanos Communications, Inc. (a)                                 5,800         11,484
                              Illumina, Inc. (a)                                             11,292        457,665
                              Infinera Corp. (a)                                              7,600         72,656
                              Infosonics Corp. (a)                                            3,600          1,836
                              Integrated Electrical Services, Inc. (a)                        1,500         26,340
                              Integrated Silicon Solutions, Inc. (a)                          2,170          5,013
                              InterDigital, Inc. (a)                                          4,700        113,035
                              International Rectifier Corp. (a)                               7,000        133,140
                              Intersil Corp. Class A                                          9,915        164,391
                              Isilon Systems, Inc. (a)(b)                                     5,900         26,019
                              Itron, Inc. (a)                                                 3,400        301,002
                              Ixia (a)                                                        2,600         19,162
                              Keithley Instruments, Inc.                                      1,200         10,044
                              Kemet Corp. (a)                                                 2,800          3,808
                              Kopin Corp. (a)                                                 4,200         13,104
                              Kulicke & Soffa Industries, Inc. (a)                            6,800         30,668
                              LCC International, Inc. Class A (a)                               100              5
                              Lam Research Corp. (a)                                         11,900        374,731
                              Lattice Semiconductor Corp. (a)                                12,770         26,306
                              LeCroy Corp. (a)                                                  900          6,921
                              Leadis Technology, Inc. (a)                                     6,100          4,453
                              Lightpath Technologies, Inc. Class A (a)                          100            148
                              Limelight Networks, Inc. (a)                                    7,600         19,000
                              Littelfuse, Inc. (a)                                            2,370         70,460
                              MKS Instruments, Inc. (a)                                       4,153         82,686
                              MRV Communications, Inc. (a)                                    7,287          8,526
                              MTS Systems Corp.                                               1,900         79,990
                              Marvell Technology Group Ltd. (a)(d)                           46,400        431,520
                              Mattson Technology, Inc. (a)                                    5,200         24,596
                              Maxwell Technologies, Inc. (a)                                  2,900         38,686
                              Measurement Specialties, Inc. (a)                                 400          6,976
                              Mercury Computer Systems, Inc. (a)                              1,400         12,460
                              Methode Electronics, Inc.                                       4,300         38,442
                              Mettler Toledo International, Inc. (a)                          3,200        313,600
                              Microsemi Corp. (a)                                             7,217        183,889
                              Microtune, Inc. (a)                                             2,000          5,360
                              MoSys, Inc. (a)                                                 1,855          7,865
                              Moduslink Global Solutions, Inc. (a)                            3,370         32,386
                              Monolithic Power Systems, Inc. (a)                              3,300         57,321
                              Multi-Fineline Electronix, Inc. (a)                             1,100         16,269
                              NU Horizons Electronics Corp. (a)                               2,900         11,600
                              Nanogen, Inc. (a)(b)                                            4,225          1,141
                              Nanometrics, Inc. (a)                                           2,000          4,220
                              Nanophase Technologies Corp. (a)                                3,000          3,900

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Napco Security Systems, Inc. (a)                                3,700   $     10,841
                              Neomagic Corp. (a)                                                320              9
                              Netgear, Inc. (a)                                               3,800         57,000
                              NetList, Inc. (a)                                               4,500          4,815
                              Netlogic Microsystems, Inc. (a)                                 2,200         66,528
                              Newport Corp. (a)                                               4,700         50,666
                              Nuance Communications, Inc. (a)                                17,435        212,533
                              ON Semiconductor Corp. (a)                                     37,840        255,798
                              OSI Systems, Inc. (a)                                           2,200         51,722
                              Omni Energy Services Corp. (a)                                  3,600         11,592
                              Omnivision Technologies, Inc. (a)                               5,800         66,178
                              OpNext, Inc. (a)                                                3,400         15,606
                              Oplink Communications, Inc. (a)                                 1,600         19,312
                              PDF Solutions, Inc. (a)                                           300          1,560
                              PLX Technology, Inc. (a)                                        1,500          7,680
                              PMC-Sierra, Inc. (a)                                           21,700        161,014
                              Palomar Medical Technologies, Inc. (a)                          1,900         25,574
                              Park Electrochemical Corp.                                      1,150         27,876
                              ParkerVision, Inc. (a)(b)                                       1,200         12,000
                              Pericom Semiconductor Corp. (a)                                 3,200         33,600
                              Photon Dynamics, Inc. (a)                                       2,300         35,305
                              Pixelworks, Inc. (a)                                            1,100          1,485
                              Planar Systems, Inc. (a)                                          900          2,286
                              Plantronics, Inc.                                               3,700         83,324
                              Plexus Corp. (a)                                                4,300         89,010
                              Powell Industries, Inc. (a)                                     1,100         44,891
                              Power Integrations, Inc. (a)                                    3,100         74,710
                              Power-One, Inc. (a)                                             8,800         12,760
                              Powerwave Technologies, Inc. (a)                               13,600         53,856
                              Preformed Line Products Co.                                       400         23,336
                              Quantum Corp. (a)                                              10,900         11,445
                              QuickLogic Corp. (a)                                              200            208
                              RF Micro Devices, Inc. (a)                                     25,786         75,295
                              Radisys Corp. (a)                                               2,800         24,080
                              Rambus, Inc. (a)                                               10,600        136,210
                              Raven Industries, Inc.                                          1,900         74,765
                              Richardson Electronics Ltd.                                       800          4,960
                              Rofin-Sinar Technologies, Inc. (a)                              3,100         94,891
                              Rubicon Technology, Inc. (a)                                    1,600         11,552
                              Rudolph Technologies, Inc. (a)                                  2,928         24,537
                              SCM Microsystems, Inc. (a)                                        800          1,896
                              STEC, Inc. (a)                                                  4,100         31,570
                              Sanmina-SCI Corp. (a)                                          44,600         62,440
                              Seagate Technology                                             47,132        571,240
                              Semitool, Inc. (a)                                              1,100          8,998
                              Semtech Corp. (a)                                               6,200         86,552
                              Shoretel, Inc. (a)                                              1,700          9,758
                              SiRF Technology Holdings, Inc. (a)                              6,900         10,281

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Sielox, Inc. (a)                                                  155   $         25
                              Sigmatron International, Inc. (a)                               1,200          5,880
                              Silicon Graphics, Inc. (a)                                        100            870
                              Silicon Image, Inc. (a)                                         7,900         42,186
                              Silicon Laboratories, Inc. (a)                                  4,800        147,360
                              Silicon Storage Technology, Inc. (a)                            6,000         19,560
                              Skyworks Solutions, Inc. (a)                                   16,300        136,268
                              Smart Modular Technologies WWH, Inc. (a)                        2,900          8,700
                              Spansion LLC Class A (a)                                        9,900         15,345
                              Spectrum Brands, Inc. (a)                                       3,900          5,421
                              Standard Microsystems Corp. (a)                                 1,800         44,964
                              Starent Networks Corp. (a)                                      3,300         42,702
                              SunPower Corp. Class A (a)(b)                                   5,450        386,569
                              SunPower Corp. Class B (a)                                      3,949        272,710
                              Super Micro Computer, Inc. (a)                                  3,900         35,139
                              Superconductor Technologies, Inc. (a)                             432            575
                              Supertex, Inc. (a)                                              1,700         47,872
                              Symmetricom, Inc. (a)                                           3,476         17,276
                              Synaptics, Inc. (a)                                             3,450        104,259
                              TTM Technologies, Inc. (a)                                      4,600         45,632
                              Taser International, Inc. (a)(b)                                6,930         49,550
                              Technitrol, Inc.                                                2,900         42,891
                              Techwell, Inc. (a)                                                300          2,829
                              Tegal Corp. (a)                                                   841          2,708
                              Tekelec (a)                                                     6,000         83,940
                              Telkonet, Inc. (a)                                              3,300          1,056
                              Terabeam, Inc. (a)                                                 75             29
                              Tessera Technologies, Inc. (a)                                  5,000         81,700
                              Thinkorswim Group, Inc. (a)                                     4,900         40,817
                              Thomas & Betts Corp. (a)                                        4,965        193,983
                              Tollgrade Communications, Inc. (a)                                800          3,360
                              TranSwitch Corp. (a)                                           21,100         11,394
                              Transmeta Corp. (a)                                             1,360         22,046
                              TriQuint Semiconductor, Inc. (a)                               14,445         69,192
                              Ultra Clean Holdings, Inc. (a)                                  3,700         18,648
                              Ultralife Batteries, Inc. (a)                                   2,200         17,050
                              Ultratech, Inc. (a)                                             2,200         26,620
                              Unica Corp. (a)                                                   100            784
                              Unitil Corp.                                                      600         15,654
                              Valence Technology, Inc. (a)(b)                                10,100         34,845
                              Varian Semiconductor Equipment Associates, Inc. (a)             7,450        187,144
                              Varian, Inc. (a)                                                2,850        122,265
                              Viasat, Inc. (a)                                                2,300         54,234
                              Vicor Corp.                                                     3,800         33,744
                              Virage Logic Corp. (a)                                          2,300         13,570
                              Vishay Intertechnology, Inc. (a)                               13,461         89,112
                              Vocus, Inc. (a)                                                 1,700         57,732

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Volterra Semiconductor Corp. (a)                                3,000   $     38,190
                              Western Digital Corp. (a)                                      19,300        411,476
                              Williams Controls, Inc. (a)                                       500          6,440
                              Zebra Technologies Corp. Class A (a)                            6,317        175,928
                              Zhone Technologies, Inc. (a)                                    7,424          1,411
                              Zoran Corp. (a)                                                 5,461         44,562
                                                                                                      ------------
                                                                                                        18,012,661
------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials -      Adams Resources & Energy, Inc.                                    800         18,224
4.5%                          Alliance Resource Partners LP                                   2,000         63,040
                              Alpha Natural Resources, Inc. (a)                               6,900        354,867
                              Amerigas Partners LP                                            3,300        100,419
                              Apco Argentina, Inc.                                            1,000         28,310
                              Arch Coal, Inc.                                                13,200        434,148
                              Atlas Pipeline Partners LP                                      4,100        104,509
                              Atwood Oceanics, Inc. (a)                                       5,600        203,840
                              Barnwell Industries, Inc.                                         600          5,676
                              Berry Petroleum Co. Class A                                     4,000        154,920
                              Boardwalk Pipeline Partners LP                                  3,800         78,280
                              Brigham Exploration Co. (a)                                     4,500         49,455
                              Bristow Group, Inc. (a)                                         2,700         91,368
                              Bronco Drilling Co., Inc. (a)                                   3,500         35,770
                              Buckeye GP Holdings LP                                          2,500         38,950
                              Buckeye Partners LP                                             4,300        159,487
                              CARBO Ceramics, Inc.                                            2,350        121,283
                              CREDO Petroleum Corp. (a)                                       1,700         12,529
                              CVR Energy, Inc. (a)                                            5,454         46,468
                              Cal Dive International, Inc. (a)                                4,075         43,195
                              Calpine Corp. (a)                                              34,200        444,600
                              Calumet Specialty Products Partners LP                          2,300         28,405
                              Cimarex Energy Co.                                              7,916        387,171
                              Compass Minerals International, Inc.                            3,200        167,648
                              Crosstex Energy, Inc.                                           3,600         89,892
                              DHT Maritime, Inc.                                              4,500         30,240
                              Dawson Geophysical Co. (a)                                        800         37,352
                              Denbury Resources, Inc. (a)                                    22,100        420,784
                              Double Eagle Pete & Mining Co. (a)                              1,800         25,704
                              Dril-Quip, Inc. (a)                                             3,200        138,848
                              Dune Energy, Inc. (a)                                           7,800          5,772
                              Enterprise GP Holdings LP                                       3,600         84,708
                              Enterprise Products Partners LP                                27,505        708,804
                              Exterran Holdings, Inc. (a)                                     6,363        203,361
                              Exterran Partners LP                                              400          6,052
                              FMC Technologies, Inc. (a)                                     12,200        567,910
                              Ferrellgas Partners LP (b)                                      4,300         78,690
                              Forest Oil Corp. (a)                                            7,600        376,960
                              Foundation Coal Holdings, Inc.                                  4,600        163,668
                              Furmamite Corp. (a)                                             2,100         21,714

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              GeoPetro Resources Co. (a)                                      7,600   $     17,404
                              Goodrich Petroleum Corp. (a)                                    2,900        126,411
                              Grey Wolf, Inc. (a)                                            14,800        115,144
                              Haynes International, Inc. (a)                                  1,300         60,879
                              Headwaters, Inc. (a)                                            4,600         61,410
                              Helmerich & Payne, Inc.                                         8,700        375,753
                              Holly Energy Partners LP                                        1,700         51,068
                              Houston American Energy Corp.                                   2,100         13,272
                              ICO Inc. (a)                                                    3,300         18,513
                              ION Geophysical Corp. (a)                                       8,600        122,034
                              Inergy LP                                                       3,400         73,542
                              James River Coal Co. (a)                                        2,500         54,975
                              John D. Oil & Gas Co. (a)                                       6,000          4,500
                              Joy Global, Inc.                                                9,900        446,886
                              Kinder Morgan Energy Partners LP                               16,100        837,683
                              Kirby Corp. (a)                                                 5,400        204,876
                              Lime Energy Co. (a)                                               700          4,340
                              Lufkin Industries, Inc.                                         1,500        119,025
                              MAXXAM, Inc. (a)                                                1,000         13,900
                              McDermott International, Inc. (a)                              22,400        572,320
                              NL Industries, Inc.                                               900          9,243
                              National Coal Corp. (a)                                         2,700         14,121
                              Natural Gas Services Group (a)                                  1,400         24,458
                              Natural Resource Partners LP                                    3,200         81,056
                              Newpark Resources, Inc. (a)                                     6,900         50,370
                              Nustar GP Holdings LLC                                          3,200         56,000
                              Oil States International, Inc. (a)                              4,900        173,215
                              Orion Energy Systems, Inc. (a)                                  2,600         14,586
                              PMFG, Inc. (a)                                                    600          8,694
                              Parallel Petroleum Corp. (a)                                    4,300         40,506
                              Parker Drilling Co. (a)                                        11,600         93,032
                              Patriot Coal Corp. (a)                                          5,300        153,965
                              Penn Virginia Corp.                                             4,100        219,104
                              Penn Virginia GP Holdings LP                                    2,000         41,780
                              Penn Virginia Resource Partners LP                              2,500         41,225
                              Petroleum Development Corp. (a)                                 1,580         70,105
                              Pioneer Drilling Co. (a)                                        5,200         69,160
                              Plains All American Pipeline LP                                10,141        401,786
                              Quantum Fuel Systems Technologies Worldwide, Inc. (a)(b)        9,512         12,271
                              Quest Energy Partners LP                                        2,300         15,410
                              RGC Resources, Inc.                                               100          2,829
                              Rex Energy Corp. (a)                                            2,000         31,520
                              SandRidge Energy, Inc. (a)                                      8,600        168,560
                              Seacor Holdings, Inc. (a)                                       2,277        179,769
                              Swift Energy Co. (a)                                            3,100        119,939
                              TC PipeLines LP                                                 1,700         52,598
                              TXCO Resources, Inc. (a)                                        4,200         42,168

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Tidewater, Inc.                                                 4,255   $    235,557
                              USEC, Inc. (a)(b)                                               8,000         43,280
                              Unit Corp. (a)                                                  4,800        239,136
                              Uranium Resources, Inc. (a)                                     4,100          6,929
                              Westmoreland Coal Co. (a)                                       1,600         25,280
                              Williams Partners LP                                            4,700        121,495
                              World Fuel Services Corp.                                       2,900         66,787
                                                                                                      ------------
                                                                                                        12,352,890
------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 4.5%     AGL Resources, Inc. (c)                                         7,400        232,212
                              ATG, Inc. (a)                                                   1,100              0
                              Active Power, Inc. (a)                                          3,500          2,065
                              Akeena Solar, Inc. (a)(b)                                       2,600          9,854
                              Allete, Inc.                                                    2,700        120,150
                              Alliant Energy Corp.                                           10,600        341,426
                              American States Water Co.                                       1,750         67,375
                              American Water Works Co, Inc.                                   5,800        124,700
                              Aqua America, Inc.                                             13,017        231,442
                              Artesian Resources Corp. Class A                                  225          3,809
                              Atmos Energy Corp.                                              8,200        218,284
                              Atrion Corp.                                                      200         20,606
                              Aventine Renewable Energy Holdings, Inc. (a)                    5,200         16,432
                              Avista Corp.                                                    5,500        119,405
                              Basin Water, Inc. (a)(b)                                        3,600          6,624
                              Beacon Power Corp. (a)(b)                                       7,730         11,208
                              BioFuel Energy Corp. (a)                                        4,600          2,439
                              Black Hills Corp.                                               3,800        118,066
                              CH Energy Group, Inc.                                           1,600         69,712
                              Cadiz, Inc. (a)                                                 2,100         40,047
                              California Water Service Group                                  2,100         80,850
                              Central Vermont Public Service Corp.                            1,500         35,160
                              Cheniere Energy Partners LP                                     3,300         22,935
                              Chesapeake Utilities Corp.                                      1,300         43,173
                              Cleco Corp.                                                     6,100        154,025
                              Comverge, Inc. (a)(b)                                           1,900          8,740
                              Connecticut Water Service, Inc.                                 1,000         28,950
                              Contango Oil & Gas Co. (a)                                      1,200         64,776
                              Copano Energy LLC Common Units                                  3,800         92,948
                              DCP Midstream Partners LP                                       1,400         23,688
                              DPL, Inc.                                                      10,835        268,708
                              Delta Natural Gas Co., Inc.                                       100          2,561
                              Eagle Rock Energy Partners LP                                   6,000         63,180
                              El Paso Electric Co. (a)                                        4,800        100,800
                              El Paso Pipeline Partners LP                                    2,600         41,782
                              The Empire District Electric Co.                                3,700         78,995
                              EnerNOC, Inc. (a)(b)                                            1,400         14,476
                              Energen Corp.                                                   6,200        280,736
                              Energy Transfer Partners LP                                     7,800        287,274

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Energy West, Inc.                                                 300   $      2,550
                              EnergySouth, Inc.                                                 450         27,644
                              Equitable Resources, Inc.                                      12,380        454,098
                              Evergreen Energy, Inc. (a)(b)                                   4,700          4,418
                              Florida Public Utilities Co.                                      199          2,567
                              GT Solar International, Inc. (a)                                3,200         34,720
                              GeoMet, Inc. (a)                                                  100            544
                              Global Partners LP                                              1,000          9,480
                              Great Plains Energy, Inc.                                      11,312        251,353
                              GreenHunter Energy, Inc. (a)                                      300          4,275
                              Hawaiian Electric Industries, Inc.                              8,120        236,373
                              IDACORP, Inc.                                                   4,400        127,996
                              The Laclede Group, Inc.                                         2,200        106,678
                              MDU Resources Group, Inc.                                      15,025        435,725
                              MGE Energy, Inc.                                                2,300         81,765
                              MYR Group, Inc. (a)                                             3,600         45,576
                              Magellan Midstream Holdings LP                                  2,300         39,514
                              Middlesex Water Co.                                               866         15,129
                              Mirant Corp. (a)                                               18,100        331,049
                              Mitcham Industries, Inc. (a)                                    1,700         17,153
                              NRG Energy, Inc. (a)                                           22,960        568,260
                              NSTAR                                                          10,200        341,700
                              National Fuel Gas Co.                                           6,550        276,279
                              New Jersey Resources Corp.                                      4,260        152,891
                              NorthWestern Corp.                                              4,100        103,033
                              Northeast Utilities Inc.                                       15,000        384,750
                              Northwest Natural Gas Co.                                       2,700        140,400
                              OGE Energy Corp.                                                8,000        247,040
                              ONEOK Partners LP                                               5,000        253,650
                              Oneok, Inc.                                                     9,290        319,576
                              Ormat Technologies, Inc.                                        1,800         65,394
                              Otter Tail Corp.                                                2,800         86,044
                              PNM Resources, Inc.                                             7,000         71,680
                              Pennichuck Corp.                                                  177          4,037
                              Piedmont Natural Gas Co.                                        7,000        223,720
                              Pike Electric Corp. (a)                                         2,600         38,298
                              Portland General Electric Co.                                   6,400        151,424
                              PowerSecure International, Inc. (a)                             1,900         11,514
                              Puget Energy, Inc.                                             10,000        267,000
                              Regency Energy Partners LP                                      2,800         51,352
                              Reliant Energy, Inc. (a)                                       34,600        254,310
                              Renegy Holdings, Inc. (a)                                         396            832
                              SCANA Corp.                                                    10,000        389,300
                              SJW Corp.                                                         600         17,982
                              SMF Energy Corp. (a)                                              600            204
                              SemGroup Energy Partners LP                                     4,300         30,014
                              Sierra Pacific Resources                                       22,500        215,550

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              South Jersey Industries, Inc.                                   2,800   $     99,960
                              Southern Union Co.                                             10,554        217,940
                              Southwest Gas Corp.                                             3,400        102,884
                              Southwest Water Co.                                             3,671         46,805
                              Spectra Energy Partners LP (b)                                  1,700         32,300
                              Star Gas Partners LP (a)                                        1,100          2,442
                              Synthesis Energy Systems, Inc. (a)                                700          3,395
                              Targa Resources Partners LP                                     4,400         74,888
                              Transmeridian Exploration, Inc. (a)                             8,600          2,580
                              UGI Corp.                                                       9,860        254,191
                              UIL Holdings Corp.                                              1,833         62,927
                              Unisource Energy Corp.                                          3,600        105,084
                              Vectren Corp.                                                   7,400        206,090
                              Venoco, Inc. (a)                                                2,100         27,300
                              VeraSun Energy Corp. (a)                                       10,457         32,730
                              WGL Holdings, Inc.                                              4,500        146,025
                              Westar Energy, Inc.                                            10,125        233,280
                              Wisconsin Energy Corp.                                         11,180        501,982
                                                                                                      ------------
                                                                                                        12,497,257
------------------------------------------------------------------------------------------------------------------
Food & Agriculture - 2.0%     Alico, Inc.                                                       400         18,972
                              The Andersons, Inc.                                             2,000         70,440
                              Applied Energetics, Inc. (a)(b)                                 3,765          3,200
                              B&G Foods, Inc. Class A                                         5,200         37,180
                              Bridgford Foods Corp. (a)                                         500          2,715
                              Bunge Ltd.                                                     11,900        751,842
                              Burger King Holdings, Inc.                                      9,100        223,496
                              Cagle's, Inc. Class A (a)                                         200            770
                              Cal-Maine Foods, Inc. (b)                                       1,500         41,160
                              Chiquita Brands International, Inc. (a)                         4,702         74,339
                              Coca-Cola Bottling Co. Consolidated                               400         17,464
                              Consolidated-Tomoka Land Co.                                      300         12,957
                              Core-Mark Holdings Co., Inc. (a)                                  200          4,998
                              Corn Products International, Inc.                               6,500        209,820
                              Cuisine Solutions, Inc. (a)                                     1,200          2,952
                              Dairy Mart Convenience Stores, Inc. (a)                           500              0
                              Darling International, Inc. (a)                                 8,200         91,102
                              Del Monte Foods Co.                                            17,000        132,600
                              Diamond Foods, Inc.                                               900         25,227
                              Dr. Pepper Snapple Group, Inc. (a)                             24,700        654,056
                              Eden Bioscience Corp. (a)                                         299            353
                              Farmer Bros. Co.                                                  700         17,409
                              Fisher Communications, Inc.                                       500         19,700
                              Flowers Foods, Inc.                                             8,018        235,408
                              Fresh Del Monte Produce, Inc. (a)                               4,700        104,340
                              Gehl Co. (a)                                                    1,100         32,373
                              Golden Enterprises, Inc.                                          600            900
                              Green Mountain Coffee Roasters, Inc. (a)                        2,200         86,548

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Griffin Land & Nurseries, Inc.                                    800   $     29,664
                              Hain Celestial Group, Inc. (a)                                  3,939        108,441
                              Hormel Foods Corp.                                              6,986        253,452
                              Imperial Sugar Co. New Shares                                   1,712         23,180
                              Ingles Markets, Inc. Class A                                    2,100         47,943
                              J&J Snack Foods Corp.                                           2,100         71,211
                              The J.M. Smucker Co.                                            4,719        239,206
                              John B. Sanfilippo & Son, Inc. (a)                                700          5,985
                              John Bean Technologies Corp. (a)                                3,005         38,043
                              Jones Soda Co. (a)(b)                                           4,200          5,964
                              Lance, Inc.                                                     2,600         58,994
                              Lifeway Foods, Inc. (a)                                         1,700         19,890
                              MGP Ingredients, Inc.                                           2,900          8,236
                              Maui Land & Pineapple Co., Inc. (a)                               400         10,996
                              Monterey Gourmet Foods, Inc. (a)                                  700          1,365
                              Nash Finch Co.                                                  1,220         52,606
                              Neogen Corp. (a)                                                1,312         36,972
                              NitroMed, Inc. (a)                                              5,900          2,714
                              Omega Protein Corp. (a)                                           200          2,352
                              The Pantry, Inc. (a)                                            2,300         48,737
                              Peet's Coffee & Tea, Inc. (a)                                   2,100         58,632
                              PepsiAmericas, Inc.                                             6,227        129,023
                              Pilgrim's Pride Corp.                                           5,200         12,948
                              Ralcorp Holdings, Inc. (a)                                      4,632        312,243
                              Rocky Mountain Chocolate Factory, Inc.                          1,495         13,619
                              Sanderson Farms, Inc.                                           2,150         78,991
                              Schiff Nutrition International, Inc. (a)                        3,700         25,271
                              The Scotts Miracle-Gro Co.                                      4,500        106,380
                              Seaboard Corp.                                                     40         50,280
                              Seneca Foods Corp. (a)                                            200          3,798
                              Smart Balance, Inc. (a)                                         3,600         23,616
                              Smithfield Foods, Inc. (a)                                     12,088        191,957
                              SoftBrands, Inc. (a)                                              114            107
                              Spartan Stores, Inc.                                            2,500         62,200
                              Susser Holdings Corp. (a)                                       1,900         28,614
                              Tasty Baking Co.                                                  400          1,652
                              Tejon Ranch Co. (a)                                               700         26,005
                              Terra Industries, Inc.                                          8,700        255,780
                              Tootsie Roll Industries, Inc. (b)                               2,151         62,185
                              TreeHouse Foods, Inc. (a)                                       2,312         68,666
                              United Natural Foods, Inc. (a)                                  4,100        102,459
                              Willamette Valley Vineyards, Inc. (a)                             800          3,752
                              Winn-Dixie Stores, Inc. (a)                                     4,700         65,330
                              Zanett, Inc. (a)                                                  125            126
                              Zapata Corp. (a)                                                  800          5,344
                                                                                                      ------------
                                                                                                         5,627,250
------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                   Allied Nevada Gold Corp. (a)                                    7,500   $     42,900
                              Aurora Oil & Gas Corp. (a)                                      1,200            156
                              NGAS Resources, Inc. (a)                                        4,700         22,325
                              Royal Gold, Inc.                                                3,335        119,927
                              US Gold Corp. (a)                                               9,100         12,012
                                                                                                      ------------
                                                                                                           197,320
------------------------------------------------------------------------------------------------------------------
Insurance - 4.1%              21st Century Holding Co.                                        1,300          6,838
                              AMBAC Financial Group, Inc. (b)                                30,400         70,832
                              Affirmative Insurance Holdings, Inc.                            2,600          8,216
                              Alleghany Corp. (a)                                               554        202,210
                              Allied World Assurance Holdings Ltd.                            4,200        149,184
                              AmCOMP, Inc. (a)                                                3,100         35,960
                              AmTrust Financial Services, Inc.                                4,300         58,437
                              American Equity Investment Life Holding Co.                     6,100         45,750
                              American Financial Group, Inc.                                  7,250        213,875
                              American National Insurance Co.                                 1,600        138,128
                              American Physicians Service Group, Inc.                           700         14,819
                              Amerisafe, Inc. (a)                                             2,800         50,960
                              Arch Capital Group Ltd. (a)                                     5,305        387,424
                              Argo Group International Holdings Ltd. (a)                      2,339         86,192
                              Arthur J. Gallagher & Co.                                       7,600        195,016
                              Aspen Insurance Holdings Ltd.                                   7,500        206,250
                              Assured Guaranty Ltd. (b)                                       6,100         99,186
                              Atlantic American Corp. (a)                                       700            798
                              Axis Capital Holdings Ltd.                                     14,100        447,111
                              Baldwin & Lyons, Inc. Class B                                     950         22,771
                              Brown & Brown, Inc.                                             9,800        211,876
                              CNA Financial Corp.                                             3,029         79,481
                              CNA Surety Corp. (a)                                            1,900         31,730
                              CastlePoint Holdings, Ltd.                                      4,800         53,424
                              Conseco, Inc. (a)                                              16,300         57,376
                              Crawford & Co. Class B (a)                                      3,200         48,640
                              Darwin Professional Underwriters, Inc. (a)                        200          6,222
                              Delphi Financial Group, Inc. Class A                            4,450        124,778
                              Donegal Group, Inc. Class A                                       400          7,252
                              EMC Insurance Group, Inc.                                       1,500         44,220
                              eHealth, Inc. (a)                                               2,200         35,200
                              Eastern Insurance Holdings, Inc.                                1,900         25,498
                              Employers Holdings, Inc.                                        3,700         64,306
                              Endurance Specialty Holdings Ltd.                               5,500        170,060
                              Enstar Group Ltd. (a)                                             500         48,680
                              Erie Indemnity Co. Class A                                      3,200        135,264
                              Everest Re Group Ltd.                                           5,200        449,956
                              FBL Financial Group, Inc. Class A                               1,700         47,413
                              FPIC Insurance Group, Inc. (a)                                  1,200         61,668
                              Fidelity National Title Group, Inc. Class A                    17,764        261,131
                              First American Corp.                                            6,635        195,733

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              First Mercury Financial Corp. (a)                               2,500   $     35,625
                              First United Corp.                                                400          7,960
                              Flagstone Reinsurance Holdings Ltd.                             4,500         46,215
                              Greenlight Capital Re Ltd. (a)                                  3,800         87,362
                              HCC Insurance Holdings, Inc.                                   10,550        284,850
                              The Hanover Insurance Group, Inc.                               4,200        191,184
                              Harleysville Group, Inc.                                        1,400         52,920
                              Hilb Rogal & Hobbs Co.                                          2,700        126,198
                              Horace Mann Educators Corp.                                     4,300         55,341
                              IPC Holdings, Ltd.                                              5,500        166,155
                              Independence Holding Co.                                          720          8,316
                              Infinity Property & Casualty Corp.                              1,800         74,160
                              Isolagen, Inc. (a)                                              6,000          4,560
                              Kansas City Life Insurance Co.                                    900         41,400
                              LandAmerica Financial Group, Inc.                               1,500         36,375
                              Life Partners Holdings, Inc. (b)                                1,025         36,869
                              Markel Corp. (a)                                                  946        332,519
                              Max Capital Group Ltd.                                          5,300        123,119
                              Meadowbrook Insurance Group, Inc.                               3,900         27,534
                              Mercer Insurance Group, Inc.                                    1,600         25,696
                              Mercury General Corp.                                           2,500        136,875
                              Montpelier Re Holdings Ltd.                                     6,900        113,919
                              NYMAGIC, Inc.                                                     600         15,150
                              National Interstate Corp.                                         600         14,418
                              Nationwide Financial Services, Inc. Class A                     5,200        256,516
                              Navigators Group, Inc. (a)                                      1,700         98,600
                              Odyssey Re Holdings Corp.                                       2,600        113,880
                              Old Republic International Corp.                               19,512        248,778
                              OneBeacon Insurance Group Ltd.                                  2,400         50,760
                              PMA Capital Corp. Class A (a)                                   4,695         41,410
                              The PMI Group, Inc.                                             8,000         23,600
                              PartnerRe Ltd.                                                  5,500        374,495
                              Penn Treaty American Corp. (a)                                    250            395
                              Philadelphia Consolidated Holding Co. (a)                       5,400        316,278
                              The Phoenix Cos., Inc.                                          8,700         80,388
                              Pico Holdings, Inc. (a)                                         2,000         71,820
                              Platinum Underwriters Holdings Ltd.                             5,000        177,400
                              Presidential Life Corp.                                         3,400         53,686
                              ProAssurance Corp. (a)                                          3,000        168,000
                              Protective Life Corp.                                           5,800        165,358
                              RLI Corp.                                                       2,000        124,180
                              Radian Group, Inc. (b)                                          8,444         42,558
                              Reinsurance Group of America, Inc. Class A (b)                  5,700        307,800
                              RenaissanceRe Holdings Ltd.                                     6,500        338,000
                              Safety Insurance Group, Inc.                                    1,800         68,274
                              SeaBright Insurance Holdings, Inc. (a)                          2,900         37,700
                              Selective Insurance Group, Inc.                                 4,200         96,264

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Stancorp Financial Group, Inc.                                  4,100   $    213,200
                              State Auto Financial Corp.                                      1,425         41,425
                              Stewart Information Services Corp.                              2,200         65,450
                              Syncora Holdings Ltd.                                           4,800          6,288
                              Tower Group, Inc.                                               2,500         58,900
                              Transatlantic Holdings, Inc.                                    2,631        142,995
                              Triad Guaranty, Inc. (a)(b)                                     2,900          4,611
                              Unico American Corp. (a)                                          300          2,460
                              United America Indemnity, Ltd. (a)                              3,000         42,690
                              United Fire & Casualty Co.                                      2,000         57,180
                              Unitrin, Inc.                                                   4,500        112,230
                              Universal American Financial Corp. (a)                          5,400         65,826
                              Universal Insurance Holdings, Inc.                                400          1,392
                              Validus Holdings Ltd.                                           3,300         76,725
                              W.R. Berkley Corp.                                             12,090        284,719
                              WellCare Health Plans, Inc. (a)                                 4,100        147,600
                              Zenith National Insurance Corp.                                 3,050        111,752
                                                                                                      ------------
                                                                                                        11,336,168
------------------------------------------------------------------------------------------------------------------
International Oil - 0.0%      ATP Oil & Gas Corp. (a)                                         3,100         55,211
                              Sulphco, Inc. (a)                                              12,700         25,527
                                                                                                      ------------
                                                                                                            80,738
------------------------------------------------------------------------------------------------------------------
Liquor - 0.1%                 Boston Beer Co., Inc. Class A (a)                               1,400         66,486
                              Central European Distribution Corp. (a)                         3,412        154,939
                              National Beverage Corp. (a)                                     2,760         24,481
                                                                                                      ------------
                                                                                                           245,906
------------------------------------------------------------------------------------------------------------------
Media - 2.2%                  ACCO Brands Corp. (a)                                           3,500         26,390
                              AH Belo Corp.                                                   1,296          6,687
                              Acme Communications, Inc. (a)                                   1,000            950
                              America's Car Mart, Inc. (a)                                    1,850         34,391
                              Ascent Media Corp. Class A (a)                                  1,407         34,337
                              Beasley Broadcasting Group, Inc. Class A                        4,100          6,929
                              Belo Corp. Class A                                              6,480         38,621
                              Blockbuster, Inc. Class A (a)(b)                               19,100         39,155
                              CTN Media Group, Inc. (a)                                          50              0
                              Cablevision Systems Corp. Class A                              22,500        566,100
                              Carmike Cinemas, Inc.                                           2,500          9,200
                              Charter Communications, Inc. Class A (a)                       29,000         21,170
                              Cinemark Holdings, Inc.                                         3,700         50,320
                              Citadel Broadcasting Corp. (a)                                 19,200         14,976
                              Coleman Cable, Inc. (a)                                         2,300         23,069
                              Consolidated Graphics, Inc. (a)                                 1,300         39,429
                              Crown Media Holdings, Inc. Class A (a)                          1,500          7,545
                              Cumulus Media, Inc. Class A (a)                                 6,165         26,263
                              DISH Network Corp. (a)                                         21,165        444,465
                              Discovery Communications, Inc. Class A (a)                     28,600        407,550
                              Discovery Communications, Inc. Class C (a)                        703          9,954

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Document Security Systems, Inc. (a)(b)                          2,500   $     11,025
                              Dolan Media Co. (a)                                             2,500         25,225
                              DreamWorks Animation SKG, Inc. Class A (a)                      5,700        179,265
                              EW Scripps Co.                                                  3,233         22,860
                              EchoStar Holding Corp. (a)                                      4,173        100,569
                              Emmis Communications Corp. Class A (a)                          6,400          6,208
                              Entercom Communications Corp.                                   3,000         15,060
                              Entravision Communications Corp. Class A (a)                    6,500         17,485
                              Gartner, Inc. Class A (a)                                       6,080        137,894
                              GateHouse Media, Inc. (b)                                       5,400          2,646
                              Gaylord Entertainment Co. (a)                                   3,520        103,382
                              Global Traffic Network, Inc. (a)                                1,900         17,613
                              Gray Television, Inc.                                           2,200          3,784
                              iBEAM Broadcasting Corp. (a)                                       80              0
                              Idearc, Inc. (b)                                               16,200         20,250
                              Internet Brands, Inc. Class A (a)                               1,300          9,061
                              Intraware, Inc. (a)                                                20             71
                              John Wiley & Sons, Inc. Class A                                 4,100        165,845
                              Journal Communications, Inc. Class A                            4,500         21,960
                              The Knot, Inc. (a)                                              2,200         18,370
                              Lee Enterprises, Inc. (b)                                       2,400          8,400
                              Liberty Global, Inc. (a)                                       28,341        858,732
                              Liberty Global, Inc. Series C (a)                               3,922        110,169
                              Liberty Media Corp. - Entertainment Class A (a)                51,628      1,289,151
                              Lin TV Corp. Class A (a)                                        3,200         16,512
                              Live Nation, Inc. (a)                                           6,400        104,128
                              Loral Space & Communications Ltd. (a)                           1,400         20,678
                              Martha Stewart Living Omnimedia, Inc. Class A (a)               3,600         30,636
                              McClatchy Co. Class A (b)                                       6,000         26,400
                              Media General, Inc. Class A                                     2,100         26,103
                              Mediacom Communications Corp. Class A (a)                       5,900         34,928
                              National CineMedia, Inc.                                        5,700         62,985
                              Navarre Corp. (a)                                               5,600          8,120
                              Network Equipment Technologies, Inc. (a)                        1,400          4,788
                              Nexstar Broadcasting Group, Inc. Class A (a)                    4,500          9,990
                              Palatin Technologies, Inc. (a)                                 10,600          1,484
                              Playboy Enterprises, Inc. Class B (a)                           2,100          8,274
                              Primedia, Inc.                                                  3,905          9,489
                              RHI Entertainment, Inc. (a)                                       300          4,470
                              Radio One, Inc. Class D (a)                                     2,000          1,500
                              Regal Entertainment Group Series A                              8,000        126,240
                              Regent Communications, Inc. (a)                                 2,900          2,552
                              Rewards Network, Inc. (a)                                       1,500          7,530
                              Saga Communications, Inc. Class A (a)                           1,425          8,123
                              Salem Communications Corp. Class A (a)                          1,600          2,000
                              Scholastic Corp.                                                2,710         69,593
                              Sinclair Broadcast Group, Inc. Class A                          8,400         42,336

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Source Interlink Cos., Inc. (a)(b)                              8,630   $      8,975
                              Spanish Broadcasting System, Inc. Class A (a)                   5,100          1,938
                              TiVo, Inc. (a)                                                  7,765         56,840
                              Time Warner Cable, Inc. (a)                                    14,800        358,160
                              United Capital Corp. (a)                                          600         15,894
                              Valassis Communications, Inc. (a)                               4,700         40,702
                              ValueVision Media, Inc. Class A (a)                             2,800          5,180
                              WPT Enterprises, Inc. (a)                                       2,100          1,197
                              Westwood One, Inc. (a)                                          3,600          1,980
                              WorldSpace, Inc. Class A (a)                                    6,900          8,970
                              Young Broadcasting, Inc. Class A (a)                            2,400            126
                                                                                                      ------------
                                                                                                         6,081,347
------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.5%          Alliance Holdings GP LP                                         1,300         26,039
                              Calavo Growers, Inc.                                              100          1,246
                              Ceco Environmental Corp. (a)                                    1,900          7,524
                              Coinstar, Inc. (a)                                              2,700         86,400
                              Complete Production Services, Inc. (a)                          5,000        100,650
                              Delek US Holdings, Inc.                                         1,600         14,832
                              DynCorp. International, Inc. (a)                                2,600         43,576
                              FLO Corp. (a)                                                      65              7
                              Force Protection, Inc. (a)                                      6,400         17,152
                              Gerber Scientific, Inc. (a)                                     1,300         11,882
                              Graham Corp.                                                      650         35,165
                              HSW International, Inc. (a)                                       400          1,040
                              International Coal Group, Inc. (a)(b)                          10,800         67,392
                              Liberty Media Holding Corp. - Capital (a)                      12,907        172,696
                              Liberty Media Holding Corp. - Interactive (a)                  59,736        771,192
                              Met-Pro Corp.                                                     100          1,459
                              Multi-Color Corp.                                                 200          4,778
                              Northstar Neuroscience, Inc. (a)                                  500            775
                              Penson Worldwide, Inc. (a)                                      2,700         37,449
                              Smith & Wesson Holding Corp. (a)                                2,900         10,846
                              Teekay LNG Partners LP                                          1,800         28,260
                                                                                                      ------------
                                                                                                         1,440,360
------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance -       1st Source Corp.                                                1,210         28,435
11.2%                         Acacia Research - Acacia Technologies (a)                       2,100          6,342
                              Advance America, Cash Advance Centers, Inc.                     4,200         12,558
                              Advanta Corp. Class B                                           4,950         40,738
                              Affiliated Managers Group, Inc. (a)                             3,500        289,975
                              Agree Realty Corp.                                              1,400         40,040
                              AllianceBernstein Holding LP                                    2,900        107,329
                              Amcore Financial, Inc.                                          3,170         29,322
                              AmeriCredit Corp. (a)                                           9,150         92,689
                              American Campus Communities, Inc.                               3,975        134,673
                              Ampal-American Israel Corp. Class A (a)                         1,200          3,708
                              Anchor Bancorp Wisconsin, Inc.                                  2,600         19,110
                              Ashford Hospitality Trust, Inc.                                 6,900         27,945

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Asset Acceptance Capital Corp. (a)                              2,100   $     22,134
                              Asta Funding, Inc.                                              1,600         11,216
                              Astoria Financial Corp.                                         8,550        177,241
                              Atlantic Coast Federal Corp.                                       74            573
                              BGC Partners, Inc.                                              3,200         13,728
                              BOK Financial Corp.                                             2,301        111,391
                              BP Prudhoe Bay Royalty Trust                                    2,200        204,534
                              Bancorp Rhode Island, Inc.                                      1,100         31,625
                              Bank of the Ozarks, Inc.                                        1,900         51,300
                              BankUnited Financial Corp. Class A (b)                          5,535          4,206
                              Banner Corp.                                                    2,100         25,221
                              Berkshire Hathaway, Inc. Class A (a)                              119     15,541,400
                              Berkshire Hills Bancorp, Inc.                                   1,400         44,800
                              BlackRock, Inc. (e)                                             2,000        389,000
                              Blackstone Group LP (b)                                        13,000        199,420
                              Broadpoint Securities Group, Inc. (a)                           2,400          6,960
                              Broadridge Financial Solutions LLC                             11,800        181,602
                              Brookfield Infrastructure Partners LP                           1,500         23,595
                              CVB Financial Corp.                                             7,275        101,122
                              Calamos Asset Management, Inc. Class A                          1,700         30,464
                              Camco Financial Corp.                                             500          4,855
                              CapLease, Inc.                                                  4,600         36,478
                              Capital Corp. of the West                                         540          2,138
                              Capital Trust, Inc. (b)                                         2,100         32,550
                              CapitalSource, Inc.                                            21,141        260,034
                              Cascade Financial Corp.                                           515          3,857
                              Cash America International, Inc.                                3,000        108,120
                              Cathay General Bancorp (b)                                      5,022        119,523
                              Centerline Holding Co.                                          3,600          7,164
                              Central Pacific Financial Corp.                                 3,476         58,431
                              Cenveo, Inc. (a)                                                3,300         25,377
                              Charter Financial Corp.                                           500          5,375
                              Citizens First Bancorp, Inc.                                    1,600          8,560
                              Citizens, Inc. (a)                                              2,890         23,756
                              Cohen & Steers, Inc.                                            1,800         50,994
                              CompuCredit Corp. (a)(b)                                        4,900         19,208
                              Corrections Corp. of America (a)                               12,000        298,200
                              Covanta Holding Corp. (a)                                      11,480        274,831
                              Cowen Group, Inc. (a)                                           2,400         20,520
                              Cross Timbers Royalty Trust                                       956         44,167
                              Deerfield Capital Corp.                                         3,540          2,301
                              Diamond Hill Investments Group (a)                                300         26,976
                              Dime Community Bancshares, Inc.                                 3,700         56,314
                              Downey Financial Corp.                                          2,000          5,600
                              Duff & Phelps Corp. (a)                                         1,200         25,236
                              ESB Financial Corp.                                               629          5,900
                              Eastern Virginia Bankshares, Inc.                                 300          3,780

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Eaton Vance Corp.                                              10,300   $    362,869
                              Encore Capital Group, Inc. (a)                                  1,600         21,920
                              Epoch Holding Corp.                                             2,400         25,320
                              Evercore Partners, Inc. Class A                                 1,200         21,576
                              Extra Space Storage, Inc.                                       8,160        125,338
                              Ezcorp, Inc. (a)                                                4,100         77,080
                              FBR Capital Markets Corp. (a)                                   3,400         22,032
                              FCStone Group, Inc. (a)                                         2,450         44,076
                              The FINOVA Group, Inc. (a)                                        900              9
                              Federal Agricultural Mortgage Corp. Class B                       300          1,230
                              Financial Federal Corp.                                         1,900         43,548
                              First Defiance Financial Corp.                                    500          5,505
                              First Financial Corp.                                             800         37,584
                              First Financial Holdings, Inc.                                  1,400         36,652
                              First Financial Northwest, Inc.                                 3,800         39,216
                              The First Marblehead Corp. (b)                                  6,200         15,438
                              First Place Financial Corp.                                       615          7,903
                              FirstFed Financial Corp. (a)(b)                                 1,900         14,896
                              Flagstar Bancorp, Inc. (b)                                      3,600         10,728
                              Flushing Financial Corp.                                        2,950         51,625
                              Fortress Investment Group LLC                                   4,100         43,050
                              Franklin Street Properties Corp.                                6,600         85,800
                              Friedman Billings Ramsey Group, Inc. Class A                    9,710         19,420
                              Frontline Capital Group (a)                                       300              0
                              GAMCO Investors, Inc. Class A                                     700         41,510
                              GFI Group, Inc.                                                 6,400         30,144
                              GLG Partners, Inc. (b)                                         20,600        111,652
                              Glacier Bancorp, Inc.                                           5,656        140,099
                              Gramercy Capital Corp.                                          2,839          7,353
                              Greenhill & Co., Inc. (b)                                         900         66,375
                              HMN Financial, Inc.                                               900         11,142
                              Heartland Payment Systems, Inc. (b)                             2,000         51,120
                              Heritage Financial Corp.                                          420          5,237
                              Hersha Hospitality Trust                                        4,100         30,504
                              Hugoton Royalty Trust                                           4,100        110,044
                              IBERIABANK Corp.                                                1,300         68,705
                              ITC Holdings Corp.                                              4,900        253,673
                              Independent Bank Corp./MI                                       2,524         15,624
                              InnSuites Hospitality Trust                                       800            880
                              Interactive Brokers Group, Inc. Class A (a)                     4,100         90,897
                              International Assets Holding Corp., Inc. (a)                    1,000         24,110
                              International Bancshares Corp.                                  6,141        165,807
                              Investment Technology Group, Inc. (a)                           4,500        136,935
                              JMP Group, Inc.                                                 4,100         21,320
                              Jackson Hewitt Tax Service, Inc.                                2,900         44,486
                              Jefferies Group, Inc. New Shares (b)                           11,100        248,640
                              KBW, Inc. (a)(b)                                                2,800         92,232

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              KKR Financial Holdings LLC                                     12,300   $     78,228
                              Knight Capital Group, Inc. Class A (a)                          9,500        141,170
                              LaBranche & Co., Inc. (a)                                       3,600         16,200
                              Ladenburg Thalmann Financial Services, Inc. (a)(b)              5,581         10,046
                              Lazard Ltd. Class A                                             4,400        188,144
                              Lincoln Bancorp                                                 1,000         13,600
                              Lipid Sciences, Inc. (a)                                        1,000            140
                              MB Financial, Inc.                                              3,650        120,706
                              MDRNA, Inc. (a)                                                 3,390          1,322
                              MF Global Ltd. (a)                                              8,700         37,758
                              MSCI, Inc. (a)                                                  7,100        170,400
                              Malan Realty Investors, Inc. (a)(f)                               200              0
                              McGrath RentCorp                                                1,400         40,348
                              Medallion Financial Corp.                                       3,300         34,551
                              Medical Properties Trust, Inc.                                  7,100         80,585
                              Merriman Curhan Ford Group, Inc. (a)                              900            900
                              MicroFinancial, Inc.                                              500          1,985
                              Mid Penn Bancorp, Inc.                                            115          2,657
                              MoneyGram International, Inc.                                   2,100          2,982
                              Monmouth Real Estate Investment Corp. Class A                   2,462         19,179
                              MutualFirst Financial, Inc.                                       300          2,928
                              NASB Financial, Inc.                                              400         12,996
                              The NASDAQ Stock Market, Inc. (a)                              15,400        470,778
                              National Financial Partners Corp. (b)                           3,600         54,000
                              National Security Group, Inc.                                     120          1,639
                              National Western Life Insurance Co. Class A                       333         80,609
                              Nelnet, Inc. Class A                                            3,500         49,700
                              New York Community Bancorp, Inc.                               32,541        546,363
                              NewStar Financial, Inc. (a)                                     2,900         23,461
                              North American Scientific, Inc. (a)                                80             25
                              Northwest Bancorp, Inc.                                         2,000         55,080
                              Och-Ziff Capital Management Group LLC                           3,700         43,253
                              Ocwen Financial Corp. (a)                                       4,700         37,835
                              One Liberty Properties, Inc.                                    1,100         19,437
                              optionsXpress Holdings, Inc.                                    5,500        106,810
                              Oritani Financial Corp. (a)                                     1,400         23,590
                              PAB Bankshares, Inc.                                              612          4,076
                              PMC Commercial Trust                                            2,125         15,513
                              PVF Capital Corp.                                                 321          1,332
                              PacWest Bancorp                                                 2,961         84,655
                              Pacific Capital Bancorp                                         5,010        101,954
                              Piper Jaffray Cos. (a)                                          2,045         88,446
                              Portfolio Recovery Associates, Inc. (a)                         1,200         58,356
                              Provident Financial Holdings, Inc.                                500          4,400
                              Provident Financial Services, Inc.                              4,689         77,415
                              Pzena Investment Management, Inc. Class A                         870          8,248
                              Raymond James Financial, Inc.                                   8,850        291,873

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Reis, Inc. (a)                                                  2,000   $     11,600
                              Renasant Corp.                                                  2,475         53,732
                              Resource America, Inc. Class A                                  1,000          9,500
                              Riskmetrics Group, Inc. (a)                                     2,200         43,054
                              Riverview Bancorp, Inc.                                           200          1,200
                              Roberts Realty Investors, Inc.                                    300          1,200
                              Roma Financial Corp.                                              800         11,800
                              Rome Bancorp, Inc.                                              2,800         29,400
                              SEI Investments Co.                                            13,220        293,484
                              SWS Group, Inc.                                                 2,265         45,662
                              Sanders Morris Harris Group, Inc.                               3,800         32,870
                              Santander BanCorp                                                 703          7,592
                              Security Bank Corp.                                               384          1,594
                              Siebert Financial Corp.                                         3,300          9,966
                              Specialty Underwriters' Alliance, Inc. (a)                      3,600         17,748
                              Sterling Financial Corp.                                        4,843         70,224
                              Stifel Financial Corp. (a)                                      1,800         89,820
                              Student Loan Corp.                                                420         39,060
                              Supertel Hospitality, Inc.                                        300          1,215
                              TD Ameritrade Holding Corp. (a)                                23,780        385,236
                              TF Financial Corp.                                                100          2,300
                              Tarragon Corp. (a)                                              4,679          1,263
                              Thomas Weisel Partners Group, Inc. (a)                          2,800         23,604
                              TierOne Corp.                                                   1,100          5,643
                              U.S. Global Investors, Inc. (b)                                 1,600         16,080
                              United Community Banks, Inc. (b)                                5,240         69,482
                              United PanAm Financial Corp. (a)                                1,000          3,680
                              Value Line, Inc.                                                  100          3,349
                              ViewPoint Financial Group                                       2,700         47,250
                              Visa, Inc. Class A                                             44,800      2,750,272
                              W Holding Co., Inc. (b)                                        10,252          5,536
                              W.P. Carey & Co. LLC                                            2,200         57,420
                              W.P. Stewart & Co. Ltd. (a)                                     3,500          4,060
                              WVS Financial Corp.                                               200          3,280
                              Waddell & Reed Financial, Inc. Class A                          8,300        205,425
                              Washington Federal, Inc.                                        8,561        157,950
                              Waterstone Financial, Inc. (a)                                    600          5,862
                              Wayne Savings Bancshares, Inc.                                    151          1,321
                              Webster Financial Corp.                                         5,373        135,668
                              Wesco Financial Corp.                                             145         51,765
                              West Bancorp., Inc.                                               840         10,945
                              Westfield Financial, Inc.                                       4,000         41,200
                              Westwood Holdings Group Inc.                                      100          4,740
                              White Mountains Insurance Group, Inc.                             772        362,647
                              Willis Lease Finance Corp. (a)                                    200          2,234
                              Willow Grove Bancorp, Inc.                                      1,467         13,408
                              Winthrop Realty Trust, Inc.                                     8,856         34,538

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              World Acceptance Corp. (a)                                      1,700   $     61,200
                              Wright Express Corp. (a)                                        3,100         92,535
                                                                                                      ------------
                                                                                                        30,972,232
------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 1.1%         A.O. Smith Corp.                                                2,200         86,218
                              ATC Technology Corp. (a)                                        2,505         59,469
                              Accuride Corp. (a)                                                700          1,120
                              American Axle & Manufacturing Holdings, Inc.                    5,000         26,800
                              Amerigon Inc. (a)                                               2,700         17,766
                              Arctic Cat, Inc.                                                1,300         11,895
                              ArvinMeritor, Inc.                                              7,100         92,584
                              BorgWarner, Inc.                                               10,100        330,977
                              Cascade Corp.                                                   1,200         52,572
                              Coachmen Industries, Inc. (a)                                   1,100          1,815
                              Commercial Vehicle Group, Inc. (a)                                700          4,977
                              Dana Holding Corp. (a)                                          5,100         24,684
                              Donaldson Co., Inc.                                             6,200        259,842
                              Dorman Products, Inc. (a)                                       1,300         16,289
                              Federal-Mogul Corp. Class A (a)                                 2,600         32,630
                              Fleetwood Enterprises, Inc. (a)                                 3,690          3,764
                              FortuNet, Inc. (a)(b)                                           2,100         12,390
                              Fuel Systems Solutions, Inc. (a)                                1,250         43,063
                              Gentex Corp.                                                   13,890        198,627
                              Group 1 Automotive, Inc.                                        2,600         56,498
                              H&E Equipment Services, Inc. (a)                                2,900         28,014
                              Hayes Lemmerz International, Inc. (a)                           7,100         19,383
                              LKQ Corp. (a)                                                  13,600        230,792
                              Lear Corp. (a)                                                  6,345         66,623
                              Lithia Motors, Inc. Class A                                     1,000          4,310
                              MarineMax, Inc. (a)                                             2,000         14,460
                              Midas, Inc. (a)                                                 2,200         30,272
                              Modine Manufacturing Co.                                        1,900         27,512
                              Monaco Coach Corp.                                              3,900          7,605
                              Monro Muffler, Inc.                                             1,125         25,943
                              Myers Industries, Inc.                                          2,120         26,733
                              Navistar International Corp. (a)                                6,200        335,916
                              Noble International Ltd.                                          850          5,092
                              Oshkosh Corp.                                                   6,200         81,592
                              Penske Auto Group, Inc.                                         4,200         48,174
                              Polaris Industries, Inc. (b)                                    3,100        141,019
                              Proliance International, Inc. (a)                                 447            335
                              Rush Enterprises, Inc. Class A (a)                              3,850         49,280
                              Sonic Automotive, Inc.                                          1,800         15,228
                              Spartan Motors, Inc.                                            2,275          7,235
                              Standard Motor Products, Inc.                                   1,300          8,086
                              Stoneridge, Inc. (a)                                            1,300         14,625
                              Superior Industries International, Inc.                         3,210         61,504
                              TRW Automotive Holdings Corp. (a)                               5,300         84,323

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Thor Industries, Inc.                                           3,685   $     91,462
                              Titan International, Inc.                                       3,375         71,955
                              U.S. Auto Parts Network, Inc. (a)                               4,600          9,706
                              Visteon Corp. (a)                                               8,000         18,560
                              WABCO Holdings, Inc.                                            6,400        227,456
                              Winnebago Industries, Inc. (b)                                  3,100         40,052
                                                                                                      ------------
                                                                                                         3,127,227
------------------------------------------------------------------------------------------------------------------
Non-Durables - 1.8%           AFC Enterprises, Inc. (a)                                       2,700         19,602
                              Activision Blizzard, Inc. (a)(c)                               58,288        899,384
                              American Greetings Corp. Class A                                3,900         59,631
                              BJ's Restaurants, Inc. (a)                                      2,000         23,880
                              Benihana, Inc. (a)                                                615          2,823
                              Benihana, Inc. Class A (a)                                      2,630         12,098
                              Blue Nile, Inc. (a)(b)                                          1,600         68,592
                              Bob Evans Farms, Inc.                                           3,100         84,599
                              Bowl America, Inc. Class A                                        210          2,789
                              Brinker International, Inc.                                     9,800        175,322
                              Buffalo Wild Wings, Inc. (a)(b)                                 1,800         72,432
                              CBRL Group, Inc.                                                2,315         60,884
                              CEC Entertainment, Inc. (a)                                     2,650         87,980
                              CKE Restaurants, Inc.                                           3,400         36,040
                              Cabela's, Inc. Class A (a)(b)                                   4,100         49,528
                              California Pizza Kitchen, Inc. (a)                              3,000         38,610
                              Centillium Communications, Inc. (a)                             2,400          1,416
                              Century Casinos, Inc. (a)                                       5,100         10,710
                              The Cheesecake Factory, Inc. (a)                                6,417         93,816
                              Cheniere Energy, Inc. (a)                                       9,800         22,050
                              Chipotle Mexican Grill, Inc. Class A (a)(b)                     3,200        177,568
                              Churchill Downs, Inc.                                             600         29,388
                              Cosi, Inc. (a)                                                  5,500         10,835
                              Denny's Corp. (a)                                              10,600         27,348
                              DineEquity, Inc. (b)                                            1,700         28,662
                              Domino's Pizza, Inc. (a)                                        4,800         58,272
                              Dover Motorsports, Inc. (b)                                     3,300         17,985
                              Drew Industries, Inc. (a)                                       2,200         37,642
                              Einstein Noah Restaurant Group, Inc. (a)                        1,100         11,088
                              Famous Dave's of America, Inc. (a)                              2,500         15,025
                              Forward Industries, Inc. (a)                                    1,100          2,244
                              Gaming Partners International Corp. (a)                         1,400          7,574
                              Hibbett Sports, Inc. (a)                                        3,418         68,428
                              Hollywood Media Corp. (a)                                       4,300          9,675
                              International Speedway Corp. Class A                            3,200        124,512
                              Isle of Capri Casinos, Inc. (a)                                 3,700         33,374
                              Jack in the Box, Inc. (a)                                       6,100        128,710
                              Jakks Pacific, Inc. (a)                                         3,013         75,054
                              Kreisler Manufacturing Corp. (a)                                  300          2,400
                              Krispy Kreme Doughnuts, Inc. (a)(b)                             3,700         12,210

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Lancaster Colony Corp.                                          2,600   $     97,916
                              Landry's Restaurants, Inc.                                      1,200         18,660
                              Lazare Kaplan International, Inc. (a)                             300          2,310
                              Leapfrog Enterprises, Inc. (a)                                  3,500         36,960
                              Lenox Group, Inc. (a)                                             800             48
                              LodgeNet Interactive Corp. (a)                                  3,000          6,090
                              Luby's, Inc. (a)                                                1,700         13,668
                              Majesco Entertainment Co. (a)                                   1,500          1,335
                              Marvel Entertainment, Inc. (a)                                  4,900        167,286
                              McCormick & Schmick's Seafood Restaurants, Inc. (a)             1,700         16,558
                              Midway Games, Inc. (a)(b)                                       7,700         18,249
                              Movado Group, Inc.                                              2,600         58,110
                              O'Charleys, Inc.                                                1,705         14,919
                              Oil-Dri Corp. of America                                          700         11,844
                              P.F. Chang's China Bistro, Inc. (a)(b)                          2,595         61,086
                              Panera Bread Co. Class A (a)                                    2,600        132,340
                              Papa John's International, Inc. (a)                             3,100         84,196
                              Peco II, Inc. (a)                                                  90            338
                              Penn National Gaming, Inc. (a)                                  6,800        180,676
                              RC2 Corp. (a)                                                   1,670         33,400
                              Red Robin Gourmet Burgers, Inc. (a)                             1,900         50,920
                              Regis Corp.                                                     3,200         88,000
                              Ruby Tuesday, Inc. (a)                                          2,900         16,791
                              Russ Berrie & Co., Inc. (a)                                     1,300          9,971
                              Service Corp. International                                    22,400        187,264
                              Servotronics, Inc.                                                400          3,000
                              Shutterfly, Inc. (a)                                            2,400         23,064
                              Sonic Corp. (a)                                                 6,437         93,787
                              Sotheby's Holdings, Inc. Class A                                6,500        130,390
                              The Steak n Shake Co. (a)                                         900          7,812
                              Steinway Musical Instruments, Inc. (a)                          1,410         39,931
                              Stewart Enterprises, Inc. Class A                              10,200         80,172
                              THQ, Inc. (a)                                                   6,850         82,474
                              Take-Two Interactive Software, Inc.                             6,500        106,600
                              Trans World Entertainment Corp. (a)                             2,400          6,816
                              Trump Entertainment Resorts, Inc. (a)(b)                        6,000          7,320
                              Tupperware Corp.                                                5,955        164,537
                              VCG Holding Corp. (a)(b)                                        2,600          8,814
                              Warner Music Group Corp.                                        7,700         58,520
                              Wendy's                                                        44,100        231,966
                              World Wrestling Entertainment, Inc.                             2,100         32,466
                              Youbet.com, Inc. (a)                                            3,090          4,511
                                                                                                      ------------
                                                                                                         5,091,295
------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 0.6%     A.M. Castle & Co.                                               1,000         17,280
                              Advanced Environmental Recycling Technologies, Inc.
                                 Class A (a)                                                  7,600          2,660
                              Atna Resources Ltd. (a)                                         1,792            836

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Brush Engineered Materials, Inc. (a)                            1,600   $     29,712
                              Century Aluminum Co. (a)                                        3,800        105,222
                              Coeur d'Alene Mines Corp. (a)(b)                               62,700         95,931
                              Commercial Metals Co.                                          10,900        184,101
                              Encore Wire Corp.                                               2,627         47,575
                              General Moly, Inc. (a)                                          5,900         25,665
                              Hecla Mining Co. (a)                                           17,300         80,964
                              Horsehead Holding Corp. (a)                                     3,700         21,830
                              Intrepid Potash, Inc. (a)                                       3,100         93,434
                              Kaiser Aluminum Corp.                                           1,700         73,015
                              Metalico, Inc. (a)(b)                                           2,900         17,110
                              Minerals Technologies, Inc.                                     1,900        112,784
                              Mueller Industries, Inc.                                        3,100         71,331
                              RTI International Metals, Inc. (a)                              2,400         46,944
                              Reliance Steel & Aluminum Co.                                   5,724        217,340
                              Solitario Exploration & Royalty Corp. (a)                       7,000         22,820
                              Southern Copper Corp.                                          21,600        412,128
                              Stillwater Mining Co. (a)                                       4,584         26,633
                              Timberline Resources Corp. (a)                                  6,000          8,700
                                                                                                      ------------
                                                                                                         1,714,015
------------------------------------------------------------------------------------------------------------------
Optical Photo &               CPI Corp.                                                       1,200         12,900
Equipment - 0.1%              Cyberoptics Corp. (a)                                           1,100         10,373
                              Imation Corp.                                                   3,300         74,547
                              Ingram Micro, Inc. Class A (a)                                 14,030        225,462
                              LaserCard Corp. (a)                                             2,095          8,359
                              Meade Instruments Corp. (a)                                       200             50
                              Photronics, Inc. (a)                                            1,900          3,572
                              StockerYale, Inc. (a)                                             100             44
                              Zygo Corp. (a)                                                  1,000         12,580
                                                                                                      ------------
                                                                                                           347,887
------------------------------------------------------------------------------------------------------------------
Paper & Forest                AbitibiBowater, Inc. (b)                                        3,664         14,179
Products - 0.6%               Boise, Inc. (a)                                                 2,500          3,900
                              Buckeye Technologies, Inc. (a)                                  2,800         22,932
                              CSS Industries, Inc.                                              804         20,695
                              Caraustar Industries, Inc. (a)                                  5,900          8,850
                              Chesapeake Corp. (a)                                            1,200            804
                              Deltic Timber Corp.                                             1,400         89,096
                              Domtar Corp. (a)                                               44,500        204,700
                              Kadant, Inc. (a)                                                  580         13,207
                              Kapstone Paper and Packaging Corp. (a)                          4,600         29,210
                              Louisiana-Pacific Corp.                                        10,400         96,720
                              Lydall, Inc. (a)                                                1,800         17,334
                              Neenah Paper, Inc.                                              1,400         27,720
                              P.H. Glatfelter Co.                                             2,700         36,558
                              Packaging Corp. of America                                     10,200        236,436
                              Potlatch Corp.                                                  3,759        174,380
                              Rayonier, Inc.                                                  6,871        325,342

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Rock-Tenn Co. Class A                                           3,900   $    155,922
                              Smurfit-Stone Container Corp. (a)                              25,880        121,636
                              Universal Forest Products, Inc.                                 1,800         62,838
                              Verso Paper Corp.                                               2,900          7,656
                              Wausau Paper Corp.                                              3,700         37,481
                                                                                                      ------------
                                                                                                         1,707,596
------------------------------------------------------------------------------------------------------------------
Producer Goods - 4.4%         AGCO Corp. (a)                                                  8,723        371,687
                              Aaon, Inc.                                                      1,550         28,194
                              Actuant Corp. Class A                                           4,700        118,628
                              Akorn, Inc. (a)                                                 8,100         41,553
                              Alamo Group, Inc.                                                 700         11,935
                              Albany International Corp. Class A                              2,200         60,126
                              Allied Motion Technologies, Inc. (a)                              115            599
                              Allis-Chalmers Energy, Inc. (a)                                 2,000         25,300
                              American International Industries, Inc. (a)                     3,400          9,350
                              American Vanguard Corp.                                         1,200         18,096
                              Ametek, Inc.                                                   10,100        411,777
                              Applied Industrial Technologies, Inc.                           3,000         80,790
                              AptarGroup, Inc.                                                6,100        238,571
                              Arotech Corp. (a)                                                  14             15
                              Astec Industries, Inc. (a)                                      1,500         46,245
                              BE Aerospace, Inc. (a)                                          8,900        140,887
                              Baldor Electric Co.                                             3,500        100,835
                              Barnes Group, Inc.                                              3,800         76,836
                              Blount International, Inc. (a)                                  2,200         24,486
                              Blyth, Inc.                                                     2,700         30,618
                              Briggs & Stratton Corp.                                         4,700         76,046
                              CIRCOR International, Inc.                                      1,800         78,174
                              Cantel Medical Corp. (a)                                        1,100         10,582
                              Capstone Turbine Corp. (a)(b)                                  16,000         20,640
                              Catalyst Semiconductor, Inc. (a)                                  200            898
                              Chart Industries, Inc. (a)                                      2,900         82,824
                              Cherokee International Corp. (a)                                1,100          3,135
                              Chicago Rivet & Machine Co.                                       100          1,975
                              Clarcor, Inc.                                                   4,400        166,980
                              Cognex Corp.                                                    4,085         82,354
                              Colfax Corp. (a)                                                1,900         31,749
                              Columbus McKinnon Corp. (a)                                     2,000         47,140
                              Comfort Systems USA, Inc.                                       2,500         33,400
                              Concord Camera Corp. (a)                                          360            868
                              Cryo-Cell International, Inc. (a)                               1,900          1,064
                              Culp, Inc. (a)                                                    600          3,552
                              Curtiss-Wright Corp.                                            4,500        204,525
                              DEI Holdings, Inc. (a)                                            300            300
                              DXP Enterprises, Inc. (a)                                         200         10,662
                              Diamond Management & Technology Consultants, Inc.               3,000         14,070
                              Dynamic Materials Corp.                                         1,100         25,531

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              The Eastern Co.                                                   300   $      4,050
                              Evergreen Solar, Inc. (a)                                      11,700         64,584
                              FMC Corp.                                                       6,900        354,591
                              The Fairchild Corp. (a)                                         1,600          4,160
                              Federal Signal Corp.                                            3,200         43,840
                              Flanders Corp. (a)                                              4,400         27,720
                              Flowserve Corp.                                                 5,000        443,850
                              Foster Wheeler Ltd. (a)                                        14,080        508,429
                              Franklin Electric Co., Inc.                                     2,300        102,465
                              Gardner Denver, Inc. (a)                                        5,300        184,016
                              The Gorman-Rupp Co.                                             1,870         70,536
                              Graco, Inc.                                                     5,887        209,636
                              GrafTech International Ltd. (a)                                10,700        161,677
                              HI Shear Technology Corp.                                         700          6,650
                              HNI Corp. (b)                                                   3,000         76,020
                              Hardinge, Inc.                                                  1,900         24,130
                              Harsco Corp.                                                    8,000        297,520
                              Herman Miller, Inc.                                             4,490        109,870
                              Hexcel Corp. (a)                                                9,500        130,055
                              Hubbell, Inc. Class B                                           4,300        150,715
                              Hurco Companies, Inc. (a)                                         800         23,656
                              IDEX Corp.                                                      7,025        217,916
                              Inplay Technologies, Inc. (a)                                     400             72
                              IntriCon Corp. (a)                                                500          1,970
                              Jarden Corp. (a)                                                7,175        168,254
                              K-Tron International, Inc. (a)                                    100         12,883
                              Kaydon Corp.                                                    2,800        126,168
                              Kennametal, Inc.                                                7,400        200,688
                              Knoll, Inc.                                                     3,600         54,432
                              L.B. Foster Co. Class A (a)                                     1,200         36,504
                              LaBarge, Inc. (a)                                               1,100         16,566
                              Ladish Co., Inc. (a)                                            1,700         34,425
                              Lawson Products, Inc.                                             534         14,765
                              Lennox International, Inc.                                      5,500        182,985
                              Libbey, Inc.                                                    1,082          9,208
                              Lincoln Electric Holdings, Inc.                                 3,495        224,763
                              Lindsay Manufacturing Co.                                       1,100         80,025
                              Liquidity Services, Inc. (a)                                    2,900         31,465
                              MFRI, Inc. (a)                                                  1,400         15,750
                              MSC Industrial Direct Co. Class A                               4,200        193,494
                              Magnetek, Inc. (a)                                              1,700          6,885
                              Material Sciences Corp. (a)                                       900          5,175
                              Matthews International Corp. Class A                            2,400        121,776
                              Merix Corp. (a)                                                 2,700          3,456
                              Micrel, Inc.                                                    5,660         51,336
                              Middleby Corp. (a)(b)                                           1,800         97,758
                              Milacron, Inc. (a)                                                  1              1

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Modtech Holdings, Inc. (a)                                        900   $         27
                              Moog, Inc. Class A (a)                                          3,225        138,288
                              Mueller Water Products, Inc. Series B                           9,500         61,750
                              NACCO Industries, Inc. Class A                                    400         37,808
                              NATCO Group, Inc. Class A (a)                                   1,900         76,342
                              NN, Inc.                                                        2,700         34,695
                              Nordson Corp.                                                   2,900        142,419
                              Oceaneering International, Inc. (a)                             5,600        298,592
                              Park-Ohio Holdings Corp. (a)                                    1,500         26,835
                              Pentair, Inc.                                                   8,750        302,488
                              Plug Power, Inc. (a)                                           12,107         11,986
                              Presstek, Inc. (a)                                              3,140         17,710
                              RBC Bearings, Inc. (a)                                          2,300         77,487
                              Reddy Ice Holdings, Inc.                                        1,000          3,650
                              Regal-Beloit Corp.                                              2,905        123,521
                              Research Frontiers, Inc. (a)(b)                                 2,900         11,948
                              Riviera Holdings Corp. (a)                                        700          5,145
                              Robbins & Myers, Inc.                                           2,800         86,604
                              Ronson Corp. (a)                                                1,124          1,203
                              Roper Industries, Inc.                                          8,500        484,160
                              SI International, Inc. (a)                                      1,770         53,189
                              SPX Corp.                                                       4,648        357,896
                              Safeguard Scientifics, Inc. (a)                                 7,000          8,750
                              Sauer-Danfoss, Inc.                                             1,100         27,159
                              The Shaw Group, Inc. (a)                                        7,400        227,402
                              Somanetics Corp. (a)                                            1,800         39,366
                              Sonic Solutions, Inc. (a)                                       1,800          7,920
                              Spectrum Control, Inc. (a)                                      1,000          7,470
                              Standex International Corp.                                       700         19,425
                              Steelcase, Inc. Class A                                         6,400         68,800
                              Strattec Security Corp.                                           900         23,778
                              Sun Hydraulics, Inc.                                            1,650         42,966
                              T-3 Energy Services, Inc. (a)                                   1,300         48,256
                              Team, Inc. (a)                                                  1,900         68,628
                              Technology Research Corp.                                       1,500          3,525
                              Tecumseh Products Co. Class A (a)                               1,700         42,568
                              Teleflex, Inc.                                                  3,300        209,517
                              Tennant Co.                                                     1,700         58,242
                              Tenneco, Inc. (a)                                               4,800         51,024
                              ThermoGenesis Corp. (a)                                         8,000         10,000
                              Timken Co.                                                      6,400        181,440
                              Trinity Industries, Inc.                                        6,700        172,391
                              Triumph Group, Inc.                                             1,600         73,136
                              TurboChef Technologies, Inc. (a)                                2,300         14,145
                              Twin Disc, Inc.                                                 1,600         22,016
                              Tyler Technologies, Inc. (a)                                    2,400         36,408
                              Valhi, Inc.                                                     1,240         22,320

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Valmont Industries, Inc.                                        1,900   $    157,111
                              Watsco, Inc. (b)                                                2,600        130,728
                              Watts Water Technologies, Inc. Class A                          3,200         87,520
                              Woodward Governor Co.                                           5,800        204,566
                              X-Rite, Inc. (a)                                                1,100          3,872
                                                                                                      ------------
                                                                                                        12,064,079
------------------------------------------------------------------------------------------------------------------
Railroads & Shipping - 0.7%   Alexander & Baldwin, Inc.                                       4,000        176,120
                              American Commercial Lines, Inc. (a)                             4,500         47,880
                              Capital Product Partners LP                                       700          7,616
                              Diamondhead Casino Corp. (a)                                    4,600          8,280
                              Eagle Bulk Shipping, Inc.                                       4,800         66,912
                              Excel Maritime Carriers Ltd. (b)                                3,600         54,288
                              Freightcar America, Inc.                                        1,500         43,905
                              GATX Corp.                                                      3,200        126,624
                              Genco Shipping & Trading Ltd. (b)                               3,200        106,368
                              General Maritime Corp.                                          2,800         54,544
                              Genesee & Wyoming, Inc. Class A (a)                             2,950        110,684
                              Greenbrier Cos., Inc.                                           1,900         37,069
                              Horizon Lines, Inc. Class A                                     3,200         31,584
                              Hornbeck Offshore Services, Inc. (a)                            2,400         92,688
                              International Shipholding Corp. (a)                               300          6,570
                              K-Sea Transportation Partners LP                                  700         14,077
                              Kansas City Southern (a)                                        7,800        346,008
                              Martin Midstream Partners LP                                    1,700         34,323
                              OSG America LP                                                  2,400         21,000
                              OceanFreight, Inc.                                              1,500         20,205
                              Overseas Shipholding Group, Inc.                                2,400        139,944
                              Saia, Inc. (a)                                                  1,400         18,592
                              Ship Finance International Ltd.                                 4,000         86,240
                              TBS International Ltd. (a)                                      1,600         21,536
                              Trico Marine Services, Inc. (a)(b)                              1,400         23,912
                              U.S. Shipping Partners LP                                       2,100          3,066
                              Westinghouse Air Brake Technologies Corp.                       4,400        225,412
                                                                                                      ------------
                                                                                                         1,925,447
------------------------------------------------------------------------------------------------------------------
Real Property - 5.7%          AMB Property Corp.                                              9,400        425,820
                              AMREP Corp. (a)                                                   500         21,205
                              Acadia Realty Trust                                             3,300         83,424
                              Alesco Financial, Inc. (b)                                      1,795          1,616
                              Alexander's, Inc.                                                 300        120,000
                              Alexandria Real Estate Equities, Inc. (c)                       3,100        348,750
                              American Capital Agency Corp.                                   1,500         25,980
                              American Land Lease, Inc.                                         400          7,772
                              American Mortgage Acceptance Co.                                  500            300
                              American Realty Investors, Inc. (a)                               500          4,075
                              Annaly Capital Management, Inc.                                53,900        724,955
                              Anthracite Capital, Inc. (e)                                    7,200         38,592
                              Anworth Mortgage Asset Corp.                                    6,300         37,296

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Arbor Realty Trust, Inc. (b)                                    2,800   $     28,000
                              Associated Estates Realty Corp.                                   100          1,303
                              Avatar Holdings, Inc. (a)                                         700         23,100
                              BRE Properties                                                  4,135        202,615
                              BRT Realty Trust                                                2,000         17,180
                              Big 5 Sporting Goods Corp.                                      3,200         33,024
                              BioMed Realty Trust, Inc.                                       7,200        190,440
                              Brandywine Realty Trust                                         8,914        142,891
                              Brookfield Properties Corp.                                    20,600        326,304
                              CBL & Associates Properties, Inc.                               5,900        118,472
                              CBRE Realty Finance, Inc.                                       2,300          3,105
                              California Coastal Communities, Inc. (a)                        3,200          6,976
                              Camden Property Trust                                           5,057        231,914
                              Capstead Mortgage Corp.                                         5,400         59,130
                              Care Investment Trust, Inc.                                     3,400         39,032
                              Cedar Shopping Centers, Inc.                                    5,400         71,388
                              Chimera Investment Corp.                                        1,700         10,557
                              Colonial Properties Trust                                       4,300         80,367
                              Corporate Office Properties Trust                               4,800        193,680
                              Cousins Properties, Inc.                                        4,400        111,012
                              Crystal River Capital, Inc. (b)                                 3,300          6,666
                              DCT Industrial Trust, Inc.                                     17,500        131,075
                              DiamondRock Hospitality Co.                                     6,900         62,790
                              Digital Realty Trust, Inc.                                      6,200        292,950
                              Douglas Emmett, Inc.                                           10,900        251,463
                              Duke Realty Corp.                                              13,975        343,506
                              Dupont Fabros Technology, Inc.                                  3,800         57,950
                              Eastgroup Properties, Inc.                                      2,600        126,204
                              Education Realty Trust, Inc.                                    4,000         44,320
                              Entertainment Properties Trust                                  3,100        169,632
                              Equity Lifestyle Properties, Inc.                               1,800         95,454
                              Equity One, Inc.                                                3,655         74,891
                              Essex Property Trust, Inc.                                      2,100        248,493
                              Federal Realty Investment Trust                                 5,640        482,784
                              FelCor Lodging Trust, Inc.                                      6,700         47,972
                              First Acceptance Corp. (a)                                      1,327          4,512
                              First Industrial Realty Trust, Inc.                             4,600        131,928
                              First Potomac Realty Trust                                      2,600         44,694
                              Forest City Enterprises, Inc. Class A                           6,800        208,556
                              Forestar Real Estate Group, Inc. (a)                            2,833         41,787
                              Getty Realty Corp.                                              1,900         42,123
                              Gladstone Commercial Corp.                                      2,100         31,794
                              Glimcher Realty Trust                                           4,900         51,156
                              Grubb & Ellis Co.                                               4,922         13,289
                              HRPT Properties Trust                                          19,600        135,044
                              Hatteras Financial Corp.                                        1,100         25,520
                              Health Care REIT, Inc.                                          8,852        471,192

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Healthcare Realty Trust, Inc.                                   5,200   $    151,580
                              Highwoods Properties, Inc.                                      5,550        197,358
                              Hilltop Holdings, Inc. (a)                                      6,280         64,810
                              Home Properties, Inc.                                           3,200        185,440
                              Hospitality Properties Trust                                    9,105        186,835
                              Housevalues, Inc. (a)                                           1,600          4,240
                              IMPAC Mortgage Holdings, Inc. (a)                               5,500          1,375
                              Icahn Enterprises LP                                              600         25,830
                              Inland Real Estate Corp.                                        6,400        100,416
                              Interval Leisure Group, Inc. (a)                                3,860         40,144
                              Investors Real Estate Trust                                     6,500         72,735
                              iStar Financial, Inc.                                          11,200         29,120
                              JER Investors Trust, Inc. (b)                                     500          2,410
                              Jones Lang LaSalle, Inc.                                        3,100        134,788
                              Kilroy Realty Corp.                                             3,400        162,486
                              Kite Realty Group Trust                                         1,700         18,700
                              LTC Properties, Inc.                                            1,100         32,252
                              LTC-Amerivest Liquidating Trust (a)(f)                          4,400              0
                              LaSalle Hotel Properties                                        4,200         97,944
                              Lexington Corporate Properties Trust                            6,120        105,386
                              Liberty Property Trust                                          8,960        337,344
                              LoopNet, Inc. (a)(b)                                            4,000         39,320
                              Luminent Mortgage Capital, Inc. (a)                             7,570             76
                              MFA Mortgage Investments, Inc.                                 19,800        128,700
                              The Macerich Co.                                                7,200        458,280
                              Mack-Cali Realty Corp.                                          6,400        216,768
                              Maguire Properties, Inc.                                        4,500         26,820
                              Meruelo Maddux Properties, Inc. (a)                             3,400          4,148
                              Mid-America Apartment Communities, Inc.                         2,700        132,678
                              Mission West Properties, Inc.                                   1,100         10,714
                              Move, Inc. (a)                                                 10,424         22,099
                              National Health Investors, Inc.                                 1,700         58,106
                              National Retail Properties, Inc.                                7,391        177,014
                              Nationwide Health Properties, Inc.                              9,200        331,016
                              New York Mortgage Trust, Inc.                                   3,300         10,461
                              Newcastle Investment Corp. (b)                                  5,605         35,592
                              NorthStar Realty Finance Corp.                                  6,400         49,600
                              Omega Healthcare Investors, Inc.                                5,300        104,198
                              Origen Financial, Inc.                                          3,500          4,305
                              Orleans Homebuilders, Inc. (b)                                    900          3,645
                              PS Business Parks, Inc.                                         2,000        115,200
                              Parkway Properties, Inc.                                        1,800         68,148
                              Pennsylvania Real Estate Investment Trust                       4,099         77,266
                              Pope Resources, Ltd. LP                                           300          8,535
                              Post Properties, Inc.                                           3,500         97,895
                              RAIT Investment Trust (b)                                       6,300         34,587
                              Ramco-Gershenson Properties Trust                               1,600         35,872

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Reading International, Inc. Class A (a)                         1,300   $      8,840
                              Realty Income Corp.                                             9,700        248,320
                              Redwood Trust, Inc. (b)                                         3,200         69,536
                              Regency Centers Corp.                                           6,600        440,154
                              SL Green Realty Corp.                                           5,882        381,154
                              Saul Centers, Inc.                                              1,300         65,702
                              Senior Housing Properties Trust                                11,200        266,896
                              Sovran Self Storage, Inc.                                       1,500         67,035
                              The St. Joe Co. (a)(b)                                          9,200        359,628
                              Stonemor Partners LP                                            2,100         30,618
                              Strategic Hotel Capital, Inc.                                   5,400         40,770
                              Stratus Properties, Inc. (a)                                      200          5,504
                              Sun Communities, Inc.                                           2,600         51,506
                              Sunstone Hotel Investors, Inc.                                  6,100         82,350
                              Tanger Factory Outlet Centers, Inc.                             3,200        140,128
                              Taubman Centers, Inc.                                           5,000        250,000
                              Thomas Properties Group, Inc.                                   2,600         26,260
                              Thornburg Mortgage, Inc.                                           10             18
                              Toreador Resources Corp. (a)                                    3,400         30,566
                              Transcontinental Realty Investors, Inc. (a)                       100          1,080
                              Tree.com, Inc. (a)                                                642          3,096
                              U-Store-It Trust                                                5,000         61,350
                              UDR, Inc.                                                      12,365        323,345
                              Universal Health Realty Income Trust                            1,300         50,570
                              Urstadt Biddle Properties, Inc.                                 1,300         21,931
                              Urstadt Biddle Properties, Inc. Class A                           900         16,875
                              Ventas, Inc.                                                   13,900        686,938
                              Washington Real Estate Investment Trust                         5,000        183,150
                              Weingarten Realty Investors                                     7,575        270,200
                              ZipRealty, Inc. (a)                                             1,049          4,280
                                                                                                      ------------
                                                                                                        15,758,056
------------------------------------------------------------------------------------------------------------------
Retail - 2.8%                 1-800-FLOWERS.COM, Inc. Class A (a)                             4,470         26,909
                              99 Cents Only Stores (a)                                        5,866         64,350
                              A.C. Moore Arts & Crafts, Inc. (a)                              3,100         19,437
                              Aaron Rents, Inc.                                               3,975        107,603
                              Advance Auto Parts, Inc.                                        8,500        337,110
                              Allion Healthcare, Inc. (a)                                     3,200         19,040
                              Alloy, Inc. (a)                                                 1,300         10,049
                              American Apparel, Inc. (a)                                      2,700         22,140
                              American Eagle Outfitters, Inc.                                15,165        231,266
                              AnnTaylor Stores Corp. (a)                                      4,375         90,300
                              Arden Group, Inc. Class A                                         200         29,124
                              Asbury Automotive Group, Inc.                                   2,500         28,800
                              BJ's Wholesale Club, Inc. (a)                                   5,400        209,844
                              Barnes & Noble, Inc.                                            3,500         91,280
                              Bidz.com, Inc. (a)(b)                                             700          6,062
                              Bluegreen Corp. (a)                                             1,100          7,601

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              The Bon-Ton Stores, Inc.                                        2,600   $      7,072
                              Books-A-Million, Inc.                                           1,200          6,000
                              Borders Group, Inc.                                             6,200         40,672
                              Brightpoint, Inc. (a)                                           5,556         40,003
                              Build-A-Bear Workshop, Inc. (a)                                 1,300          9,464
                              CarMax, Inc. (a)(b)                                            17,300        242,200
                              Casey's General Stores, Inc.                                    5,200        156,884
                              Casual Male Retail Group, Inc. (a)                              3,100         12,183
                              The Cato Corp. Class A                                          2,750         48,262
                              Central Garden & Pet Co. Class A (a)                            3,500         20,825
                              Charlotte Russe Holding, Inc. (a)                               2,800         28,700
                              Charming Shoppes, Inc. (a)                                     10,655         52,103
                              Chico's FAS, Inc. (a)                                          13,300         72,751
                              The Children's Place Retail Stores, Inc. (a)                    2,405         80,207
                              Christopher & Banks Corp.                                       2,238         17,165
                              Circuit City Stores, Inc. (b)                                  15,180         11,537
                              Coldwater Creek, Inc. (a)                                       7,470         43,251
                              Collective Brands, Inc. (a)                                     6,300        115,353
                              Cost Plus, Inc. (a)                                             4,700          9,165
                              DSW, Inc. Class A (a)(b)                                        1,700         23,290
                              dELiA*s, Inc. (a)                                               5,199         14,973
                              Dollar Tree, Inc. (a)                                           8,605        312,878
                              Dress Barn, Inc. (a)                                            5,606         85,716
                              drugstore.com, Inc. (a)                                         3,400          7,990
                              Eddie Bauer Holdings, Inc. (a)                                    800          4,280
                              The Finish Line, Inc. Class A                                   4,247         42,428
                              Flanigan's Enterprises, Inc. (a)                                  200          1,170
                              Foot Locker, Inc.                                              13,300        214,928
                              Fred's, Inc.                                                    2,850         40,527
                              Gander Mountain Co. (a)(b)                                      1,400          4,578
                              Genesco, Inc. (a)                                               2,300         77,004
                              The Great Atlantic & Pacific Tea Co., Inc. (a)                  2,920         31,594
                              Gymboree Corp. (a)                                              2,500         88,750
                              HFF, Inc. Class A (a)                                           2,700         10,800
                              HSN, Inc. (a)                                                   3,860         42,499
                              Hanesbrands, Inc. (a)                                           9,300        202,275
                              hhgregg, Inc. (a)                                               1,000          9,750
                              Hillenbrand, Inc.                                               5,345        107,755
                              Hot Topic, Inc. (a)                                             3,250         21,483
                              IAC/InterActiveCorp. (a)                                        9,650        166,945
                              Insight Enterprises, Inc. (a)                                   4,000         53,640
                              Jamba, Inc. (a)(b)                                              3,800          3,420
                              Jo-Ann Stores, Inc. (a)                                         2,665         55,912
                              Kirkland's, Inc. (a)                                            1,100          2,497
                              Longs Drug Stores Corp.                                         3,200        242,048
                              Lumber Liquidators, Inc. (a)                                      700          8,792
                              Men's Wearhouse, Inc.                                           3,800         80,712

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              O'Reilly Automotive, Inc. (a)                                  11,724   $    313,851
                              OfficeMax, Inc.                                                 8,200         72,898
                              Overstock.com, Inc. (a)(b)                                      1,300         25,753
                              PC Connection, Inc. (a)                                         3,000         20,070
                              Pacific Sunwear of California, Inc. (a)                         7,125         47,951
                              The Pep Boys - Manny, Moe & Jack                                3,700         22,866
                              Pet DRx Corp. (a)                                               4,900         12,642
                              PetSmart, Inc.                                                 12,300        303,933
                              Pier 1 Imports, Inc. (a)                                        8,500         35,105
                              PriceSmart, Inc.                                                2,150         35,991
                              Rent-A-Center, Inc. (a)                                         6,500        144,820
                              Retail Ventures, Inc. (a)                                       2,200          8,580
                              Rite Aid Corp. (a)(b)                                          57,600         48,384
                              Ross Stores, Inc.                                              12,700        467,487
                              Ruddick Corp.                                                   3,100        100,595
                              Ruth's Hospitality Group, Inc. (a)                              3,400         13,362
                              Saks, Inc. (a)                                                 12,200        112,850
                              Sally Beauty Co., Inc. (a)                                      8,470         72,842
                              School Specialty, Inc. (a)                                      2,000         62,380
                              Sharper Image Corp. (a)(b)                                      2,800             28
                              Shoe Carnival, Inc. (a)                                         1,800         29,484
                              Signet Jewelers Ltd.                                            8,800        205,744
                              Stamps.com, Inc. (a)                                            2,150         25,091
                              Stein Mart, Inc.                                                6,000         23,460
                              Systemax, Inc.                                                  1,200         16,872
                              The Talbots, Inc.                                               3,300         43,230
                              Texas Roadhouse, Inc. Class A (a)                               5,600         50,344
                              Ticketmaster (a)                                                3,860         41,418
                              Titan Machinery, Inc. (a)                                       1,400         29,134
                              Tractor Supply Co. (a)                                          3,400        142,970
                              Tuesday Morning Corp. (a)                                       3,100         12,803
                              Tween Brands, Inc. (a)                                          2,700         26,433
                              Ulta Salon Cosmetics & Fragrance, Inc. (a)                      3,957         52,549
                              Unifirst Corp.                                                  1,700         73,253
                              United Stationers, Inc. (a)                                     2,500        119,575
                              Urban Outfitters, Inc. (a)                                     11,400        363,318
                              Weis Markets, Inc.                                              1,200         43,212
                              West Marine, Inc. (a)                                           1,600          9,536
                              The Wet Seal, Inc. Class A (a)                                  8,675         31,490
                              Williams-Sonoma, Inc.                                           7,300        118,114
                              Winmark Corp. (a)                                                 600          9,654
                              Zale Corp. (a)(b)                                               4,200        105,000
                              Zumiez, Inc. (a)                                                2,600         42,848
                                                                                                      ------------
                                                                                                         7,811,266
------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.4%      Alberto-Culver Co.                                              7,370        200,759
                              Bare Escentuals, Inc. (a)(b)                                    6,500         70,655
                              Chattem, Inc. (a)                                               1,800        140,724

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Church & Dwight Co., Inc.                                       6,300   $    391,167
                              Elizabeth Arden, Inc. (a)                                       3,300         64,779
                              Inter Parfums, Inc.                                             2,450         33,222
                              Nu Skin Enterprises, Inc. Class A                               4,300         69,746
                              Parlux Fragrances, Inc. (a)                                     1,100          5,654
                              Physicians Formula Holdings, Inc. (a)                           1,000          5,950
                              Revlon, Inc., Class A (a)                                       2,989         44,387
                              Steiner Leisure Ltd. (a)                                        1,000         34,380
                                                                                                      ------------
                                                                                                         1,061,423
------------------------------------------------------------------------------------------------------------------
Steel - 0.5%                  Ampco-Pittsburgh Corp.                                          1,000         25,900
                              Carpenter Technology Corp.                                      4,600        117,990
                              Cleveland-Cliffs, Inc.                                          9,600        508,224
                              Cold Metal Products, Inc. (a)                                   1,400              0
                              Friedman Industries, Inc.                                         600          3,990
                              Gibraltar Industries, Inc.                                      3,400         63,614
                              Northwest Pipe Co. (a)                                          1,300         56,706
                              Olympic Steel, Inc.                                             1,205         35,535
                              Omega Flex, Inc.                                                  500         11,275
                              Schnitzer Steel Industries, Inc. Class A                        2,150         84,366
                              Shiloh Industries, Inc.                                           400          3,380
                              Steel Dynamics, Inc.                                           18,060        308,645
                              Synalloy Corp.                                                  1,300         17,615
                              Universal Stainless & Alloy Products, Inc. (a)                    700         17,885
                              Worthington Industries, Inc.                                    6,300         94,122
                                                                                                      ------------
                                                                                                         1,349,247
------------------------------------------------------------------------------------------------------------------
Telephone - 1.8%              ADC Telecommunications, Inc. (a)(c)                            11,400         96,330
                              ATSI Communications, Inc. (a)                                      75             15
                              Acme Packet, Inc. (a)                                           5,400         30,942
                              Adtran, Inc.                                                    6,280        122,397
                              Airspan Networks, Inc. (a)                                      7,800          2,652
                              Alaska Communications Systems Group, Inc.                       4,900         59,927
                              Applied Signal Technology, Inc.                                 2,400         41,712
                              Aruba Networks, Inc. (a)                                        5,000         25,650
                              Atlantic Tele-Network, Inc.                                       500         14,000
                              Autobytel, Inc. (a)                                             8,000          8,560
                              Centennial Communications Corp. (a)                             8,700         54,288
                              Cincinnati Bell, Inc. (a)                                      17,900         55,311
                              Consolidated Communications Holdings, Inc.                      3,484         52,539
                              Crown Castle International Corp. (a)                           24,090        697,887
                              D&E Communications, Inc.                                          999          7,542
                              Digital Angel Corp. (a)                                         4,705          1,741
                              Ditech Networks, Inc. (a)                                       2,000          2,380
                              Equinix, Inc. (a)                                               3,215        223,314
                              Extreme Networks, Inc. (a)                                     13,000         43,810
                              FairPoint Communications, Inc.                                  9,600         83,232
                              FiberTower Corp. (a)                                           22,700         31,326
                              Fibernet Telecom Group, Inc. (a)                                    1              9

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Finisar Corp. (a)                                              26,135   $     26,396
                              Fusion Telecommunications International, Inc. (a)               4,500            945
                              General Communication, Inc. Class A (a)                         3,400         31,484
                              GeoEye, Inc. (a)                                                2,000         44,260
                              Global Crossing Ltd. (a)                                        2,595         39,340
                              Globalstar, Inc. (a)                                            5,600          9,520
                              Globecomm Systems Inc. (a)                                      1,400         12,236
                              GoAmerica, Inc. (a)                                                 6             32
                              HickoryTech Corp.                                                 800          4,648
                              Hughes Communications, Inc. (a)                                   900         33,030
                              ICO Global Communications Holdings Ltd. (a)                    15,100         16,459
                              ID Systems, Inc. (a)                                            1,600         14,160
                              IDT Corp. Class B (a)                                           4,600          3,404
                              Ibasis, Inc.                                                    2,400          8,376
                              Iowa Telecommunications Services, Inc.                          3,400         63,512
                              iPCS, Inc. (a)                                                  1,900         42,313
                              j2 Global Communications, Inc. (a)                              4,500        105,075
                              Leap Wireless International, Inc. (a)                           5,100        194,310
                              Level 3 Communications, Inc. (a)(b)                           151,088        407,938
                              MetroPCS Communications, Inc. (a)                              18,000        251,820
                              NET2000 Communications, Inc. (a)                                  300              0
                              NII Holdings, Inc. (a)                                         16,400        621,888
                              NTELOS Holdings Corp.                                           3,000         80,670
                              Neutral Tandem, Inc. (a)                                        1,400         25,956
                              Nextwave Wireless, Inc. (a)(b)                                  4,100          2,460
                              Novatel Wireless, Inc. (a)                                      3,586         21,731
                              Occam Networks, Inc. (a)                                          400          1,600
                              Optical Cable Corp. (a)                                           247          1,025
                              PAETEC Holding Corp. (a)                                       18,300         39,345
                              Primus Telecommunications GP (a)                               29,100          6,693
                              RCN Corp. (a)                                                   4,500         55,170
                              Shenandoah Telecom Co.                                          1,600         35,312
                              Sonus Networks, Inc. (a)                                       22,000         63,360
                              SureWest Communications                                           800          8,160
                              Syniverse Holdings, Inc. (a)                                    2,900         48,169
                              TW Telecom, Inc. (a)                                           14,400        149,616
                              Telephone & Data Systems, Inc.                                  6,300        225,225
                              Telephone & Data Systems, Inc. (Special Shares)                 2,900        104,110
                              Telular Corp. (a)                                                 200            482
                              TerreStar Corp. (a)(b)                                          5,100          5,100
                              Terremark Worldwide, Inc. (a)                                   2,700         18,549
                              U.S. Cellular Corp. (a)                                         1,600         75,072
                              USA Mobility, Inc.                                              3,600         39,600
                              UTStarcom, Inc. (a)(b)                                         10,500         35,385
                              Virgin Media, Inc.                                             29,455        232,695
                              Virgin Mobile USA, Inc. (a)                                     5,800         17,052

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Vonage Holdings Corp. (a)(b)                                   11,300   $     11,413
                              Warwick Valley Telephone Co.                                    1,500         16,815
                                                                                                      ------------
                                                                                                         4,907,475
------------------------------------------------------------------------------------------------------------------
Tires & Rubber                American Biltrite, Inc. (a)                                       200            960
Goods - 0.1%                  Carlisle Cos., Inc.                                             6,000        179,820
                              Cooper Tire & Rubber Co.                                        6,400         55,040
                              SRI/Surgical Express, Inc. (a)                                  1,000          3,250
                              Synergetics USA, Inc. (a)                                         400            804
                                                                                                      ------------
                                                                                                           239,874
------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                Alliance One International, Inc. (a)                            6,500         24,700
                              M&F Worldwide Corp. (a)                                         1,600         64,000
                              Schweitzer-Mauduit International, Inc.                            900         17,091
                              Universal Corp.                                                 2,745        134,752
                              Vector Group Ltd. (b)                                           4,512         79,679
                                                                                                      ------------
                                                                                                           320,222
------------------------------------------------------------------------------------------------------------------
Travel & Recreation - 1.2%    Aldila, Inc.                                                      100            401
                              All-American SportPark, Inc. (a)                                4,038            807
                              Ambassadors Group, Inc.                                         2,500         39,775
                              Amerco, Inc. (a)                                                  800         33,544
                              American Classic Voyages Co. (a)                                  100              0
                              Ameristar Casinos, Inc.                                         2,500         35,475
                              Bally Technologies, Inc. (a)                                    4,400        133,232
                              Boyd Gaming Corp.                                               3,700         34,632
                              Brunswick Corp.                                                 9,600        122,784
                              CKX, Inc. (a)                                                   6,000         36,960
                              Callaway Golf Co.                                               6,800         95,676
                              Cedar Fair, LP                                                  4,000         82,840
                              Choice Hotels International, Inc.                               3,400         92,140
                              Dick's Sporting Goods, Inc. (a)                                 8,500        166,430
                              Dollar Thrifty Automotive Group, Inc. (a)                       2,100          4,053
                              Dover Downs Gaming & Entertainment, Inc.                        3,116         24,242
                              Elixir Gaming Technologies, Inc. (a)(b)                         3,300          1,089
                              Empire Resorts, Inc. (a)(b)                                     5,300         13,356
                              Full House Resorts, Inc. (a)                                    1,000          1,500
                              Great Wolf Resorts, Inc. (a)                                    1,800          6,588
                              Interstate Hotels & Resorts, Inc. (a)                           3,800          8,930
                              Las Vegas Sands Corp. (a)(b)                                   10,300        371,933
                              Life Time Fitness, Inc. (a)(b)                                  2,600         81,302
                              Lodgian, Inc. (a)                                               1,100          8,580
                              MGM Mirage (a)(b)                                               9,011        256,814
                              MTR Gaming Group, Inc. (a)                                      2,100          6,972
                              Marcus Corp.                                                    1,500         24,120
                              Marine Products Corp.                                             700          5,810
                              Monarch Casino & Resort, Inc. (a)                               1,600         18,224
                              Morgans Hotel Group Co. (a)                                     3,800         41,458
                              Multimedia Games, Inc. (a)(b)                                   1,900          8,227

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Orbitz Worldwide, Inc. (a)                                      4,800   $     28,176
                              Orient Express Hotels Ltd. Class A                              4,000         96,520
                              Pinnacle Entertainment, Inc. (a)                                4,600         34,776
                              Pool Corp. (b)                                                  4,650        108,485
                              Premier Exhibitions, Inc. (a)                                   3,700          6,660
                              Progressive Gaming International Corp. (a)                        838          1,198
                              Red Lion Hotels Corp. (a)                                         500          4,010
                              Rick's Cabaret International, Inc. (a)                            900          8,838
                              Royal Caribbean Cruises Ltd.                                   13,200        273,900
                              Scientific Games Corp. Class A (a)                              7,200        165,744
                              Shuffle Master, Inc. (a)                                        5,543         28,214
                              Silverleaf Resorts, Inc. (a)                                    6,600          8,184
                              Six Flags, Inc. (a)                                            11,700          8,073
                              Sonesta International Hotels Corp. Class A                        200          4,160
                              Speedway Motorsports, Inc.                                      1,500         29,220
                              Sport Supply Group, Inc.                                        2,300         25,300
                              Town Sports International Holdings, Inc. (a)                      700          4,270
                              TravelCenters of America LLC (a)                                2,260          6,441
                              Travelzoo, Inc. (a)                                             1,100          8,712
                              Vail Resorts, Inc. (a)                                          2,400         83,880
                              WMS Industries, Inc. (a)                                        3,700        113,109
                              Wynn Resorts Ltd. (a)                                           6,000        489,840
                                                                                                      ------------
                                                                                                         3,295,604
------------------------------------------------------------------------------------------------------------------
Trucking & Freight - 0.7%     Arkansas Best Corp.                                             2,500         84,225
                              BancTrust Financial Group, Inc.                                 1,488         19,522
                              Celadon Group, Inc. (a)                                         1,725         19,786
                              Con-way, Inc.                                                   3,700        163,207
                              Covenant Transport Group Class A (a)                            2,700          7,776
                              Dynamex, Inc. (a)                                                 100          2,846
                              Forward Air Corp.                                               3,000         81,690
                              Frozen Food Express Industries, Inc.                            1,900         10,279
                              HUB Group, Inc. Class A (a)                                     3,100        116,715
                              Heartland Express, Inc.                                         7,108        110,316
                              Hythiam, Inc. (a)(b)                                           10,400         13,416
                              J.B. Hunt Transport Services, Inc.                             10,600        353,722
                              Knight Transportation, Inc.                                     5,700         96,729
                              Landstar System, Inc.                                           5,300        233,518
                              Marten Transport Ltd. (a)                                       1,237         24,134
                              Old Dominion Freight Line, Inc. (a)                             3,162         89,611
                              P.A.M. Transportation Services, Inc. (a)                          400          4,380
                              Pacer International, Inc.                                       3,900         64,233
                              Quality Distribution, Inc. (a)                                  1,500          6,375
                              TAL International Group, Inc.                                   1,400         29,148
                              USA Truck, Inc. (a)                                               700         11,165
                              UTI Worldwide, Inc.                                             7,900        134,458
                              Universal Truckload Services, Inc. (a)                            900         21,924
                              Wabash National Corp.                                           1,800         17,010

Master Extended Market Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                      Common Stocks                                                Shares        Value
------------------------------------------------------------------------------------------------------------------
                              Werner Enterprises, Inc.                                        5,200   $    112,892
                              YRC Worldwide, Inc. (a)                                         5,729         68,519
                                                                                                      ------------
                                                                                                         1,897,596
------------------------------------------------------------------------------------------------------------------
                              Total Common Stocks - 95.3%                                              263,751,597
------------------------------------------------------------------------------------------------------------------
                              Preferred Stock
------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 0.0%       Inverness Medical Innovations, Inc. Series B, 3% (g)              198         37,566
------------------------------------------------------------------------------------------------------------------
                              Total Preferred Stock - 0.0%                                                  37,566
------------------------------------------------------------------------------------------------------------------
                              Warrants (h)
------------------------------------------------------------------------------------------------------------------
Business Machines - 0.0%      Lantronix, Inc. (expires 2/09/11)                                   2              0
------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%     GreenHunter Energy, Inc. (expires 8/27/11)                         30              0
------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 0.0%         Federal-Mogul Corp. Class A (expires 12/27/14)                    249            125
------------------------------------------------------------------------------------------------------------------
                              Total Warrants - 0.0%                                                            125
------------------------------------------------------------------------------------------------------------------
                              Other Interests (i)
------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 0.0%       Tripos, Inc. Liquidating Trust (a)(f)                             700              0
------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%     PetroCorp Inc. (Escrow Shares) (a)(f)                             600              0
------------------------------------------------------------------------------------------------------------------
                              Total Other Interests - 0.0%                                                       0
------------------------------------------------------------------------------------------------------------------
                              Total Long-Term Investments
                              (Cost - $261,081,109) - 95.3%                                            263,789,288
------------------------------------------------------------------------------------------------------------------
                                                                                         Beneficial
                              Short-Term Securities                                       Interest
                                                                                            (000)
------------------------------------------------------------------------------------------------------------------
                              BlackRock Liquidity Series, LLC Cash Sweep Series,
                                 2.59% (e)(j)                                               $10,904     10,903,914
                              BlackRock Liquidity Series, LLC Money Market Series,
                                 2.66% (e)(j)(k)                                             10,893     10,892,500
------------------------------------------------------------------------------------------------------------------
                              Total Short-Term Securities
                              (Cost - $21,796,414) - 7.9%                                               21,796,414
------------------------------------------------------------------------------------------------------------------
                              Total Investments (Cost - $282,877,523*) - 103.2%                        285,585,702

                              Liabilities in Excess of Other Assets - (3.2)%                            (8,893,785)
                                                                                                      ------------
                              Net Assets - 100.0%                                                     $276,691,917
                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 283,859,164
                                                                  =============
      Gross unrealized appreciation                               $  50,755,837
      Gross unrealized depreciation                                 (49,029,299)
                                                                  -------------
      Net unrealized appreciation                                 $   1,726,538
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) All or a portion of security, has been pledged as collateral in connection with open financial futures contracts.
(d)   Depositary receipts.

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments September 30, 2008 (Unaudited)

(e) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------------
                                           Purchase                                Realized Gain
      Affiliate                              Cost              Sales Cost              (Loss)            Income
      ------------------------------------------------------------------------------------------------------------
      Anthracite Capital, Inc.             $     22,916       $      5,153         $     (2,250)      $      5,441
      BlackRock, Inc.                      $    196,596       $  1,017,748         $    444,397       $     15,210
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                 $  1,625,968*                --                   --       $    182,420
      BlackRock Liquidity Series, LLC
         Money Market Series                         --       $(34,691,396)**                --       $    434,759
      ------------------------------------------------------------------------------------------------------------
      *  Represents net purchase cost.
      ** Represents net sales cost.

(f)   Security is fair valued.
(g)   Convertible security.
(h) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(j)   Represents the current yield as of report date.
(k)   Security was purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of September 30, 2008 were as follows:

      --------------------------------------------------------------------------------------------
                                                                                       Unrealized
      Contracts             Issue              Expiration Date       Face Value       Depreciation
      --------------------------------------------------------------------------------------------
         47           Russell 2000 Index        December 2008       $ 3,346,882         $ (158,402)
         130         S&P 400 Midcap Index       December 2008       $ 9,940,829           (446,929)
      --------------------------------------------------------------------------------------------
      Total                                                                             $ (605,331)
                                                                                        ==========

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments September 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Series' investments:
            -------------------------------------------------------------------
            Valuation                      Investments in        Other Financial
              Inputs                         Securities            Instruments*
            -------------------------------------------------------------------
            Level 1                        $ 263,773,031             $ (605,331)
            Level 2                           21,812,671                     --
            Level 3                                   --                     --
            -------------------------------------------------------------------
            Total                          $ 285,585,702             $ (605,331)
                                           ====================================
            * Other financial instruments are futures.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 24, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 24, 2008